As filed with the Securities and Exchange Commission on December 31, 2007

                                              SECURITIES ACT FILE NO. 333-134551
                                       INVESTMENT COMPANY ACT FILE NO. 811-21906
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|
Pre-Effective Amendment No.                                             |_|
Post Effective Amendment No. 41                                         |X|
                                       and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|
                                 mendment No. 44                        |X|

                        (Check appropriate box or boxes)

                       CLAYMORE EXCHANGE-TRADED FUND TRUST
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                         (Address of Principal Executive
                                    Offices)

                                 (630) 505-3700
                          Registrant's Telephone Number

                             NICHOLAS DALMASO, ESQ.
                             CLAYMORE ADVISORS, LLC
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                             STUART M. STRAUSS, ESQ.
                             CLIFFORD CHANCE US LLP
                               31 WEST 52ND STREET
                            NEW YORK, NEW YORK 10019

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX) _________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
    X     ON DECEMBER 31, 2007 PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

                                                                      [LOGO]
                                                                    CLAYMORE(R)

                  CLAYMORE EXCHANGE-TRADED FUND TRUST


            o     Claymore/Clear Spin-Off ETF

            o     Claymore/Sabrient Insider ETF

            o     Claymore/Sabrient Stealth ETF

            o     Claymore/Sabrient Defender ETF

            o     Claymore/Zacks Sector Rotation ETF

            o     Claymore/Zacks Yield Hog ETF

            o     Claymore/Zacks Growth & Income Index ETF


            Prospectus

            December 31, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
      TABLE OF CONTENTS
--------------------------------------------------------------------------------

Introduction--Claymore Exchange-Traded Fund Trust                      3
Who Should Invest                                                      3
Tax-Advantaged Product Structure                                       4
Claymore/Clear Spin-Off ETF                                            5

Claymore/Sabrient Insider ETF                                         12
Claymore/Sabrient Stealth ETF                                         19
Claymore/Sabrient Defender ETF                                        26
Claymore/Zacks Sector Rotation ETF                                    33
Claymore/Zacks Yield Hog ETF                                          45
Claymore/Zacks Growth & Income Index ETF                              54
Secondary Investment Strategies                                       60
Additional Risk Considerations                                        61
Investment Advisory Services                                          62
Purchase and Redemption of Shares                                     64
How to Buy and Sell Shares                                            66
Frequent Purchases And Redemptions                                    71
Fund Service Providers                                                72
Index Providers                                                       73
Disclaimers                                                           74
Federal Income Taxation                                               76
Other Information                                                     79
Financial Highlights                                                  80


NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS, CLAYMORE ADVISORS, LLC, THE FUNDS' INVESTMENT ADVISER (THE "INVESTMENT ADVISER"), OR THE FUNDS' DISTRIBUTOR, CLAYMORE SECURITIES, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUNDS OR BY THE FUNDS' DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

--------------------------------------------------------------------------------
INTRODUCTION-CLAYMORE EXCHANGE-TRADED FUND TRUST
--------------------------------------------------------------------------------


The Claymore Exchange-Traded Fund Trust (the "Trust") is an investment company currently consisting of 25 separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index. Claymore Advisors, LLC is the investment adviser for the funds (the "Investment Adviser").

This prospectus relates to seven funds of the Trust, Claymore/Clear Spin-Off ETF, Claymore/Sabrient Insider ETF, Claymore/Sabrient Stealth ETF, Claymore/Sabrient Defender ETF, Claymore/Zacks Sector Rotation ETF, Claymore/Zacks Yield Hog ETF and Claymore/Zacks Growth & Income Index ETF (each a "Fund" and, together, the "Funds").

The Funds' shares (the "Shares") are listed and traded on the American Stock Exchange (the "AMEX"). The Funds' Shares trade at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Funds issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks of 50,000 Shares, each of which is called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a specified index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.


WHO SHOULD INVEST
--------------------------------------------------------------------------------

The Funds are designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented by a specified index and may also be used as an asset allocation tool or as a speculative trading instrument.

                                                                             | 3

TAX-ADVANTAGED PRODUCT STRUCTURE
--------------------------------------------------------------------------------

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds' portfolios that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.

4 |

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--------------------------------------------------------------------------------
CLAYMORE/CLEAR SPIN-OFF ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Clear Spin-off Index (the "Spin-off Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Spin-off Index. The Spin-off Index is comprised of approximately 40 stocks selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks, American depositary receipts ("ADRs") and master limited partnerships ("MLPs"). The universe of companies eligible for inclusion in the Index includes companies that have been spun-off within the past two years (but not more recently than six months prior to the applicable rebalancing date), without limitations on market capitalization (including micro-cap securities), but which are primarily small- and mid-cap companies with capitalizations under $10.0 billion. Clear Indexes LLC ("Clear" or the "Index Provider") defines a spin-off company as any company resulting from either of the following events: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders or equity "carve-outs" or "partial initial public offerings" in which a parent company sells a percentage of the equity of a subsidiary to public shareholders. The Fund will normally invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment


                                                                             | 5

Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------

The Spin-off Index selection methodology is designed to identify companies with potentially superior risk/return profiles as determined by Clear. The Index is designed to actively represent the stock of a group of companies that have recently been spun-off from larger corporations and have the opportunity to better focus on their core market segment. The Index constituent selection methodology was developed by Clear as a quantitative approach to selecting stocks from a universe of all spin-off companies. The Index constituent selection model evaluates and selects stocks from a universe of recently spun-off companies using a proprietary, 100% rules-based methodology developed by Clear. The Index constituent selection methodology utilizes multi-factor proprietary selection rules to seek to identify those stocks that offer the greatest potential from a risk/return perspective. The Index is adjusted semi-annually.

INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. Potential Index constituents include all equities trading on major U.S. exchanges of companies that have been spun-off within the past two years.

2. The Spin-off Index comprises the 40 highest-ranking stocks chosen from the universe of spun-off companies.

3. Each company is ranked using a 100% quantitative rules-based methodology that includes composite scoring of several growth-oriented, multi-factor filters, and is sorted from highest to lowest.

4. The 40 highest-ranking stocks are chosen and given a modified market cap weighting with a maximum weight of 5%.

5. The constituent selection process and portfolio rebalance is repeated semi-annually.


6 |

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.

INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

SMALL AND MEDIUM-SIZED COMPANY RISK. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more


                                                                             | 7
volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

MICRO-CAP COMPANY RISK. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

MASTER LIMITED PARTNERSHIP RISK. Investments in securities of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Spin-off Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Spin-off Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Spin-off Index. Since the Spin-off Index constituents may vary on a semi-annual basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Spin-off Index, as would be the case if it purchased all of the stocks in the Spin-off Index with the same weightings as the Spin-off Index.

REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Spin-off Index.


8 |

ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.


                                                                             | 9

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee per order(1)      $2,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             0.61%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       1.11%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       0.36%
--------------------------------------------------------------------------------
Net operating expenses                                                     0.75%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.




10 |

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
      ONE YEAR*        THREE YEARS*      FIVE YEARS*       TEN YEARS*
--------------------------------------------------------------------------------
         $76               $238             $499             $1,247
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 40 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 40 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $10,074, $30,461, $63,136 and $156,617 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


                                                                            | 11

--------------------------------------------------------------------------------
CLAYMORE/SABRIENT INSIDER ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Sabrient Insider Sentiment Index (the "Insider Sentiment Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Insider Sentiment Index. The Insider Sentiment Index is comprised of approximately 100 stocks selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks and American depositary receipts ("ADRs"). The universe of companies eligible for inclusion in the Index includes approximately 6,000 listed companies without limitations on market capitalization. The Fund will normally invest at least 90% of its total assets in common stocks and ADRs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are

12 |
not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------


The Insider Sentiment Index selection methodology is designed to identify companies with potentially superior risk-return profiles as determined by Sabrient Systems LLC ("Sabrient" or the "Index Provider"). The objective of the Index is to actively represent a group of stocks that are reflecting favorable corporate insider buying trends (determined via the public filings of such corporate insiders) and Wall Street analyst earnings estimate increases. Pursuant to Sabrient's proprietary methodology, Sabrient evaluates both corporate insider buying trends and Wall Street analyst earnings estimate increases in ranking companies for possible Index inclusion, and it is possible for a company that scores highly enough under either one of those factors to be included in the Index based on that factor alone.

The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those stocks that are believed to offer the greatest potential from a risk/return perspective while maintaining industry diversification. The approach is specifically designed to enhance investment applications and investability. The Index is adjusted quarterly.


INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. Potential Index constituents include all equities trading on major U.S. exchanges.


2. The Insider Sentiment Index is comprised of the 100 highest-ranking stocks chosen from a subset of companies covered by more than one analyst.

3. Each company is ranked using a 100% quantitative rules-based methodology that includes composite scoring of a handful of specially-targeted factors, and is sorted from highest to lowest.


4. The 100 highest-ranking stocks are chosen and given an equal weighting in the portfolio.


5. The constituent selection process and portfolio rebalance is repeated once per quarter.




                                                                            | 13

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------


INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.


INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

14 |

SMALL AND MEDIUM-SIZED COMPANY RISK. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

NON-CORRELATION RISK. The Fund's return may not match the return of the Insider Sentiment Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Insider Sentiment Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Insider Sentiment Index. Since the Insider Sentiment Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Insider Sentiment Index, as would be the case if it purchased all of the stocks in the Insider Sentiment Index with the same weightings as the Insider Sentiment Index.

REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Insider Sentiment Index.


ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


                                                                            | 15

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

16 |

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee per order(1)      $2,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             0.65%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       1.15%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       0.39%
--------------------------------------------------------------------------------
Net operating expenses                                                     0.76%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.




                                                                            | 17

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
      ONE YEAR*        THREE YEARS*      FIVE YEARS*       TEN YEARS*
--------------------------------------------------------------------------------
         $78               $243             $513             $1,287
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 100 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 100 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $10,201, $30,856, $64,686 and $161,337 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


18 |

--------------------------------------------------------------------------------
CLAYMORE/SABRIENT STEALTH ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Sabrient Stealth Index (the "Stealth Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Stealth Index. The Stealth Index is comprised of approximately 150 stocks selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks and American depositary receipts ("ADRs") having little or no Wall Street analyst coverage (no more than two analysts). The universe of potential Index constituents includes approximately 2,100 listed companies without limitations on market capitalization, but which are mostly small-cap and micro-cap companies with capitalizations under $3.5 billion. The Fund will normally invest at least 90% of its total assets in common stock and ADRs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are

                                                                            | 19
not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------


The Stealth Index selection methodology is designed to identify companies with potentially superior risk-return profiles as determined by Sabrient Systems LLC ("Sabrient" or the "Index Provider"). The objective of the Index is to actively represent a group of stocks that are "flying under the radar screen" of Wall Street's analysts, but which have displayed robust growth characteristics.

The Index constituent selection methodology was developed by Sabrient as a quantitative approach to selecting stocks in a diversified portfolio from a group of companies that have little or no Wall Street analyst coverage (no more than two analysts). The Index constituent selection model evaluates and selects stocks from a universe of uncovered and under-covered companies using a proprietary, 100% rules-based methodology developed by Sabrient.

The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those stocks that offer the greatest potential from a risk/return perspective while maintaining industry diversification. The approach is specifically designed to enhance investment applications and investability. The constituent selection process and portfolio rebalance are repeated once per quarter.


INDEX CONSTRUCTION
--------------------------------------------------------------------------------


1. Potential Index constituents include all equities trading on major U.S. exchanges that have no more than two analysts covering them. All potential Index constituents whose financials suggest the increased likelihood of aggressive accounting practices (based on measurements that are a component of the Index Provider's proprietary methodology) are excluded from the Index. No more than 25% of the stocks in the Index may be from any single sector under the Standard & Poor's Global Industry Classification System.


2. The Stealth Index comprises the 150 highest-ranking stocks chosen from a subset of uncovered and under-covered companies (no more than two analysts).

3. Each company is ranked using a 100% quantitative rules-based methodology that includes composite scoring of several growth-oriented, multi-factor filters, and is sorted from highest to lowest.

4. The 150 highest-ranking companies are chosen and given a modified equal weight in the portfolio.


5. The constituent selection process and portfolio rebalance is repeated once per quarter.


20 |

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------


INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.


INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.


SMALL AND MEDIUM-SIZED COMPANY RISK. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more


                                                                            | 21
volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.


MICRO-CAP COMPANY RISK. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

NON-CORRELATION RISK. The Fund's return may not match the return of the Stealth Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Stealth Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Stealth Index. Since the Stealth Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Stealth Index, as would be the case if it purchased all of the stocks in the Stealth Index with the same weightings as the Stealth Index.

REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Stealth Index.

ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


22 |

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

                                                                            | 23

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $1,000
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee per order(1)      $4,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             1.01%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       1.51%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       0.67%
--------------------------------------------------------------------------------
Net operating expenses                                                     0.84%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,000. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.




24 |

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
      ONE YEAR*        THREE YEARS*      FIVE YEARS*       TEN YEARS*
--------------------------------------------------------------------------------
         $86               $268             $621             $1,618
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming 150 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction (assuming 150 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,718, $34,511, $78,673 and $203,290 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


                                                                            | 25

--------------------------------------------------------------------------------
CLAYMORE/SABRIENT DEFENDER ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Sabrient Defensive Equity Index (the "Defensive Equity Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Defensive Equity Index. The Index is comprised of approximately 100 stocks selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks and American depositary receipts ("ADRs"). The universe of potential Index constituents includes approximately 1,000 listed companies, generally with market capitalizations in excess of $1 billion. The Fund will normally invest at least 90% of its total assets in common stock and ADRs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are


26 |
not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------

The Defensive Equity Index selection methodology is designed to identify companies with potentially superior risk/return profiles, as determined by Sabrient Systems LLC ("Sabrient" or the "Index Provider"), during periods of weakness in the markets and/or the American economy overall. The Index is designed to actively represent a group of stocks that reflect occurrences such as low relative valuations, conservative accounting, dividend payments and a history of out-performance during bearish market periods. The Index constituents represent a "defensive" portfolio with the potential to outperform broad market benchmark indices on a risk-adjusted basis during periods of market weakness, while still providing the potential for positive returns during strong market periods.

The Index constituent selection methodology was developed by Sabrient as an effective, quantitative approach to selecting stocks in a diversified portfolio from a broad universe of companies. The Index constituent selection methodology evaluates and selects stocks from the qualified universe of companies using a proprietary, 100% rules-based methodology developed by Sabrient.

The Index constituent selection methodology utilizes multi-factor proprietary selection rules to seek to identify those stocks that offer the greatest potential from a risk/return perspective during weak market periods. The approach is specifically designed to enhance investment applications and investability. The constituent selection process and portfolio rebalance are repeated once per quarter.

INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. Potential Index constituents include all equities trading on major U.S. exchanges.

2. The Defensive Equity Index is comprised of approximately the 100 highest-ranking stocks chosen from a subset of eligible companies using a 100% rules-based quantitative ranking methodology. To prevent undue industry sector concentration, limits have been placed on the number of stocks in the Index that may share a particular sector or industry classification under the Standard & Poor's Global Industry Classification System.

3. Each stock is ranked based on the composite scoring of a handful of specially-targeted factors, and is sorted from highest to lowest. The constituent selection methodology was developed by Sabrient as an effective, quantitative approach designed to identify those companies that offer the greatest potential for maintaining value during difficult market conditions and thus providing the investor with a defensive portfolio.


                                                                            | 27

4. The 100 highest-ranking companies are chosen and given a modified equal weighting in the portfolio.

5. The constituent selection process and portfolio rebalance are repeated once per quarter.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.

INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders


28 |
of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

SMALL AND MEDIUM-SIZED COMPANY RISK. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

NON-CORRELATION RISK. The Fund's return may not match the return of the Defensive Equity Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Defensive Equity Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Defensive Equity Index. Since the Defensive Equity Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Defensive Equity Index, as would be the case if it purchased all of the stocks in the Defensive Equity Index with the same weightings as the Defensive Equity Index.

REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Defensive Equity Index.

ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


                                                                            | 29

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.


30 |

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee per order(1)      $2,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             0.85%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       1.35%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       0.56%
--------------------------------------------------------------------------------
Net operating expenses                                                     0.79%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


                                                                            | 31

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
      ONE YEAR*        THREE YEARS*      FIVE YEARS*       TEN YEARS*
--------------------------------------------------------------------------------
         $81               $252             $569             $1,468
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 100 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 100 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $10,583, $32,040, $71,641 and $184,007 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


32 |

--------------------------------------------------------------------------------
CLAYMORE/ZACKS SECTOR ROTATION ETF
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Zacks Sector Rotation Index (the "Zacks Sector Rotation Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Zacks Sector Rotation Index. The Zacks Sector Rotation Index is comprised of approximately 100 stocks selected, based on investment and other criteria, from a universe of the 1,000 largest listed equity companies based on market capitalization. The universe of potential Index constituents includes all U.S. stocks, American depositary receipts ("ADRs") and master limited partnerships ("MLPs") listed on domestic exchanges. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. ("Zacks" or the "Index Provider"). The stocks included in the Index currently have market capitalizations in excess of $1.7 billion. The Fund will normally invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other

                                                                            | 33
available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------


The Zacks Sector Rotation Index uses a proprietary quantitative methodology developed by Zacks to overweight (as compared to other benchmark indices) sectors with potentially superior risk-return profiles. The objective of the Index is to overweight those sectors that combined have the potential to outperform, on a risk-adjusted basis, the S&P 500(R) Index and other benchmark indices.

The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those sectors that offer the greatest potential from a risk/return perspective. The approach is specifically designed to enhance investment applications and investability. The sector allocation and constituent ranking, reconstitution and rebalancing process is repeated on a quarterly basis.


INDEX CONSTRUCTION
--------------------------------------------------------------------------------


1. Potential Index constituents include all U.S. equities, domestic exchange-listed ADRs and MLPs that rank as the 1,000 largest based on market capitalization.


2. The sector allocation methodology strives to overweight cyclical sectors prior to anticipated periods of economic expansion and overweight non-cyclical sectors prior to anticipated periods of economic contraction.


3. Sector allocations are chosen based on a quantitative methodology proprietary to Zacks using the 16 Zacks "Expanded Sectors." These sectors consist of Consumer Staples, Consumer Discretionary, Retail/Wholesale, Medical, Auto/Tires/Trucks, Basic Materials, Industrial Products, Construction, Multi-Sector Conglomerates, Computer/Technology, Aerospace, Oils/Energy, Finance, Utilities, Transportation and Business Services. The sector allocation methodology uses a bottom-up approach to decide on the weightings of each sector based on relative value, price momentum and earnings growth. Exposure for any one sector may range from zero percent (0%) to a maximum of forty-five percent (45%) of the Index.


4. Within each sector, stocks are selected based on liquidity. Individual stock exposure will be determined by relative market capitalization within the sector. No individual stock may consist of more than 5% of the total Index.

5. The sector allocation and constituent ranking, reconstitution and rebalancing process is repeated on a quarterly basis.

34 |

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------


INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.


INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

                                                                            | 35

MEDIUM-SIZED COMPANY RISK. Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

SECTOR CONCENTRATION RISK. A significant percentage of the Zacks Sector Rotation Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. In that connection, the Fund may at any time be subject to some or all of the following risks relating to the sectors which constitute the Zacks Sector Rotation Index:


      CONSUMER STAPLES SECTOR RISK. Companies in this sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

      CONSUMER DISCRETIONARY SECTOR RISK. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

      RETAIL/WHOLESALE SECTOR RISK. The retail and wholesale industries may be affected by the performance of the domestic and international economy, interest rates, competition and consumer confidence. The success of companies in the retail industry depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail products. The success of retail products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand. In addition, the retail and wholesale industries are subject to severe competition.

      MEDICAL SECTOR RISK. Companies in the medical sector may be susceptible to government regulation and reimbursement rates. Such companies may also be heavily dependent on patent protection, with their profitability affected by the expiration of patents. Companies in the medical sector may also be subject to expenses and losses from extensive litigation based on product liability and similar claims, as well as competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The process for obtaining

36 |
      new product approval by the Food and Drug Administration is long and costly. Medical service providers may have difficulty obtaining staff to deliver service, and may be susceptible to product obsolescence. Such companies also may be characterized by thin capitalization and limited product lines, markets, financial resources or personnel.

      AUTO/TIRES/TRUCKS SECTOR RISK. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base.

      BASIC MATERIALS SECTOR RISK. Companies in the basic materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Companies in the basic materials sector are at risk for environmental damage and product liability claims. Companies in the basic materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

      INDUSTRIAL PRODUCTS SECTOR RISK. The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrial sector. Companies in the industrial sector may be at risk for environmental damage and product liability claims.

      CONSTRUCTION SECTOR RISK. Companies in the construction sector can be significantly affected by changes in government spending on housing subsidies, public works, and transportation facilities such as highways and airports, as well as changes in interest rates, consumer confidence and spending, taxation, zoning laws, demographic patterns, housing starts, overbuilding, real estate values, and the level of new and existing home sales. Different segments of the construction sector can be significantly affected by natural disasters and environmental clean-up costs.

      MULTI-SECTOR CONGLOMERATES SECTOR RISK. Conglomerates are subject to the risk that one or more of their businesses may not be successful should management lose focus on, or give greater attention to, one or more of the conglomerate's other businesses. Additionally, should the markets in which any one of a conglomerate's business operates suffer a decline in profitability, such profit decline will have a negative financial impact on the conglomerate as a whole.

                                                                            | 37

      Companies in the Multi-Sector Conglomerates sector may be subject to some or all of the risks applicable to any or all of the other sectors that constitute the Zacks Sector Rotation Index.

      COMPUTER/TECHNOLOGY SECTOR RISK. Competitive pressures may have a significant effect on the financial condition of companies in the computer/technology sector. Also, many of the products and services offered by computer and technology companies are subject to the risks of short product cycles and rapid obsolescence. Companies in the computer/technology sector also may be subject to competition from new market entrants. Such companies also may be subject to risks relating to research and development costs and the availability and price of components. As product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Other risks include those related to regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

      AEROSPACE SECTOR RISK. The aerospace sector can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, and the price of fuel. Airline deregulation has substantially diminished the government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry. In addition, companies in the aerospace sector can be significantly affected by government aerospace regulation and spending policies because companies involved in the aerospace sector may rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in contracting with the U.S. Government which could have a material adverse effect on the business, financial condition and results of operations of industry participants, including:

            - termination by the U.S. Government of any contract as a result of a default by industry participants could subject them to liability for the excess costs incurred by the U.S. Government in procuring undelivered items from another source;

            - termination by the U.S. Government of any contract for convenience would generally limit industry participants recovery to costs already incurred or committed and limit participants profit to work completed prior to termination;

            - modification of U.S. Government contracts due to lack of congressional funding or changes in such funding could subject certain contracts to termination or modification;

38 |

            - failure to comply, even inadvertently, with the extensive and complex U.S. Government laws and regulations applicable to certain U.S. Government contracts and the laws governing the export of controlled products and commodities could subject industry participants to contract termination, civil and criminal penalties and, under certain circumstances, suspension from future U.S. Government contracts and exporting of products for a specific period of time;

            - results of routine U.S. Government audits and review could, in certain circumstances, lead to adjustments to industry contract prices, which could be significant; and

            - successful bids for U.S. Government contracts or the profitability of such contracts, if awarded, cannot be guaranteed in the light of the competitive bidding atmosphere under which U.S. Government contracts are awarded.

      Furthermore, because companies involved in the aerospace sector may rely to a large extent on U.S. (and other) Government demand for their products and services, those companies could be adversely impacted by future reductions or changes in U.S. Government spending. U.S. Government spending in aerospace is not generally correlated with any economic cycle, but rather, on the cycle of general political support for this type of spending. However, there is no assurance that future levels of aerospace spending will increase or that levels of aerospace and defense spending will not decrease in the future.

      OILS/ENERGY SECTOR RISK. The profitability of companies in the oils/energy sector is related to worldwide energy prices, exploration, and production spending. Such companies also are subject to risks of changes in exchange rates, government regulation, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Oil and gas exploration and production can be significantly affected by natural disasters. Oil exploration and production companies may be adversely affected by changes in exchange rates, interest rates, government regulation, world events, and economic conditions. Oil exploration and production companies may be at risk for environmental damage claims.

      FINANCE SECTOR RISK. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

      UTILITIES SECTOR RISK. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a

                                                                            | 39
      delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

      Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

      TRANSPORTATION SECTOR RISK. Companies in the transportation sector can be significantly affected by changes in the economy, fuel prices, labor relations, and insurance costs. The trend in the United States has been to deregulate the transportation industry, which could have a favorable long-term effect, but future government decisions could adversely affect transportation companies.

      BUSINESS SERVICES SECTOR RISK. Companies in the business services sector can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies that provide business-related services is, in part, subject to continued demand for business services as companies and other organizations seek alternative, cost-effective means to meet their economic goals.


MASTER LIMITED PARTNERSHIP RISK. Investments in securities of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit


40 |
holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

PORTFOLIO TURNOVER RISK. The Fund may engage in active and frequent trading of its portfolio securities in connection with the quarterly rebalancing of the Zacks Sector Rotation Index, and therefore the Fund's investments. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.

NON-CORRELATION RISK. The Fund's return may not match the return of the Zacks Sector Rotation Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Zacks Sector Rotation Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Zacks Sector Rotation Index. Since the Zacks Sector Rotation Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Zacks Sector Rotation Index, as would be the case if it purchased all of the stocks in the Zacks Sector Rotation Index with the same weightings as the Zacks Sector Rotation Index.

REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Zacks Sector Rotation Index.

ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


                                                                            | 41

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

42 |

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee per order(1)      $2,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             0.47%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       0.97%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       0.25%
--------------------------------------------------------------------------------
Net operating expenses                                                     0.72%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.




                                                                            | 43

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
      ONE YEAR*        THREE YEARS*      FIVE YEARS*       TEN YEARS*
--------------------------------------------------------------------------------
         $74               $230             $459             $1,117
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 100 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 100 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $9,693, $29,275, $57,893 and $140,161 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


44 |

--------------------------------------------------------------------------------
CLAYMORE/ZACKS YIELD HOG ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Zacks Yield Hog Index (the "Zacks Yield Hog Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Zacks Yield Hog Index. The Zacks Yield Hog Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The securities comprising the Index include stocks of small and medium-sized companies. The universe of securities within the Index includes U.S. listed common stocks and American depositary receipts ("ADRs") paying dividends, real estate investment trusts ("REITs"), master limited partnerships, closed-end funds and traditional preferred stocks. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. ("Zacks" or the "Index Provider"). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund expects to use a sampling approach in seeking to achieve its objective. Sampling means that the Investment Adviser uses quantitative analysis to select stocks from the Index universe to obtain a representative sample of stocks that resemble the Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. However, the Fund may use replication to achieve its objective if practicable. There may also be instances in which the Investment Adviser may choose to overweight another

                                                                            | 45
stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


INDEX METHODOLOGY
--------------------------------------------------------------------------------

The Zacks Yield Hog Index selection methodology is designed to identify companies with potentially high income and superior risk-return profiles as determined by Zacks. The objective of the Index is to select a diversified group of securities with the potential to have a yield in excess of and outperform, on a risk adjusted basis, the Dow Jones US Select Dividend Index and other benchmark indices.

The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those securities that offer the greatest potential from a yield and risk/return perspective while maintaining industry diversification. The approach is specifically designed to enhance investment applications and investability. The constituent selection process, as well as the ranking, reconstitution and rebalancing of the Index, is repeated quarterly.


INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. Potential Index constituents include all U.S. stocks and ADRs that pay dividends, as well as REITs, master limited partnerships, closed-end funds and traditional preferred stocks.


2. The Index is comprised of approximately the 125 to 150 highest-ranking securities chosen using a rules-based quantitative ranking methodology proprietary to Zacks. Half (50%) or more of the portfolio will consist of dividend-paying common stocks. Closed-end funds are limited to 10% of the portfolio. Master limited partnerships may make up one-quarter (25%) of the portfolio. Exposure to all other categories of investment type (ADRs, REITs and preferred stock) other than U.S. common stock are limited to a 20% maximum per investment type.


3. Each company within each investment type is ranked using a quantitative rules-based methodology that includes yield, company growth, liquidity, relative value and other factors and is sorted from highest to lowest.

4. The approximately 125 to 150 constituents are chosen and are weighted based on a proprietary method developed by Zacks within each investment type.


5. The constituent selection process, as well as the ranking, reconstitution and rebalancing of the Index, is repeated quarterly.


6. The securities comprising the portfolio are regularly reviewed for deletion or dilution based on factors determined by Zacks.

46 |

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------


INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.


INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

PREFERRED STOCK RISK. There are certain additional risks associated with investing in preferred securities, including, but not limited to, (i) preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; (ii) preferred securities are generally subordinated to bonds and other debt instruments in a company's capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board; in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of

                                                                            | 47

U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

REIT RISK. Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that are paid their shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

MASTER LIMITED PARTNERSHIP RISK. Investments in securities of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.


RISKS OF INVESTING IN OTHER INVESTMENT COMPANIES. Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies'


48 |
portfolio securities or net asset values. The Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments, including shares of other investment companies. The securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks.


SMALL AND MEDIUM-SIZED COMPANY RISK. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.


BELOW-INVESTMENT GRADE SECURITIES RISK. The Fund may invest in certain preferred stocks that are rated below investment grade. Preferred stocks that are not investment grade are high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. Preferred stocks rated below investment grade may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled dividend payments. Changes in the value of preferred stocks rated below investment grade are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade preferred stocks.


NON-CORRELATION RISK. The Fund's return may not match the return of the Zacks Yield Hog Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Zacks Yield Hog Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Zacks Yield Hog Index. Since the Zacks Yield Hog Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.


The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Zacks Yield Hog Index, as would be the case if it purchased all of the stocks in the Zacks Yield Hog Index with the same weightings as the Zacks Yield Hog Index.


REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Zacks Yield Hog Index.


                                                                            | 49

ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


50 |

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

                                                                            | 51

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $1,000
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee per order(1)      $4,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Acquired fund fees and expenses(4)                                         0.15%
--------------------------------------------------------------------------------
Other expenses                                                             0.40%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       1.05%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(5)                                       0.20%
--------------------------------------------------------------------------------
Net operating expenses                                                     0.85%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,000. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) Acquired fund fees and expenses refer to the Fund's pro rata portion of the management fees and operating expenses of the closed-end funds in which the Fund invests.

(5) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. Acquired fund fees and expenses are not subject to the Expense Cap.




52 |

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
      ONE YEAR*       THREE YEARS*       FIVE YEARS*       TEN YEARS*
--------------------------------------------------------------------------------
         $87              $271              $518             $1,225
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming 125 to 150 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction (assuming 125 to 150 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $11,845, $34,905, $65,744 and $154,152 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten year examples do not reflect the Expense Cap after such date.


                                                                            | 53

--------------------------------------------------------------------------------
CLAYMORE/ZACKS GROWTH & INCOME INDEX ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Zacks Growth & Income Index (the "Zacks Growth & Income Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Zacks Growth & Income Index. The Index is comprised of approximately 225 stocks selected, based on investment and other criteria, from a universe of the 1,500 most liquid U.S. listed equity securities. The universe of securities eligible for inclusion in the Index includes all U.S. stocks, including American depositary receipts ("ADRs"), listed on domestic exchanges. The securities in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. ("Zacks" or the "Index Provider"). The methodology adjusts over time based on the assets in the portfolio to ensure investability at higher capacity levels. The Fund will normally invest at least 90% of its total assets in common stock and ADRs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the


54 |

Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------

The Zacks Growth & Income Index selection methodology is designed to identify securities with potentially high income, long-term growth potential and superior risk-return profiles as determined by Zacks. The Index is designed to select a diversified group of stocks with the potential to outperform, on a risk-adjusted basis, broad market benchmark indices.

The Index constituent selection methodology utilizes multi-factor proprietary selection rules to seek to identify those stocks that offer the greatest potential from a yield and risk/return perspective. The approach is specifically designed to enhance investment applications and investability.

INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. Potential Index constituents include all U.S. equities that rank as the 1,500 largest based on market capitalization. From this initial universe a growth sub-universe and an income sub-universe are selected using a proprietary model designed by Zacks.

2. The Index methodology is made up of two equally weighted sub-models: the growth sub-model and the income sub-model.

3. The income sub-model ranks each company in the income sub-universe using a quantitative rules-based methodology to select the 75 highest-ranked equities. The constituent selection methodology was developed by Zacks as a quantitative approach to identify those companies that offer the greatest yield potential.

4. The growth sub-model ranks each company in the growth sub-universe using a quantitative rules-based methodology to select the 150 highest-ranked equities. The constituent selection methodology was developed by Zacks as a quantitative approach to identify those companies that offer the greatest short-term growth potential on a risk-adjusted basis.


                                                                            | 55

5. The constituents within each sub-model are then weighted by a liquidity-based methodology. Both sub-models are then combined to each make up 50% of the Index.

6. The constituent selection process, as well as the ranking and reconstitution, is completed quarterly for the growth sub-model and semi-annually for the income-sub-model. The 50/50 rebalancing of the two sub-models is repeated semi-annually.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.

INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain


56 |
depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

SMALL AND MEDIUM-SIZED COMPANY RISK. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.


                                                                            | 57

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $1,500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee per order(1)      $6,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             8.25%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       8.75%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       6.68%
--------------------------------------------------------------------------------
Net operating expenses                                                     2.07%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.



58 |

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
      ONE YEAR*       THREE YEARS*       FIVE YEARS*       TEN YEARS*
--------------------------------------------------------------------------------
        $210              $649             $2,486            $6,510
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,500 per transaction (assuming 225 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,500 per transaction (assuming 225 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would $27,754, $82,592, $312,278 and $815,235 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.




                                                                            | 59

--------------------------------------------------------------------------------
SECONDARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


Each Fund normally invests at least 90% of its total assets in component securities that comprise its respective Index. The Funds may invest their remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately three business days (i.e., each day the AMEX is open) for additions and deletions to each Fund's Index to be reflected in the portfolio composition of the Fund.


Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information under "Investment Restrictions."

60 |

--------------------------------------------------------------------------------
ADDITIONAL RISK CONSIDERATIONS
--------------------------------------------------------------------------------

In addition to the risks described previously, there are certain other risks related to investing in the Funds.

TRADING ISSUES. Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.


FLUCTUATION OF NET ASSET VALUE. The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the AMEX. The Investment Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time.


However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

SECURITIES LENDING. Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

LEVERAGE. To the extent that a Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

These risks are described further in the Statement of Additional Information.

                                                                            | 61

--------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------


Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group Inc., acts as each Fund's investment adviser pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. As of November 30, 2007, Claymore entities have provided supervisory, management, servicing or distribution services on approximately $18.3 billion in assets through closed-end funds, unit investment trusts and exchange-traded funds. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies.

Pursuant to the Advisory Agreement, each Fund pays the Investment Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.50% of each Fund's average daily net assets. The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into the Expense Agreement, in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to each Fund's commencement of operations, the Investment Adviser may recover from each Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.




62 |

In addition to advisory fees, each Fund pays all other costs and expenses of its operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of Trustees (other than those who are affiliated persons of the Investment Adviser) and all other ordinary business expenses not specifically assumed by the Investment Adviser.

APPROVAL OF ADVISORY AGREEMENT
--------------------------------------------------------------------------------


A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement is available in each Fund's semi-annual report to shareholders dated February 28, 2007, except with respect to the Claymore/Zacks Growth & Income Index ETF, for which the discussion is available in the Fund's annual report to shareholders dated August 31, 2007.


PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------


The portfolio manager who is currently responsible for the day-to-day management of the Funds' portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Before joining Claymore Securities, Inc., Mr. Craig spent four years with First Trust Portfolios L.P. (formerly Nike Securities) as an equity-research analyst and portfolio manager within the Equity Strategy Research group. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.


The Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Funds he manages.

                                                                            | 63

--------------------------------------------------------------------------------
PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

GENERAL
--------------------------------------------------------------------------------

The Shares will be issued or redeemed by the Funds at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."


Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds trade on the AMEX at prices that may differ to varying degrees from the daily NAV of the Shares. Given that each Fund's Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Funds trade under the AMEX symbols set forth in the chart below.

--------------------------------------------------------------------------------
NAME OF FUND                                               AMEX TICKER SYMBOL
--------------------------------------------------------------------------------
Claymore/Clear Spin-Off ETF                                       CSD
--------------------------------------------------------------------------------
Claymore/Sabrient Insider ETF                                     NFO
--------------------------------------------------------------------------------
Claymore/Sabrient Stealth ETF                                     STH
--------------------------------------------------------------------------------
Claymore/Sabrient Defender ETF                                    DEF
--------------------------------------------------------------------------------
Claymore/Zacks Sector Rotation ETF                                XRO
--------------------------------------------------------------------------------
Claymore/Zacks Yield Hog ETF                                      CVY
--------------------------------------------------------------------------------
Claymore/Zacks Growth & Income Index ETF                          CZG
--------------------------------------------------------------------------------


Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from the Funds, and shareholders may tender their Shares for redemption directly to the Funds, only in Creation Units of 50,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section, which follows.

64 |

BOOK ENTRY
--------------------------------------------------------------------------------

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or "street name" form.

                                                                            | 65

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES
--------------------------------------------------------------------------------

The trading price of each Fund's shares on the AMEX may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.


The AMEX disseminates the approximate value of Shares of the Funds every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.


The net asset value per Share for each Fund is determined once daily as of the close of the NYSE, usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. NAV per Share is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the

66 |
value determined for a particular asset may be materially different from the value realized upon such asset's sale.

CREATION UNITS
--------------------------------------------------------------------------------

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an authorized participant agreement with the distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Orders must be placed in proper form by or through either (i) a "Participating Party" i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All standard orders must be placed for one or more whole Creation Units of Shares of each Fund and must be received by the distributor in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the

                                                                            | 67
substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


A fixed creation transaction fee of $500 per transaction (assuming 100 or fewer stocks in each Creation Unit; Creation Units that have 101-200 stocks are subject to a fee of $1,000 and Creation Units that have more than 200 stocks are subject to a fee of $1,500) (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.


Shares of each Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. Any such transaction effected must be effected outside the Clearing Process. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS
--------------------------------------------------------------------------------

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Shares may be redeemed only in Creation Units at their NAV and only on a day the AMEX is open for business. The Funds' custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Funds' portfolio securities that will be applicable that day to redemption requests

68 |
in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX (normally 4:00 p.m. Eastern time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.


A fixed redemption transaction fee of $500 per transaction (assuming 100 or fewer stocks in each Creation Unit; Creation Units that have 100-200 stocks are subject to a fee of $1,000 and Creation Units that have more than 200 stocks are subject to a fee of $1,500) (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


DISTRIBUTIONS
--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAINS. Fund shareholders are entitled to their share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders

                                                                            | 69
as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."


Income dividends, if any, are distributed to shareholders annually, except for the Claymore/Zacks Yield Hog ETF, which distributes quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, the Claymore/Zacks Yield Hog ETF intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. Some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.


Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

DISTRIBUTION PLAN AND SERVICE PLAN
--------------------------------------------------------------------------------


The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority ("FINRA"). The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.


70 |

--------------------------------------------------------------------------------
FREQUENT PURCHASES AND REDEMPTIONS
--------------------------------------------------------------------------------

The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds' shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by each Fund's shareholders or (b) any attempts to market time a Fund by its shareholders would result in negative impact to the Fund or its shareholders.

                                                                            | 71

--------------------------------------------------------------------------------
FUND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Claymore Advisors, LLC is the administrator of the Funds.


The Bank of New York Mellon ("BNY") is the custodian and fund accounting and transfer agent for the Funds.


Clifford Chance US LLP serves as legal counsel to the Funds.

Ernst & Young LLP serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

72 |

--------------------------------------------------------------------------------
INDEX PROVIDERS
--------------------------------------------------------------------------------


Clear Indexes LLC is the Index Provider for the Claymore/Clear Spin-Off ETF. Clear is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Clear to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

Sabrient Systems LLC is the Index Provider for the Claymore/Sabrient Insider ETF, the Claymore/Sabrient Stealth ETF and the Claymore/Sabrient Defender ETF. Sabrient is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Sabrient to use each Fund's respective Index. Each Fund is entitled to use its respective Index pursuant to a sub-licensing arrangement with the Investment Adviser.

Zacks Investment Research, Inc. is the Index Provider for the Claymore/Zacks Sector Rotation ETF, the Claymore/Zacks Yield Hog ETF and the Claymore/Zacks Growth & Income Index ETF. Zacks is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Zacks to use each Fund's respective Index. Each Fund is entitled to use its respective Index pursuant to a sub-licensing arrangement with the Investment Adviser.


                                                                            | 73

--------------------------------------------------------------------------------
DISCLAIMERS
--------------------------------------------------------------------------------


The "Clear Spin-off Index" is a trademark of Clear and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Clear and Clear makes no representation regarding the advisability of investing in Shares of the Fund.

The "Sabrient Insider Sentiment Index", "Sabrient Stealth Index" and "Sabrient Defensive Equity Index" are trademarks of Sabrient and have been licensed for use for certain purposes by the Investment Adviser. The Funds are not sponsored, endorsed, sold or promoted by Sabrient and Sabrient makes no representation regarding the advisability of investing in Shares of the Funds.

The "Zacks Sector Rotation Index", "Zacks Yield Hog Index" and "Zacks Growth & Income Index" are trademarks of Zacks and have been licensed for use for certain purposes by the Investment Adviser. The Funds are not sponsored, endorsed, sold or promoted by Zacks and Zacks makes no representation regarding the advisability of investing in Shares of the Funds.

The Claymore/Clear Spin-Off ETF and its Shares are not sponsored, endorsed, sold or promoted by Clear. Clear makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Clear to track general stock market performance. Clear's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Clear and of the data supplied by Clear, which is determined, composed and calculated by Clear without regard to the Fund or its Shares. Clear has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Clear. Clear is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Clear has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

The Claymore/Sabrient Insider ETF, the Claymore/Sabrient Stealth ETF and the Claymore/Sabrient Defender ETF and their Shares are not sponsored, endorsed, sold or promoted by Sabrient. Sabrient makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any data supplied by Sabrient to track general stock market performance. Sabrient's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Sabrient and of the data supplied by Sabrient, which is determined, composed and calculated by Sabrient


74 |
without regard to the Funds or their Shares. Sabrient has no obligation to take the needs of the Investment Adviser or the shareholders of the Funds into consideration in determining, composing or calculating the data supplied by Sabrient. Sabrient is not responsible for and has not participated in the determination of the prices of the Shares of the Funds or the timing of the issuance or sale of such Shares. Sabrient has no obligation or liability in connection with the administration, marketing or trading of the Funds or their Shares.

The Claymore/Zacks Sector Rotation ETF, the Claymore/Zacks Yield Hog ETF and Claymore/Zacks Growth & Income Index ETF and their Shares are not sponsored, endorsed, sold or promoted by Zacks. Zacks makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any data supplied by Zacks to track general stock market performance. Zacks' only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Zacks and of the data supplied by Zacks, which is determined, composed and calculated by Zacks without regard to the Funds or their Shares. Zacks has no obligation to take the needs of the Investment Adviser or the shareholders of the Funds into consideration in determining, composing or calculating the data supplied by Zacks. Zacks is not responsible for and has not participated in the determination of the prices of the Shares of the Funds or the timing of the issuance or sale of such Shares. Zacks has no obligation or liability in connection with the administration, marketing or trading of the Funds or their Shares.


The Investment Adviser does not guarantee the accuracy and/or the completeness of any Index or any data included therein, and the Investment Adviser shall have no liability for any errors, omissions or interruptions therein. The Investment Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of any Index or any data included therein. The Investment Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Investment Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of any Index even if notified of the possibility of such damages.

                                                                            | 75

--------------------------------------------------------------------------------
FEDERAL INCOME TAXATION
--------------------------------------------------------------------------------

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

      o     Your Fund makes distributions,

      o     You sell your Shares listed on the AMEX, and

      o     You purchase or redeem Creation Units.

TAXES ON DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends from net investment income, if any, are declared and paid annually, except for the Claymore/Zacks Yield Hog ETF, which distributes quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.


Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower


76 |
treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. The Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend." An interest-related dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of the Fund beginning before January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the proposed legislation.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Funds are not expected to receive significant amounts of interest.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate for individuals is currently 28%.

TAXES ON EXCHANGE-LISTED SHARES SALES
--------------------------------------------------------------------------------


Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
--------------------------------------------------------------------------------


An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales" on the basis that there has been no significant change in economic


                                                                            | 77
position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.


If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

THE FOREGOING DISCUSSION SUMMARIZES SOME OF THE POSSIBLE CONSEQUENCES UNDER CURRENT FEDERAL TAX LAW OF AN INVESTMENT IN A FUND. IT IS NOT A SUBSTITUTE FOR PERSONAL TAX ADVICE. YOU MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXATION ON FUND DISTRIBUTIONS AND SALES OF FUND SHARES. YOU ARE ADVISED TO CONSULT YOUR PERSONAL TAX ADVISOR ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN FUND SHARES UNDER ALL APPLICABLE TAX LAWS.


78 |

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------


For purposes of the 1940 Act, the Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with a Fund.


--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


A description of the Trust's policies and procedures with respect to the disclosure of a Fund's portfolio securities is available in the Fund's Statement of Additional Information.


                                                                            | 79

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.


80 |

--------------------------------------------------------------------------------
CLAYMORE/CLEAR SPIN-OFF ETF
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                                                 FOR THE PERIOD
                                                                                              DECEMBER 15, 2006**
PER SHARE OPERATING PERFORMANCE                                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                   AUGUST 31, 2007
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $    25.18
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss) (a)                                                                      0.04
     Net realized and unrealized gain (loss) on investments                                                3.80
-------------------------------------------------------------------------------------------------------------------
         Total from investment operations                                                                  3.84
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                                                   --
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                       $    29.02
===================================================================================================================
MARKET VALUE, END OF PERIOD                                                                          $    28.97
===================================================================================================================
TOTAL RETURN* (b)
     Net asset value                                                                                      15.25%
-------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                                $   50,793
Ratio of net expenses to average net assets*                                                               0.75%(c)
Ratio of net investment income (loss) to average net assets*                                               0.17%(c)
Portfolio turnover rate                                                                                      23%(d)

*    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
         Ratio of total expenses to average net assets                                                     1.11%(c)
         Ratio of net investment income (loss) to average net assets                                      -0.19%(c)
**   Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                                                            | 81

--------------------------------------------------------------------------------
CLAYMORE/SABRIENT INSIDER ETF
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                                                 FOR THE PERIOD
                                                                                             SEPTEMBER 21, 2006**
PER SHARE OPERATING PERFORMANCE                                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                   AUGUST 31, 2007
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $    25.14
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss) (a)                                                                      0.11
     Net realized and unrealized gain (loss) on investments                                                4.27
-------------------------------------------------------------------------------------------------------------------
         Total from investment operations                                                                  4.38
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                                                (0.04)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                       $    29.48
===================================================================================================================
MARKET VALUE, END OF PERIOD                                                                          $    29.45
===================================================================================================================
TOTAL RETURN* (b)
     Net asset value                                                                                      17.43%
-------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                                $   30,976
Ratio of net expenses to average net assets*                                                               0.76%(c)
Ratio of net investment income (loss) to average net assets*                                               0.41%(c)
Portfolio turnover rate                                                                                      17%(d)

*    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
         Ratio of total expenses to average net assets                                                     1.15%(c)
         Ratio of net investment income (loss) to average net assets                                       0.02%(c)
**   Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


82 |

--------------------------------------------------------------------------------
CLAYMORE/SABRIENT STEALTH ETF
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                                                 FOR THE PERIOD
                                                                                             SEPTEMBER 21, 2006**
PER SHARE OPERATING PERFORMANCE                                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                   AUGUST 31, 2007
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $    25.15
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss) (a)                                                                      0.22
     Net realized and unrealized gain (loss) on investments                                                0.95
-------------------------------------------------------------------------------------------------------------------
         Total from investment operations                                                                  1.17
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                                                (0.07)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                       $    26.25
===================================================================================================================
MARKET VALUE, END OF PERIOD                                                                          $    26.18
===================================================================================================================
TOTAL RETURN* (b)
     Net asset value                                                                                       4.64%
-------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                                $   18,394
Ratio of net expenses to average net assets*                                                               0.84%(c)
Ratio of net investment income (loss) to average net assets*                                               0.83%(c)
Portfolio turnover rate                                                                                      61%(d)

*    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
         Ratio of total expenses to average net assets                                                     1.51%(c)
         Ratio of net investment income (loss) to average net assets                                       0.16%(c)
**   Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                                                            | 83

--------------------------------------------------------------------------------
CLAYMORE/SABRIENT DEFENDER ETF
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                                                 FOR THE PERIOD
                                                                                              DECEMBER 15, 2006**
PER SHARE OPERATING PERFORMANCE                                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                   AUGUST 31, 2007
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $    25.07
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss) (a)                                                                      0.31
     Net realized and unrealized gain (loss) on investments                                                0.97
-------------------------------------------------------------------------------------------------------------------
         Total from investment operations                                                                  1.28
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                                                (0.01)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                       $    26.34
===================================================================================================================
MARKET VALUE, END OF PERIOD                                                                          $    26.29
===================================================================================================================
TOTAL RETURN* (b)
     Net asset value                                                                                       5.09%
-------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                                $   27,657
Ratio of net expenses to average net assets*                                                               0.79%(c)
Ratio of net investment income (loss) to average net assets*                                               1.64%(c)
Portfolio turnover rate                                                                                      21%(d)

*    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
         Ratio of total expenses to average net assets                                                     1.35%(c)
         Ratio of net investment income (loss) to average net assets                                       1.08%(c)
**   Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


84 |

--------------------------------------------------------------------------------
CLAYMORE/ZACKS SECTOR ROTATION ETF
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                                                 FOR THE PERIOD
                                                                                             SEPTEMBER 21, 2006**
PER SHARE OPERATING PERFORMANCE                                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                   AUGUST 31, 2007
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $    24.98
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss) (a)                                                                      0.17
     Net realized and unrealized gain (loss) on investments                                                4.43
-------------------------------------------------------------------------------------------------------------------
         Total from investment operations                                                                  4.60
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                                                (0.04)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                       $    29.54
===================================================================================================================
MARKET VALUE, END OF PERIOD                                                                          $    29.61
===================================================================================================================
TOTAL RETURN* (b)
     Net asset value                                                                                      18.41%
-------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                                $   65,010
Ratio of net expenses to average net assets*                                                               0.72%(c)
Ratio of net investment income (loss) to average net assets*                                               0.64%(c)
Portfolio turnover rate                                                                                      47%(d)

*    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
         Ratio of total expenses to average net assets                                                     0.97%(c)
         Ratio of net investment income (loss) to average net assets                                       0.39%(c)
**   Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                                                            | 85

--------------------------------------------------------------------------------
CLAYMORE/ZACKS YIELD HOG ETF
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                                                 FOR THE PERIOD
                                                                                             SEPTEMBER 21, 2006**
PER SHARE OPERATING PERFORMANCE                                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                   AUGUST 31, 2007
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $    24.96
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss) (a)                                                                      1.06
     Net realized and unrealized gain (loss) on investments                                                1.12
-------------------------------------------------------------------------------------------------------------------
         Total from investment operations                                                                  2.18
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                                                (0.88)
     Return of capital                                                                                    (0.12)
-------------------------------------------------------------------------------------------------------------------
     Total distributions                                                                                  (1.00)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                       $    26.14
===================================================================================================================
MARKET VALUE, END OF PERIOD                                                                          $    26.10
===================================================================================================================
TOTAL RETURN* (b)
     Net asset value                                                                                       8.67%
-------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                                $   94,111
Ratio of net expenses to average net assets*                                                               0.70%(c)
Ratio of net investment income (loss) to average net assets*                                               4.17%(c)
Portfolio turnover rate                                                                                      21%(d)

*    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
         Ratio of total expenses to average net assets                                                     0.90%(c)
         Ratio of net investment income (loss) to average net assets                                       3.97%(c)
**   Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


86 |

--------------------------------------------------------------------------------
CLAYMORE/ZACKS GROWTH & INCOME INDEX ETF
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                                                 FOR THE PERIOD
                                                                                                  APRIL 2, 2007**
PER SHARE OPERATING PERFORMANCE                                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                   AUGUST 31, 2007
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $    25.08
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss) (a)                                                                      0.02
     Net realized and unrealized gain (loss) on investments                                                0.21
-------------------------------------------------------------------------------------------------------------------
         Total from investment operations                                                                  0.23
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                                                   --
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                       $    25.31
===================================================================================================================
MARKET VALUE, END OF PERIOD                                                                          $    24.45
===================================================================================================================
TOTAL RETURN* (b)
     Net asset value                                                                                       0.92%
-------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                                $    2,531
Ratio of net expenses to average net assets*                                                               2.07%(c)
Ratio of net investment income (loss) to average net assets*                                               0.20%(c)
Portfolio turnover rate                                                                                      53%(d)

*    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
         Ratio of total expenses to average net assets                                                     8.75%(c)
         Ratio of net investment income (loss) to average net assets                                      -6.48%(c)
**   Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                                                            | 87

PREMIUM/DISCOUNT INFORMATION
--------------------------------------------------------------------------------

The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund, other than the Claymore/Zacks Growth & Income Index ETF. Such information with respect to the Claymore/Zacks Growth & Income Index ETF will be presented once that Fund's Shares have traded for a full twelve months. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each Fund, other than the Claymore/Zacks Growth & Income Index ETF. The information shown for each Fund, other then the Claymore/Zacks Growth & Income Index ETF, is for the fiscal year ended August 31, 2007 and for each of the last four quarters.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.


88 |

CLAYMORE/CLEAR SPIN-OFF ETF*


                                    NUMBER           NUMBER            NUMBER            NUMBER            NUMBER
                                   OF DAYS/         OF DAYS/          OF DAYS/          OF DAYS/          OF DAYS/
                                  PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE
                                   OF TOTAL         OF TOTAL          OF TOTAL          OF TOTAL          OF TOTAL
                                 DAYS (FISCAL     DAYS (QUARTER     DAYS (QUARTER     DAYS (QUARTER     DAYS (QUARTER
PREMIUM/                          YEAR ENDED          ENDED             ENDED             ENDED             ENDED
DISCOUNT RANGE                     8/31/07)         9/30/07)          6/30/07)           3/31/07          12/31/06
-----------------------------------------------------------------------------------------------------------------------
Between 2.0% and 1.5%                  1/0.56%           1/0.51%           1/0.75%           1/1.41%                --
-----------------------------------------------------------------------------------------------------------------------
Between 1.5% and 1.0%                       --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------
Between 1.0 and 0.5%                   1/0.56%           1/0.51%                --                --                --
-----------------------------------------------------------------------------------------------------------------------
Between 0.5 and -0.5%               176/48.88%        195/98.98%        133/49.25%         70/98.59%           10/100%
-----------------------------------------------------------------------------------------------------------------------
Total                              178/100.00%       197/100.00%       134/100.00%        71/100.00%        10/100.00%
-----------------------------------------------------------------------------------------------------------------------


*     Commenced operations on September 21, 2006.


CLAYMORE/SABRIENT INSIDER ETF*


                                    NUMBER           NUMBER            NUMBER            NUMBER            NUMBER
                                   OF DAYS/         OF DAYS/          OF DAYS/          OF DAYS/          OF DAYS/
                                  PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE
                                   OF TOTAL         OF TOTAL          OF TOTAL          OF TOTAL          OF TOTAL
                                 DAYS (FISCAL     DAYS (QUARTER     DAYS (QUARTER     DAYS (QUARTER     DAYS (QUARTER
PREMIUM/                          YEAR ENDED          ENDED             ENDED             ENDED             ENDED
DISCOUNT RANGE                     8/31/07)         9/30/07)          6/30/07)           3/31/07          12/31/06
-----------------------------------------------------------------------------------------------------------------------
Between 1.5% and 1.0%                  1/1.42%           1/0.39%                --                --                --
-----------------------------------------------------------------------------------------------------------------------
Between 1.0% and 0.5%                  1/0.42%           2/0.78%                --                --                --
-----------------------------------------------------------------------------------------------------------------------
Between 0.5 and -0.5%               235/98.74%        253/98.44%          194/100%          131/100%           70/100%
-----------------------------------------------------------------------------------------------------------------------
Between -0.5 and -1.0%                 1/0.42%           1/0.39%                --                --                --
-----------------------------------------------------------------------------------------------------------------------
Total                              238/100.00%       257/100.00%       194/100.00%       131/100.00%        70/100.00%
-----------------------------------------------------------------------------------------------------------------------


*     Commenced operations on September 21, 2006.

CLAYMORE/SABRIENT STEALTH ETF*


                                    NUMBER           NUMBER            NUMBER            NUMBER            NUMBER
                                   OF DAYS/         OF DAYS/          OF DAYS/          OF DAYS/          OF DAYS/
                                  PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE
                                   OF TOTAL         OF TOTAL          OF TOTAL          OF TOTAL          OF TOTAL
                                 DAYS (FISCAL     DAYS (QUARTER     DAYS (QUARTER     DAYS (QUARTER     DAYS (QUARTER
PREMIUM/                          YEAR ENDED          ENDED             ENDED             ENDED             ENDED
DISCOUNT RANGE                     8/31/07)         9/30/07)          6/30/07)           3/31/07          12/31/06
-----------------------------------------------------------------------------------------------------------------------
Between 2.0 and 1.5%                   1/0.42%           1/0.39%           1/0.52%            1/0.76%               --
-----------------------------------------------------------------------------------------------------------------------
Between 1.5% and 1.0%                  1/0.42%           2/0.78%                --                --                --
-----------------------------------------------------------------------------------------------------------------------
Between 1.0% and 0.5%                  4/1.68%           4/1.56%           1/0.52%            1/0.76%          1/1.43%
-----------------------------------------------------------------------------------------------------------------------
Between 0.5% and -0.5%              232/97.48%        250/97.28%        192/98.97%         129/98.47%        69/98.57%
-----------------------------------------------------------------------------------------------------------------------
Total                              238/100.00%       257/100.00%       194/100.00%        131/100.00%       70/100.00%
-----------------------------------------------------------------------------------------------------------------------


*     Commenced operations on September 21, 2006.


                                                                            | 89

CLAYMORE/SABRIENT DEFENDER ETF*


                                    NUMBER           NUMBER            NUMBER            NUMBER            NUMBER
                                   OF DAYS/         OF DAYS/          OF DAYS/          OF DAYS/          OF DAYS/
                                  PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE
                                   OF TOTAL         OF TOTAL          OF TOTAL          OF TOTAL          OF TOTAL
                                 DAYS (FISCAL     DAYS (QUARTER     DAYS (QUARTER     DAYS (QUARTER     DAYS (QUARTER
PREMIUM/                          YEAR ENDED          ENDED             ENDED             ENDED             ENDED
DISCOUNT RANGE                     8/31/07)         9/30/07)          6/30/07)           3/31/07          12/31/06
-----------------------------------------------------------------------------------------------------------------------
Between 1.0% and 0.5%                  1/0.56%           1/0.51%               --                --                --
-----------------------------------------------------------------------------------------------------------------------
Between 0.5 and -0.5%               175/98.31%        194/98.48%          134/100%           71/100%           10/100%
-----------------------------------------------------------------------------------------------------------------------
Between -1.0% and -0.5%                1/0.56%           1/0.51%               --                --                --
-----------------------------------------------------------------------------------------------------------------------
Between -1.0% and -1.5%                1/0.56%           1/0.51%               --                --                --
-----------------------------------------------------------------------------------------------------------------------
Total                              178/100.00%       197/100.00%       134/100.00%        71/100.00%        10/100.00%
-----------------------------------------------------------------------------------------------------------------------


*     Commenced operations on September 21, 2006.

CLAYMORE/ZACKS SECTOR ROTATION ETF*


                                    NUMBER           NUMBER            NUMBER            NUMBER            NUMBER
                                   OF DAYS/         OF DAYS/          OF DAYS/          OF DAYS/          OF DAYS/
                                  PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE
                                   OF TOTAL         OF TOTAL          OF TOTAL          OF TOTAL          OF TOTAL
                                 DAYS (FISCAL     DAYS (QUARTER     DAYS (QUARTER     DAYS (QUARTER     DAYS (QUARTER
PREMIUM/                          YEAR ENDED          ENDED             ENDED             ENDED             ENDED
DISCOUNT RANGE                     8/31/07)         9/30/07)          6/30/07)           3/31/07          12/31/06
-----------------------------------------------------------------------------------------------------------------------
Between 1.0% and 0.5%                  1/0.42%           2/0.78%               --                --                --
-----------------------------------------------------------------------------------------------------------------------
Between 0.5 and -0.5%               236/99.16%        254/98.83%          194/100%          131/100%           70/100%
-----------------------------------------------------------------------------------------------------------------------
Between -0.5 and -1.0%                 1/0.42%           1/0.39%               --                --                --
-----------------------------------------------------------------------------------------------------------------------
Total                             238/100.00%        257/100.00%       194/100.00%       131/100.00%        70/100.00%
-----------------------------------------------------------------------------------------------------------------------


*     Commenced operations on September 21, 2006.

CLAYMORE/ZACKS YIELD HOG ETF*


                                    NUMBER           NUMBER            NUMBER            NUMBER            NUMBER
                                   OF DAYS/         OF DAYS/          OF DAYS/          OF DAYS/          OF DAYS/
                                  PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE
                                   OF TOTAL         OF TOTAL          OF TOTAL          OF TOTAL          OF TOTAL
                                 DAYS (FISCAL     DAYS (QUARTER     DAYS (QUARTER     DAYS (QUARTER     DAYS (QUARTER
PREMIUM/                          YEAR ENDED          ENDED             ENDED             ENDED             ENDED
DISCOUNT RANGE                     8/31/07)         9/30/07)          6/30/07)           3/31/07          12/31/06
-----------------------------------------------------------------------------------------------------------------------
Greater than 2.0%                      1/0.42%           1/0.39%           1/0.52%           1/0.76%                --
-----------------------------------------------------------------------------------------------------------------------
Between 2.0 and 1.5%                   1/0.42%           1/0.39%           1/0.52%           1/0.76%           1/1.43%
-----------------------------------------------------------------------------------------------------------------------
Between 1.5 and 1.0%                        --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------
Between 1.0 and 0.5%                   2/0.84%           2/0.78%                --                --                --
-----------------------------------------------------------------------------------------------------------------------
Between 0.5 and -0.5%               232/97.48%        251/97.67%        191/98.45%        128/97.71%         69/98.57%
-----------------------------------------------------------------------------------------------------------------------
Between -0.5 and -1.0%                 2/0.84%           2/0.78%           1/0.52%           1/0.76%                --
-----------------------------------------------------------------------------------------------------------------------
Total                              238/100.00%       257/100.00%       194/100.00%       131/100.00%        70/100.00%
-----------------------------------------------------------------------------------------------------------------------


*     Commenced operations on September 21, 2006.


90 |

TOTAL RETURN INFORMATION
--------------------------------------------------------------------------------

The following table presents information about the total return of each Fund's Index in comparison to the total return of that Fund. The information presented for each Fund is for the fiscal year ended August 31, 2007.

"Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund Shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of each Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.


                                                                            | 91

                                                      CUMULATIVE TOTAL RETURNS
                                                          SINCE INCEPTION*
FUND/INDEX NAME                                        THROUGH AUGUST 31, 2007
--------------------------------------------------------------------------------
Claymore/Clear Spin-Off ETF (At NAV)                            15.25%
--------------------------------------------------------------------------------
Claymore/Clear Spin-Off ETF (At Market)                         15.05%
--------------------------------------------------------------------------------
Clear Spin-off Index                                            15.93%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                   4.62%
--------------------------------------------------------------------------------

Claymore/Sabrient Insider ETF (At NAV)                          17.43%
--------------------------------------------------------------------------------
Claymore/Sabrient Insider ETF (At Market)                       17.31%
--------------------------------------------------------------------------------
Sabrient Insider Sentiment Index                                18.31%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                  13.79%
--------------------------------------------------------------------------------

Claymore/Sabrient Stealth ETF (At NAV)                           4.64%
--------------------------------------------------------------------------------
Claymore/Sabrient Stealth ETF (At Market)                        4.36%
--------------------------------------------------------------------------------
Sabrient Stealth Index                                           5.66%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                  13.79%
--------------------------------------------------------------------------------

Claymore/Sabrient Defender ETF (At NAV)                          5.09%
--------------------------------------------------------------------------------
Claymore/Sabrient Defender ETF (At Market)                       4.89%
--------------------------------------------------------------------------------
Sabrient Defensive Equity Index                                  5.68%
--------------------------------------------------------------------------------
Standard and Poor's 500(R) Index                                 4.62%
--------------------------------------------------------------------------------

Claymore/Zacks Sector Rotation ETF (At NAV)                     18.41%
--------------------------------------------------------------------------------
Claymore/Zacks Sector Rotation ETF (At Market)                  18.69%
--------------------------------------------------------------------------------
Zacks Sector Rotation Index                                     18.79%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                  13.79%
--------------------------------------------------------------------------------

Claymore/Zacks Yield Hog ETF (At NAV)                            8.67%
--------------------------------------------------------------------------------
Claymore/Zacks Yield Hog ETF (At Market)                         8.50%
--------------------------------------------------------------------------------
Zacks Yield Hog Index                                           10.25%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                  13.79%
--------------------------------------------------------------------------------

Claymore/Zacks Growth & Income Index ETF (At NAV)                0.92%
--------------------------------------------------------------------------------
Claymore/Zacks Growth & Income Index ETF (At Market)            -2.51%
--------------------------------------------------------------------------------
Zacks Growth & Income Index                                      1.91%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                   4.26%
--------------------------------------------------------------------------------

* Each of the Claymore/Sabrient Insider ETF, Claymore/Sabrient Stealth ETF, Claymore/Zacks Sector Rotation ETF and Claymore/Zacks Yield Hog ETF commenced operations on September 21, 2006. Each of the Claymore/Clear Spin-Off ETF and Claymore/Sabrient Defender ETF commenced operations on December 15, 2006. The Claymore/Zacks Growth & Income Index ETF commenced operations on April 2, 2007.


92 |

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                                                                            | 93

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94 |

FOR MORE INFORMATION

EXISTING SHAREHOLDERS OR PROSPECTIVE INVESTORS

      o     Call your broker

      o     www.claymore.com

DEALERS

      o     www.claymore.com

      o     Distributor Telephone: (888) 949-3837

INVESTMENT ADVISER
Claymore Advisors, LLC
2455 Corporate West Drive
Lisle, Illinois 60532

DISTRIBUTOR
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286


LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019


TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

                                                                       [LOGO]
                                                                     CLAYMORE(R)


A Statement of Additional Information dated December 31, 2007, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.


You will find additional information about each Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund's performance during its last fiscal year.

You can ask questions or obtain a free copy of the Funds' shareholder reports or the Statement of Additional Information by calling 1-888-949-3837. Free copies of the Funds' shareholder reports and the Statement of Additional Information are available from our website at www.claymore.com.

Information about each Fund, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-5850. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

                                   PROSPECTUS

DISTRIBUTOR
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


                                DECEMBER 31, 2007


Investment Company Act File No. 811-21906

Logo: Claymore(R)

CLAYMORE
EXCHANGE-TRADED FUND TRUST



[]  Claymore/ BNY BRIC ETF


PROSPECTUS



DECEMBER 31, 2007


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

INTRODUCTION--CLAYMORE EXCHANGE-TRADED FUND TRUST               3
WHO SHOULD INVEST                                               3
TAX-ADVANTAGED PRODUCT STRUCTURE                                3

CLAYMORE/BNY BRIC ETF                                           4
SECONDARY INVESTMENT STRATEGIES                                12
ADDITIONAL RISK CONSIDERATIONS                                 12
INVESTMENT ADVISORY SERVICES                                   13
PURCHASE AND REDEMPTION OF SHARES                              15
HOW TO BUY AND SELL SHARES                                     16
FREQUENT PURCHASES AND REDEMPTIONS                             21
FUND SERVICE PROVIDERS                                         21
INDEX PROVIDERS                                                21
DISCLAIMERS                                                    21
FEDERAL INCOME TAXATION                                        22
OTHER INFORMATION                                              25
FINANCIAL HIGHLIGHTS                                           25




No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, Claymore Advisors, LLC, the Fund's investment adviser (the "Investment Adviser"), or the Fund's distributor, Claymore Securities, Inc. This Prospectus does not constitute an offer by the Fund or by the Fund's distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer in such jurisdiction.

INTRODUCTION-CLAYMORE
EXCHANGE-TRADED FUND TRUST



The Claymore Exchange-Traded Fund Trust (the "Trust") is an investment company currently consisting of 25 separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index. Claymore Advisors, LLC is the investment adviser for the funds (the "Investment Adviser").

This prospectus relates to one fund of the Trust, the Claymore/BNY BRIC ETF (the "Fund").

The Fund's shares (the "Shares") are issued and traded on the American Stock Exchange (the "AMEX"). The Fund's Shares trade at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks of 50,000 Shares, each of which is called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a specified index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUND.


WHO SHOULD INVEST
--------------------------------------------------------------------------------
The Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Fund may be suitable for long-term investment in the market represented by a specified index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX-ADVANTAGED PRODUCT STRUCTURE
--------------------------------------------------------------------------------

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Fund's portfolio that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

CLAYMORE/BNY BRIC ETF


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called The Bank of New York Mellon BRIC Select ADR Index (the "BNY BRIC Index" or the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the BNY BRIC Index. The BNY BRIC Index is comprised of American depositary receipts ("ADRs") and global depositary receipts ("GDRs") selected, based on liquidity, from a universe of all listed depositary receipts of companies from Brazil, Russia, India and China currently trading on U.S. exchanges. The companies in the universe are selected using a proprietary methodology developed by The Bank of New York Mellon ("BNY" or the "Index Provider"). The Fund will normally invest at least 90% of its total assets in ADRs and GDRs that comprise the Index. The Index currently consists of 75 securities. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index.

The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------

The BNY BRIC Index tracks the performance of U.S. exchange-listed depositary receipts in ADR or GDR form that are listed for trading on the New York Stock Exchange ("NYSE"), AMEX and Nasdaq Stock Market ("NASDAQ") of companies from Brazil, Russia, India and China, which meet certain criteria. The universe of potential Index constituents includes all liquid U.S. exchange-listed ADRs and GDRs. As of the date of this Prospectus, the BNY BRIC Index's constituent countries are represented (in approximate market capitalization) in the Index as follows: 48% of the Index consists of Brazilian companies, 6% of the Index consists of Russian companies, 10% of the Index consists of Indian companies and 36% of the Index consists of Chinese companies.


INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. Eligible securities include all ADRs and GDRs of companies from Brazil, Russia, India and China, which are included in BNY's ADR indices specific to Brazil, Russia, India and China, respectively, and which meet the following criteria: n Price greater than or equal to $3.

     [] Minimum 3 month average daily ADR trading volume greater than or equal to 25,000 shares, or 125,000 ordinary shares in the local market. In the case of new ADRs whose both ADR and ordinary volume is less than 3 months, average daily volume for the available time period will be used in the calculation.

     [] Free-float adjusted market capitalization greater than or equal to $250 million.

     [] Passive foreign investment companies are excluded based upon the best information available.

2. Decisions regarding additions to and removals from the Index are made by the ADR Index Administrator and are subject to periodic review by a policy steering committee known as The Bank of New York Mellon ADR Index Committee.

3. The Index is weighted based on a modified capitalization method, using an Index formula based upon the aggregate of prices times share quantities. The number of shares used in the Index calculation generally represents the entire class(es) or series of shares adjusted for free-float that trade in the local market and also trade in the form of depositary receipts in the United States. Adjustments are made to ensure that no single stock exceeds 23% of the Index and, with respect to 55% of the Index, that no single stock represents more than 4.5% of the Index.

4. The Index may be adjusted for changes in shares and float that may affect the weighting of constituents generally on a quarterly basis.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs and GDRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, and leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

Investing in securities of Russian companies involves additional risks, including, among others, the absence of developed legal structures governing private or foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund's assets invested in Russia as a result of expropriation; certain national policies which may restrict the Fund's investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, some of these markets.

Investing in securities of Indian companies involves additional risks, including, but not limited to, greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, more substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty. Furthermore, future actions of the Indian Government or religious and ethnic unrest could have a significant impact on the economy.

Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies.

China Exposure Risk. From time to time, certain of the companies comprising the BNY BRIC Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund's return may not match the return of the BNY BRIC Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the BNY BRIC Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the BNY BRIC Index. Since the BNY BRIC Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the BNY BRIC Index, as would be the case if it purchased all of the stocks in the BNY BRIC Index with the same weightings as the BNY BRIC Index.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the BNY BRIC Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.



FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                  $500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee
per order (1)                                                            $2,000
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                           0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                 --%
--------------------------------------------------------------------------------
Other expenses                                                            0.18%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                      0.68%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                      0.04%
--------------------------------------------------------------------------------
Net operating expenses                                                    0.64%
--------------------------------------------------------------------------------

1 Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

2 Expressed as a percentage of average net assets.

3 The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

4 The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 ONE YEAR*        THREE YEARS*       FIVE YEARS*     TEN YEARS*
                     $65              $205              $366            $835
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 75 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 75 stocks in each Creation Unit). See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $8,674, $26,108 $46,274, and $104,823 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.

SECONDARY INVESTMENT STRATEGIES



The Fund normally invests at least 90% of its total assets in component securities that comprise its Index. The Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by the Fund in seeking performance that corresponds to its Index, and in managing cash flows. The Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately three business days (i.e., each day the AMEX is open) for additions and deletions to the Fund's Index to be reflected in the portfolio composition of the Fund.


The Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information under "Investment Restrictions."



ADDITIONAL RISK CONSIDERATIONS


In addition to the risks described previously, there are certain other risks related to investing in the Fund.

Trading Issues. Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the AMEX. The Investment Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time.

However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Leverage. To the extent that the Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

These risks are described further in the Statement of Additional Information.


INVESTMENT ADVISORY SERVICES


INVESTMENT ADVISER
--------------------------------------------------------------------------------


Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group Inc., acts as the Fund's investment adviser pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. As of November 30, 2007, Claymore entities have provided supervisory, management, servicing or distribution services on approximately $18.3 billion in assets through closed-end funds, unit investment trusts and exchange-traded funds. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of the Fund's assets and administers the affairs of the Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies.


Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.50% of the Fund's average daily net assets. The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into the Expense Agreement, in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


In addition to advisory fees, the Fund pays all other costs and expenses of its operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of Trustees (other than those who are affiliated persons of the Investment Adviser) and all other ordinary business expenses not specifically assumed by the Investment Adviser.


APPROVAL OF ADVISORY AGREEMENT
--------------------------------------------------------------------------------


A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement is available in the Fund's semi-annual report to shareholders dated February 28, 2007.



PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------


The portfolio manager who is currently responsible for the day-to-day management of the Fund's portfolio is Chuck Craig, CFA. Mr. Craig has managed the Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Before joining Claymore Securities, Inc., Mr. Craig spent four years with First

Trust Portfolios L.P. (formerly Nike Securities) as an equity-research analyst and portfolio manager within the Equity Strategy Research group. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.


The Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Fund he manages.


PURCHASE AND REDEMPTION OF SHARES


GENERAL
--------------------------------------------------------------------------------


The Shares are issued or redeemed by the Fund at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Fund trades on the AMEX at prices that may differ to varying degrees from the daily NAV of the Shares. Given that the Fund's Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Fund trades under the AMEX symbol set forth in the chart below.

     NAME OF FUND                              AMEX TICKER SYMBOL
     Claymore/BNY BRIC ETF                             EEB
--------------------------------------------------------------------------------


Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from the Fund, and shareholders may tender their Shares for redemption directly to the Fund, only in Creation Units of 50,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section, which follows.

BOOK ENTRY
--------------------------------------------------------------------------------

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or "street name" form.


HOW TO BUY AND SELL SHARES


PRICING FUND SHARES
--------------------------------------------------------------------------------

The trading price of the Fund's shares on the AMEX may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.


The AMEX disseminates the approximate value of Shares of the Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and the Fund does not make any warranty as to its accuracy.


The net asset value per Share for the Fund is determined once daily as of the close of the NYSE, usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. NAV per Share is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock

Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.


CREATION UNITS
--------------------------------------------------------------------------------

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement with the distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


HOW TO BUY SHARES
--------------------------------------------------------------------------------

In order to purchase Creation Units of the Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Orders must be placed in proper form by or through either (i) a "Participating Party" i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All standard orders must be placed for one or more whole Creation Units of Shares of the Fund and must be received by the distributor in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


A fixed creation transaction fee of $500 per transaction (assuming 75 or fewer stocks in each Creation Unit) (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.


Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. Any such transaction effected must be effected outside the Clearing Process. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS
--------------------------------------------------------------------------------

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Shares may be redeemed only in Creation Units at their NAV and only on a day the AMEX is open for business. The Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX (normally 4:00 p.m. Eastern time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.


A fixed redemption transaction fee of $500 per transaction (assuming 75 or fewer stocks in each Creation Unit) (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, the Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends and Capital Gains. Fund shareholders are entitled to their share of the Fund's income and net realized gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as "distributions."

The Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."


Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. Some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.


Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.


DISTRIBUTION PLAN AND SERVICE PLAN
--------------------------------------------------------------------------------


The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority ("FINRA"). The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Fund.

FREQUENT PURCHASES AND REDEMPTIONS



The Fund imposes no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Fund's shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and the Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Fund's shareholders or (b) any attempts to market time the Fund by its shareholders would result in negative impact to the Fund or its shareholders.


FUND SERVICE PROVIDERS


Claymore Advisors, LLC is the administrator of the Fund.


The Bank of New York Mellon is the custodian and fund accounting and transfer agent for the Fund.


Clifford Chance US LLP serves as legal counsel to the Fund.

Ernst & Young LLP serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.


INDEX PROVIDER



The Bank of New York Mellon is the Index Provider for the Claymore/BNY BRIC ETF. BNY is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with BNY to use the Index. The Fund is entitled to use its Index pursuant to a sub-licensing arrangement with the Investment Adviser.



DISCLAIMERS



The "Bank of New York Mellon BRIC Select ADR Index" is a trademark of BNY and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by BNY and BNY makes no representation regarding the advisability of investing in Shares of the Fund.

The Claymore/BNY BRIC ETF and its Shares are not sponsored, endorsed, sold, recommended or promoted by BNY or any of its subsidiaries or affiliates. None of the BNY or any of its subsidiaries or affiliates make any representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, the ability of any data supplied by BNY to track general stock market performance or the suitability or appropriateness of the Fund for the shareholders or members of the public. BNY's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of BNY and of the data supplied by BNY, which is determined, composed and calculated by BNY without regard to the Investment Adviser, Fund or its Shares. Neither BNY nor any of its subsidiaries or affiliates has any obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by BNY. BNY and any of its subsidiaries or affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Shares to be issued or in the determination or calculation of the equation by which the products are to be converted to cash, prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. BNY has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

The Investment Adviser and BNY or any of its subsidiaries or affiliates do not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Investment Adviser shall have no liability for any errors, omissions or interruptions therein. The Investment Adviser and BNY or any of its subsidiaries or affiliates make no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Investment Adviser and BNY or any of its subsidiaries or affiliates make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Investment Adviser and BNY or any of its subsidiaries or affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.



FEDERAL INCOME TAXATION


As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:


     []   The Fund makes distributions,


     []   You sell your Shares listed on the AMEX, and

     []   You purchase or redeem Creation Units.

TAXES ON DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends from net investment income, if any, are declared and paid annually. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends paid out of the Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years some ordinary dividends declared and paid by the Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that the holding period and other requirements are met by the Fund and the shareholder.


If more than 50% of the Fund's total assets at the end of its taxable year consists of foreign stock or securities, the Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income), subject to certain limitations, the investor's pro rata share of the Fund's foreign income taxes. It is expected that more than 50% of the Fund's assets will consist of foreign stock or securities.

If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. The Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend." An interest-related dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of the Fund beginning before January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the proposed legislation.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Funds are not expected to receive significant amounts of interest.


Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate for individuals is currently 28%.


TAXES ON EXCHANGE-LISTED SHARES SALES
--------------------------------------------------------------------------------

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.


TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
--------------------------------------------------------------------------------


An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales" on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund Shares. You are advised to consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.


OTHER INFORMATION



For purposes of the 1940 Act, the Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Fund.



DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

Claymore/BNY BRIC ETF

                                                                 FOR THE PERIOD
                                                           SEPTEMBER 21, 2006**
PER SHARE OPERATING PERFORMANCE                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                   AUGUST 31, 2007
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $    24.58
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss) (a)                                       0.62
    Net realized and unrealized gain (loss) on investments                15.54
--------------------------------------------------------------------------------
       Total from investment operations                                   16.16
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                                                 (0.05)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $    40.69
--------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                                          $    40.75
--------------------------------------------------------------------------------
TOTAL RETURN*(b)
    Net asset value                                                       65.78%
--------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                $419,092
Ratio of net expenses to average net assets*                            0.64%(c)
Ratio of net investment income (loss) to average net assets*            1.89%(c)
Portfolio turnover rate                                                    3%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

       Ratio of total expenses to average net assets                    0.68%(c)
       Ratio of net investment (loss) to average net assets             1.85%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)  Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PREMIUM/DISCOUNT INFORMATION
--------------------------------------------------------------------------------

The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of the Fund. NAV is the price per share at which the Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. The Fund's Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the Fund. The information shown for the Fund is for the fiscal year ended August 31, 2007 and for each of the last four quarters.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

Claymore/BNY BRIC ETF*

                            NUMBER         NUMBER          NUMBER          NUMBER           NUMBER
                           OF DAYS/       OF DAYS/        OF DAYS/        OF DAYS/        OF DAYS/
                          PERCENTAGE     PERCENTAGE      PERCENTAGE      PERCENTAGE       PERCENTAGE
                           OF TOTAL       OF TOTAL        OF TOTAL        OF TOTAL         OF TOTAL
                        DAYS (FISCAL   DAYS (QUARTER   DAYS (QUARTER    DAYS (QUARTER   DAYS (QUARTER
PREMIUM/                 YEAR ENDED       ENDED             ENDED           ENDED            ENDED
DISCOUNT RANGE              8/31/07)      9/30/07)        6/30/07)         3/31/07         12/31/06
------------------------------------------------------------------------------------------------------
Between 1.5% and 1.0%       1/0.42%       1/0.39%              --               --              --
------------------------------------------------------------------------------------------------------
Between 1.0% and 0.5%       5/2.10%       6/2.33%          3/1.55%          3/2.29%         3/4.21%
------------------------------------------------------------------------------------------------------
Between 0.5% and -0.5%   232/97.48%    250/97.28%       191/98.45%       128/97.71%       67/95.71%
------------------------------------------------------------------------------------------------------
Total                      238/100%      257/100%         194/100%         131/100%         70/100%
------------------------------------------------------------------------------------------------------
*    Commenced operations on September 21, 2006

TOTAL RETURN INFORMATION
--------------------------------------------------------------------------------

The following table presents information about the total return of the Fund's Index in comparison to the total return of the Fund. The information presented for the Fund is for the fiscal year ended August 31, 2007.

"Cumulative total returns" represent the total change in value of an investment over the period indicated. The Fund's per Share NAV is the value of one Share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per Share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time that the Fund's NAV is calculated. Since the Fund's Shares typically do not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of the Fund. The investment return and principal value of Shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


                                                        CUMULATIVE TOTAL RETURNS
                                                             SINCE INCEPTION*
FUND/INDEX NAME                                         THROUGH AUGUST 31, 2007
Claymore/BNY BRIC ETF (At NAV)                                    65.78%
--------------------------------------------------------------------------------
Claymore/BNY BRIC ETF (At Market)                                 66.02%
--------------------------------------------------------------------------------
Bank of New York Mellon BRIC Select ADR Index                     67.86%
--------------------------------------------------------------------------------
MSCI Emerging Markets Index                                       43.13%
--------------------------------------------------------------------------------
*    The Fund commenced operations on September 21, 2006.

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                                       29

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                                       30

FOR MORE INFORMATION
EXISTING SHAREHOLDERS OR PROSPECTIVE INVESTORS

   []  Call your broker
   []  www.claymore.com

DEALERS

   []  www.claymore.com
   []  Distributor Telephone: (888) 949-3837

INVESTMENT ADVISER
Claymore Advisors, LLC
2455 Corporate West Drive
Lisle, Illinois 60532

DISTRIBUTOR
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


CUSTODIAN                                    TRANSFER AGENT
The Bank of New York Mellon                  The Bank of New York Mellon
101 Barclay Street                           101 Barclay Street
New York, New York 10286                     New York, New York 10286


LEGAL COUNSEL                                INDEPENDENT REGISTERED PUBLIC
Clifford Chance US LLP                       ACCOUNTING FIRM
31 West 52nd Street                          Ernst & Young LLP
New York, New York 10019                     233 South Wacker Drive
                                             Chicago, Illinois 60606

                                                              Logo: Claymore (R)


A Statement of Additional Information dated December 31, 2007, which contains more details about the Fund, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.


You will find additional information about the Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting the Fund's performance during its last fiscal year.

You can ask questions or obtain a free copy of the Fund's shareholder report or the Statement of Additional Information by calling 1-888-949-3837. Free copies of the Fund's shareholder report and the Statement of Additional Information are available from our website at www.claymore.com.

Information about the Fund, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

                                   PROSPECTUS
Distributor
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


                                DECEMBER 31, 2007



Investment Company Act File No. 811-21906

                                                            [LOGO]
                                                          CLAYMORE(R)

            CLAYMORE EXCHANGE-TRADED FUND TRUST

            o     Claymore/BIR Leaders 50 ETF

            o     Claymore/BIR Leaders Mid-Cap Value ETF

            o     Claymore/BIR Leaders Small-Cap Core ETF


            o     Claymore/Great Companies Large-Cap Growth Index ETF

            o     Claymore/Ocean Tomo Patent ETF


            o     Claymore/Ocean Tomo Growth Index ETF


            o     Claymore/LGA Green ETF

            o     Claymore/Zacks Mid-Cap Core ETF

            o     Claymore/Clear Mid-Cap Growth Index ETF

            o     Claymore/IndexIQ Small-Cap Value ETF


--------------------------------------------------------------------------------

         PROSPECTUS


         DECEMBER 31, 2007


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

INTRODUCTION--CLAYMORE EXCHANGE-TRADED FUND TRUST                             3
WHO SHOULD INVEST                                                             3
TAX-ADVANTAGED PRODUCT STRUCTURE                                              4
CLAYMORE/BIR LEADERS 50 ETF                                                   5
CLAYMORE/BIR LEADERS MID-CAP VALUE ETF                                       11
CLAYMORE/BIR LEADERS SMALL-CAP CORE ETF                                      17

CLAYMORE/GREAT COMPANIES LARGE-CAP GROWTH INDEX ETF                          23
CLAYMORE/OCEAN TOMO PATENT ETF                                               29
CLAYMORE/OCEAN TOMO GROWTH INDEX ETF                                         36
CLAYMORE/LGA GREEN ETF                                                       42
CLAYMORE/ZACKS MID-CAP CORE ETF                                              48
CLAYMORE/CLEAR MID-CAP GROWTH INDEX ETF                                      54
CLAYMORE/INDEXIQ SMALL-CAP VALUE ETF                                         60
SECONDARY INVESTMENT STRATEGIES                                              66
ADDITIONAL RISK CONSIDERATIONS                                               66
INVESTMENT ADVISORY SERVICES                                                 67
PURCHASE AND REDEMPTION OF SHARES                                            69
HOW TO BUY AND SELL SHARES                                                   71
FREQUENT PURCHASES AND REDEMPTIONS                                           75
FUND SERVICE PROVIDERS                                                       76
INDEX PROVIDERS                                                              76
DISCLAIMERS                                                                  77
FEDERAL INCOME TAXATION                                                      81
OTHER INFORMATION                                                            84
FINANCIAL HIGHLIGHTS                                                         84



NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS, CLAYMORE ADVISORS, LLC, THE FUNDS' INVESTMENT ADVISER (THE "INVESTMENT ADVISER"), OR THE FUNDS' DISTRIBUTOR, CLAYMORE SECURITIES, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUNDS OR BY THE FUNDS' DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

--------------------------------------------------------------------------------
INTRODUCTION-CLAYMORE
EXCHANGE-TRADED FUND TRUST
--------------------------------------------------------------------------------


The Claymore Exchange-Traded Fund Trust (the "Trust") is an investment company currently consisting of 25 separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index. Claymore Advisors, LLC is the investment adviser for the funds (the "Investment Adviser").

This prospectus relates to ten funds of the Trust, Claymore/BIR Leaders 50 ETF, Claymore/BIR Leaders Mid-Cap Value ETF, Claymore/BIR Leaders Small-Cap Core ETF, Claymore/Great Companies Large-Cap Growth Index ETF, Claymore/Ocean Tomo Patent ETF, Claymore/Ocean Tomo Growth Index ETF, Claymore/LGA Green ETF, Claymore/Zacks Mid-Cap Core ETF, Claymore/Clear Mid-Cap Growth Index ETF and Claymore/IndexIQ Small-Cap Value ETF (each a "Fund" and, together, the "Funds").

The Funds' shares (the "Shares") are listed and traded on the American Stock Exchange (the "AMEX"). The Funds' Shares trade at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Funds issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks of 50,000 Shares, each of which is called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a specified index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.


WHO SHOULD INVEST
--------------------------------------------------------------------------------

The Funds are designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented by a specified index and may also be used as an asset allocation tool or as a speculative trading instrument.

                                                                             | 3

TAX-ADVANTAGED PRODUCT STRUCTURE
--------------------------------------------------------------------------------

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds' portfolios that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.

4 |

--------------------------------------------------------------------------------
CLAYMORE/BIR LEADERS 50 ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the BIR Leaders 50 Index (the "BIR-50 Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the BIR-50 Index. The Index is comprised of 50 stocks selected from a universe of common stocks and American depositary receipts ("ADRs") listed on U.S. exchanges and covered by Best Independent Research, LLC ("BIR" or "Index Provider"), a consortium of the following five independent research companies: Ativo Research, Channel Trend Inc., Columbine Capital Services, Ford Equity Research, and Thomas White International. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are

                                                                             | 5
not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------


The BIR-50 Index is designed to identify companies with potentially superior risk/return profiles to those of stocks contained in the S&P 500(R) or Russell 3000(R) indices. The Index constituent selection methodology is a proprietary strategy developed by BIR. Each individual BIR member ranks stocks on a 10-point scale (highest probability of market out-performance to lowest) based on their proprietary methodologies incorporating multiple fundamental factors including, but not limited to, valuation, leverage, earnings growth and price momentum. BIR's research team produces a BIR master ranking by blending the individual rankings of each independent research company to establish a composite score.


INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. The stocks in the portfolio are selected using a modified equal weighting methodology.

2. Stocks must have an average daily trading volume that exceeds $5 million in the two months prior to selection.


3. No industry weight may be over 150% of such industry's representation in the Russell 3000(R) Index.

4. In the event that two or more stocks have the same attractiveness score and the Index only has room for one additional constituent, the one that belongs to the industry with the greatest under-representation relative to the Russell 3000(R) Index's industry exposure will be selected, assuming
      (3) is not violated. As a secondary tiebreaker, the stock with the greater average daily liquidity over the prior 60 days will be selected.

5. The constituent selection process, as well as ranking and reconstitution, will be repeated annually.


6 |

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.

INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.


SMALL AND MEDIUM-SIZED COMPANY RISK. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more


                                                                             | 7
volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.


ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

8 |

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee
per order(1)                                                             $2,000
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             7.07%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       7.57%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       5.74%
--------------------------------------------------------------------------------
Net operating expenses                                                     1.83%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


                                                                             | 9

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
         ONE YEAR*        THREE YEARS*      FIVE YEARS*       TEN YEARS*
--------------------------------------------------------------------------------
           $186               $576            $2,196            $5,895
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 50 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 50 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $23,738, $72,446, $274,963 and $737,434 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


10 |

--------------------------------------------------------------------------------
CLAYMORE/BIR LEADERS MID-CAP VALUE ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the BIR Leaders Mid-Cap Value Index (the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Index. The Index is comprised of approximately 100 stocks selected from a universe of mid-capitalization value common stocks or American depositary receipts ("ADRs") listed on U.S. exchanges covered by Best Independent Research, LLC ("BIR" or "Index Provider"), a consortium of the following five independent research companies: Ativo Research, Channel Trend Inc., Columbine Capital Services, Ford Equity Research, and Thomas White International. The mid-capitalization universe is defined by BIR as those stocks with a market capitalization between approximately $1 billion and $25 billion. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The

                                                                            | 11

Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------


The Index is designed to identify companies with potentially superior risk-return profiles as compared to the stocks contained in mid-cap value benchmark indices such as the Russell Midcap Value Index or the S&P MidCap 400 Index. The Index constituent selection methodology is a proprietary strategy developed by BIR. Each individual BIR member ranks stocks on a 10-point scale (highest probability of market out-performance to lowest) based on their proprietary methodologies incorporating multiple fundamental factors including, but not limited to, valuation, leverage, earnings growth and price momentum. BIR's research team produces a BIR master ranking by blending the individual rankings of each independent research company to establish a composite score.


INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. The stocks in the portfolio are selected using a modified equal weighting methodology.

2. Stocks must have an average daily trading volume that exceeds $5 million in the two months prior to selection.


3. No industry weight may be over 150% of that of such industry's representation in the Russell Midcap Value Index.

4. In the event that two or more stocks have the same attractiveness score and the Index only has room for one additional constituent, the one that belongs to the industry with the greatest under-representation relative to the Russell Midcap Value Index industry exposure will be selected assuming
      (3) is not violated. As a secondary tiebreaker, the stock with the greater average daily liquidity over the prior 60 days will be selected.

5. The constituent selection process, as well as ranking and reconstitution, will be repeated annually.


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.

INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general

12 |
market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.


MEDIUM-SIZED COMPANY RISK. Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater


                                                                            | 13
than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.


ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

14 |

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee
per order(1)                                                             $2,000
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             7.31%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       7.81%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       5.87%
--------------------------------------------------------------------------------
Net operating expenses                                                     1.94%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


                                                                            | 15

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
         ONE YEAR*        THREE YEARS*      FIVE YEARS*       TEN YEARS*
--------------------------------------------------------------------------------
           $197               $609            $2,271            $6,035
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 100 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 100 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $25,121, $76,646, $284,411 and $754,841 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


16 |

--------------------------------------------------------------------------------
CLAYMORE/BIR LEADERS SMALL-CAP CORE ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the BIR Leaders Small-Cap Core Index (the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Index. The Index is comprised of approximately 150 stocks selected from a universe of small-capitalization core common stocks or American depositary receipts ("ADRs") listed on U.S. exchanges covered by Best Independent Research, LLC ("BIR" or "Index Provider"), a consortium of the following five independent research companies: Ativo Research, Channel Trend Inc., Columbine Capital Services, Ford Equity Research, and Thomas White International. The small-capitalization universe is currently defined by Best Independent Research as stocks with a market capitalization of under $4.5 billion. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The

                                                                            | 17

Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------


The BIR Small-Cap Core Index is designed to identify companies with potentially superior risk-return profiles to those of stocks contained in the Russell 2000(R) Index. The Index constituent selection methodology is a proprietary strategy developed by BIR. Each individual BIR member ranks stocks on a 10-point scale (highest probability of market out-performance to lowest) based on their proprietary methodologies incorporating multiple fundamental factors including, but not limited to, valuation, leverage, earnings growth and price momentum. BIR's research team produces a BIR master ranking by blending the individual rankings of each independent research company to establish a composite score.


INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. The stocks in the portfolio are selected using a modified equal weighting methodology.


2. Stocks must have an average daily trading volume that exceeds $5 million in the two months prior to selection.

3. No industry weight may be over 150% of that such industry's representation in the Russell 2000(R) Index.

4. In the event that two or more stocks have the same attractiveness score and the Index only has room for one additional constituent, the one that belongs to the industry with the greatest under-representation relative to the Russell 2000(R) Index's industry exposure will be selected, assuming
      (3) is not violated. As a secondary tiebreaker, the stock with the greater average daily liquidity over the prior 60 days will be selected.

5. The constituent selection process, as well as ranking and reconstitution, will be repeated annually.


18 |

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.

INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.


SMALL COMPANY RISK. Investing in securities of small companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more


                                                                            | 19
established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.


ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

20 |

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $1,000
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee
per order(1)                                                             $4,000
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             6.14%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       6.64%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       4.92%
--------------------------------------------------------------------------------
Net operating expenses                                                     1.72%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,000. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


                                                                            | 21

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
         ONE YEAR*       THREE YEARS*      FIVE YEARS*       TEN YEARS*
--------------------------------------------------------------------------------
           $175              $542            $1,981            $5,377
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming 150 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 per transaction (assuming 150 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $22,853, $68,732, $248,621 and $673,156 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


22 |

--------------------------------------------------------------------------------
CLAYMORE/GREAT COMPANIES LARGE-CAP
GROWTH INDEX ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Great Companies Large-Cap Growth Index (the "Large-Cap Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Large-Cap Index. The Large-Cap Index is composed of between 35 and 50 securities. The companies included in the Index universe are selected using a quantitative methodology developed by Great Companies, Inc. ("Great Companies" or the "Index Provider") that is based on earnings growth, market price relative to True Worth TM (a proprietary valuation metric of Great Companies that measures implied cash flow returns relative to a stock's current multiple as well as comparable common stocks at competitive firms), and the traits of "great companies" as detailed in the book Great Companies, Great Returns, by Jim Huguet, published by Random House (1999). These traits include some or all of the following characteristics exhibited by companies (as determined by the Index Provider):


      o Highly regarded by knowledgeable experts, reflected in recognition by major publications for their achievements;

      o     Publicly traded on a major stock exchange for at least five years;

      o     Headquartered in the United States;

      o A history of operating excellence within their respective industries;

      o Market capitalization in excess of $10 billion; with solid financials and appropriate debt levels;

      o Global orientation allowing the company to succeed anywhere in the world;

      o     A history of above average long-term earnings growth;

      o A record of either selling or closing poor-performing businesses while investing in or expanding higher-performing businesses;

      o Protected by strong barriers such as patents, brand franchises, low cost producer status, superior quality and outstanding customer service;

                                                                            | 23

      o     A record of attracting and retaining high-performing employees;

      o An outstanding management team, especially the chief executive officer; and

      o Growth primarily driven by innovation and other internal factors rather than by external factors (such as acquisitions).

The Fund will normally invest at least 90% of its total assets in common stock and American depositary receipts ("ADRs") that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------

The Large-Cap Index selection methodology seeks to identify companies that have a track record of double digit earnings growth, the potential for double digit earnings growth in the future, possess the traits of all "great companies," as set forth above, and are trading at or below their True Worth TM.

INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. Potential Index constituents include all U.S. listed securities with large market capitalizations as defined by Great Companies (which currently means companies whose market capitalization is in excess of $10 billion).

2. The Index is comprised of securities that meet Great Companies' proprietary methodology as set forth above. The methodology is designed by Great

24 |

      Companies to identify those companies that offer investors the greatest potential future total returns, and the companies will be ranked in accordance with this methodology.

3. New constituents are initially weighted equally. Positions are revised semi-annually so as not to exceed 5% in any one company.

4. The selection process, reconstitution, and/or rebalancing of the Index is repeated semi-annually.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------


INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.


INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value

                                                                            | 25
of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a semi-annual basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.


REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.


ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

26 |

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee
per order(1)                                                             $2,000
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             6.51%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       7.01%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       5.24%
--------------------------------------------------------------------------------
Net operating expenses                                                     1.77%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


                                                                            | 27

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
         ONE YEAR*       THREE YEARS*      FIVE YEARS*       TEN YEARS*
--------------------------------------------------------------------------------
           $180              $557            $2,069            $5,589
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 35-50 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 35-50 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $22,982, $70,149, $259,080 and $699,163 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


28 |

--------------------------------------------------------------------------------
CLAYMORE/OCEAN TOMO PATENT ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Ocean Tomo 300(R) Patent Index (the "OT300 Index" or "Index"). The Index is the first publicly available patent index. The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Index. The Index is comprised of approximately 300 stocks selected, based on patent valuation and other criteria, from a broad universe of U.S.-traded stocks. The universe of companies includes approximately the 1,000 most-liquid listed companies without limitations on market capitalization. The Fund will normally invest at least 90% of its total assets in common stock and American depository receipts ("ADRs") that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are


                                                                            | 29
not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------

The Index selection methodology is designed to identify six companies within each of 50 style and size groups (which include value, relative value, blend, growth at a reasonable price (GARP) and growth by decile) with the highest patent value to book value ratio as determined by Ocean Tomo, LLC ("Ocean Tomo" or the "Index Provider") using Ocean Tomo's Patent Ratings(R) software. The Index is designed to actively represent a group of stocks that own quality patent portfolios. The Index constituent selection methodology was developed by Ocean Tomo as a quantitative approach to selecting stocks from a universe of 1,000 companies. The Index constituent selection methodology evaluates and selects stocks from a universe of 1,000 companies eligible for inclusion in the Index using a proprietary, 100% rules-based methodology developed by Ocean Tomo. The Index constituent selection methodology utilizes multi-factor proprietary selection rules to seek to identify those stocks that offer the greatest patent value opportunities. The approach is specifically designed to enhance investment applications and investability. The Index annually reconstitutes after the close of business on the last business day of October.

INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. Potential Index constituents include all equities trading on major U.S. exchanges that are among the 1,000 most liquid securities.

2. The potential Index constituents are then narrowed to a universe of companies that own patents.

3. The patent-owning companies are divided into 50 style and size groups with the highest patent value to book value ratio using Ocean Tomo's Patent Ratings(R) software. Each group contains an approximately equal number of patent-owning companies.

4. The stocks in each group are ranked using a 100% rules-based methodology that seeks to identify those stocks that offer the greatest patent value opportunities.

5. The six highest ranking stocks in each group are selected (resulting in a total of 300 stocks) and are weighted by market capitalization.

6. The constituent selection process and portfolio rebalance are repeated once per year.


30 |

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.

INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

PATENT RISK. The companies in which the Fund invests can be significantly affected by patent considerations, including the termination of their patent protection for their products. Certain of such companies' industries may be characterized by the existence of a large number of patents and frequent claims and related litigation regarding patent rights. Certain such companies may depend on rapidly identifying and seeking patent protection for their discoveries. The process of obtaining patent protection is expensive and time consuming. Furthermore, there can be no assurance that the steps taken by such companies to protect their proprietary rights will be adequate to prevent misappropriation of their proprietary rights or that competitors will not independently develop products that are substantially equivalent or superior to such companies' products.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the


                                                                            | 31

Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

SMALL AND MEDIUM-SIZED COMPANY RISK. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


32 |

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.


                                                                            | 33

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $1,500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee
per order(1)                                                             $6,000
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             1.47%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       1.97%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       1.06%
--------------------------------------------------------------------------------
Net operating expenses                                                     0.91%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


34 |

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
         ONE YEAR*       THREE YEARS*      FIVE YEARS*       TEN YEARS*
--------------------------------------------------------------------------------
            $93              $290             $748             $2,020
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,500 per transaction (assuming 300 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,500 per transaction (assuming 300 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $13,108, $37,767, $95,006 and $253,987 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


                                                                            | 35

--------------------------------------------------------------------------------
CLAYMORE/OCEAN TOMO GROWTH INDEX ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Ocean Tomo 300(R) Patent Growth Index (the "Ocean Tomo Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Ocean Tomo Index. The Index is comprised of approximately 60 stocks selected, based on investment and other criteria, from a universe of U.S. listed companies. The universe of companies includes the 300 companies that comprise the Ocean Tomo 300(R) Patent Index without limit on market capitalization. The companies in the universe are selected using criteria as identified by Ocean Tomo, LLC ("Ocean Tomo" or the "Index Provider"). The Fund will normally invest at least 90% of its total assets in common stock and American depository receipts ("ADRs") that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that

36 |
are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------

The Ocean Tomo 300(R) Patent Growth Index selection process is designed to identify six companies in each of ten market capitalization deciles with the highest price-to-book ratio from the universe of companies that are members of the Ocean Tomo 300(R) Patent Index. The resulting 60 companies form the Index. The Index is market capitalization weighted, with a maximum exposure to any individual stock capped at 15%. Any excess weighting is distributed according to the appropriate pro rata share to the remaining stocks within the Index that are below the 15% threshold. The Index is reconstituted annually after the close of business on the last day of October.

The Index constituent selection methodology was developed by Ocean Tomo as a quantitative approach to selecting stocks in a diversified portfolio from a group of listed equities. The Index member selection model evaluates and selects stocks on the basis of the value of their intellectual property, specifically their patent valuations, using Ocean Tomo's PatentRatings(R) software, from a universe of U.S. listed stocks using a proprietary, 100% rules-based methodology developed by Ocean Tomo.


The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those stocks that offer the greatest potential from a risk/return perspective. The approach is specifically designed to enhance investment applications and investability.


INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. Potential Index constituents include any of the 300 companies that comprise the Ocean Tomo 300(R) Patent Index, those companies with highest innovation ratio (patent value relative to book value).

2. These 300 companies are divided into 10 size deciles based on their market capitalization.

3. The 6 companies with the highest price-to-book ratio within each decile are then selected to constitute the Index.

4. The Index is market capitalization weighted, with the maximum exposure to any individual stock capped at 15%.

5. Any excess weighting is distributed according to the appropriate pro rate share to the remaining stocks within the Index below the 15% threshold.

6. The Index is reconstituted annually after the market close on the last business day in October.

                                                                            | 37

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------


INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.


INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

PATENT RISK. The companies in which the Fund invests can be significantly affected by patent considerations, including the termination of their patent protection for their products. Certain of such companies' industries may be characterized by the existence of a large number of patents and frequent claims and related litigation regarding patent rights. Certain such companies may depend on rapidly identifying and seeking patent protection for their discoveries. The process of obtaining patent protection is expensive and time consuming. Furthermore, there can be no assurance that the steps taken by such companies to protect their proprietary rights will be adequate to prevent misappropriation of their proprietary rights or that competitors will not independently develop products that are substantially equivalent or superior to such companies' products.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing

38 |
the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.


SMALL AND MEDIUM-SIZED COMPANY RISK. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.


NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.


REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.


ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

                                                                            | 39

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee
per order(1)                                                             $2,000
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             7.98%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       8.48%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       6.45%
--------------------------------------------------------------------------------
Net operating expenses                                                     2.03%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


40 |

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
         ONE YEAR*       THREE YEARS*      FIVE YEARS*       TEN YEARS*
--------------------------------------------------------------------------------
           $206              $637            $2,424            $6,377
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 60 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 60 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $26,252, $80,073, $303,544 and $797,625 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


                                                                            | 41

--------------------------------------------------------------------------------
CLAYMORE/LGA GREEN ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Light Green Eco*IndexTM (the "Eco*IndexTM" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Eco*IndexTM. The Eco*IndexTM is comprised of approximately 225 stocks selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks and American depository receipts ("ADRs) with representation from all economic sectors. The universe of companies eligible for inclusion in the Index includes approximately 500 listed companies without limitations on market capitalization, but which are mostly mid- and large-cap companies with capitalizations in excess of $1 billion. The Fund will normally invest at least 90% of its total assets in common stock and ADRs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.


42 |

INDEX METHODOLOGY
--------------------------------------------------------------------------------

The Eco*IndexTM selection methodology is designed to identify companies with the best combination of environmental performance trends in their respective industries as determined by Light Green Advisors ("LGA" or the "Index Provider"). The Eco*IndexTM seeks to actively represent a broadly diversified group of liquid, major market stocks with representation from all economic sectors that are demonstrable environmental leaders in terms of waste minimization, clean production, pollution and spill prevention, and consistent compliance with environmental laws. The Index Provider has developed a quantitative process for collecting corporate environmental performance information from public agencies with environmental responsibilities in the U.S., combining that information with financial information and industry composition information to permit fair comparison of firms of different sizes, determining industry group benchmarks for various facets of environmental performance that change over time, and identifying firms that have better performance trends than their industry peers in those aspects of environmental performance that can be readily quantified. The Index constituent selection methodology was developed by LGA as a quantitative approach to selecting stocks from a universe of primarily mid- and large-cap companies with capitalizations in excess of $1 billion. The Index constituent selection methodology evaluates and selects stocks from a universe of approximately 500 companies using a proprietary, 100% rules-based methodology developed by LGA. The Index constituent selection methodology identifies stocks that offer the greatest potential from a risk/return perspective. The approach is specifically designed to create a portfolio that matches sector breakdowns in the U.S. stock market and select constituents that are environmental leaders within each of those sectors. The Index is adjusted semi-annually.

INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. Potential Index constituents include all equities trading on major U.S. exchanges that are not subject to any trading restrictions and that have a market capitalization in excess of $1 billion.

2. The Eco*IndexTM comprises the top 50% of the highest-ranking stocks based on LGA's environmental analysis chosen from the companies in each industry peer group. LGA defines industry peer groups based on Standard and Poor's Global Industry Classification Standard ("GICS").

3, Each company is ranked using a quantitative rules-based methodology that includes composite scoring of several environment-oriented, multi-factor filters, and is sorted from highest to lowest.

4. Companies are weighted in the Eco*IndexTM by combining the weight of the company's industry peer group within the S&P 500 with an assigned weight of the company within its industry peer group. This provides overall sector


                                                                            | 43
      neutrality relative to the S&P 500 while providing greater weighting to companies with better environmental performance.

5. Each company's assigned weight within their industry peer group is determined by their environmental ranking (as determined by the Index Provider's methodology set forth above) within the industry peer group, so that an Eco*IndexTM company with a higher environmental ranking is weighted more heavily than an industry peer company with a lower ranking.

6.    The constituent selection process is repeated once per year.

7.    The portfolio rebalance is repeated twice per year.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.

INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to


44 |
the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

MEDIUM-SIZED COMPANY RISK. Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

NON-CORRELATION RISK. The Fund's return may not match the return of the Eco Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Eco Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Eco Index. Since the Eco Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Eco Index, as would be the case if it purchased all of the stocks in the Eco Index with the same weightings as the Eco Index.

REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Eco Index.

ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.


FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

                                                                            | 45

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                      None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $1,500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee
per order(1)                                                             $6,000
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             1.62%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       2.12%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       1.17%
--------------------------------------------------------------------------------
Net operating expenses                                                     0.95%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


46 |

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
         ONE YEAR*       THREE YEARS*      FIVE YEARS*       TEN YEARS*
--------------------------------------------------------------------------------
            $97              $303             $794             $2,152
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,500 per transaction (assuming 225 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,500 per transaction (assuming 225 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $13,615, $39,338, $100,774 and $270,530 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


                                                                            | 47

--------------------------------------------------------------------------------
CLAYMORE/ZACKS MID-CAP CORE ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------


The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the Zacks Mid-Cap Core Index (the "Zacks Mid-Cap Core Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Zacks Mid-Cap Core Index. The Index is comprised of 100 stocks selected, based on investment and other criteria, from a universe of mid-capitalization common stocks and American depository receipts ("ADRs). Currently, the mid-capitalization universe ranges from approximately $1 billion in market capitalization to $10 billion in market capitalization as defined by Zacks Investment Research, Inc. ("Zacks" or the "Index Provider"). The securities in the universe are selected using a proprietary strategy developed by Zacks. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.


The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index.

48 |

The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------


The Zacks Mid-Cap Core Index selection methodology is designed to identify securities with potentially superior risk-return profiles as determined by Zacks. The Index seeks to select a group of stocks with the potential to outperform indices such as the Russell Midcap Index or the S&P MidCap 400 Index and other benchmark indices on a risk-adjusted basis.

The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those stocks that offer the greatest potential from a risk/return perspective. The approach is specifically designed to enhance investment applications and investability. The Index is adjusted quarterly.


INDEX CONSTRUCTION
--------------------------------------------------------------------------------


1. Potential Index constituents include all common stocks and ADRs listed on major domestic exchanges. The universe is limited to the mid-capitalization universe as defined by Zacks, which consists of those stocks that rank between the 7th percentile and 25th percentile of an ordinal ranking of all domestic equities based on descending market capitalization (which currently translates to a range from approximately $1 billion in market capitalization to $10 billion in market capitalization).


2. Each security is ranked using a quantitative rules-based methodology that includes broker recommendation changes, valuation, liquidity, contrarian indicators, and other factors and is sorted from highest to lowest. The constituent selection methodology was developed by Zacks as a quantitative approach to identifying those securities that offer the greatest return potential on a risk-adjusted basis.

3. The Index is comprised of the 100 highest-ranking securities chosen using a rules-based quantitative ranking methodology proprietary to Zacks. The constituents are weighted based on relative market capitalization.

4. The constituent selection process as well as the ranking, reconstitution, and rebalancing of the Index is repeated quarterly.

                                                                            | 49

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.

INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

50 |

MEDIUM-SIZED COMPANY RISK. Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.


REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.


ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

                                                                            | 51

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                     None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee
per order(1)                                                             $2,000
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             6.63%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       7.13%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       5.32%
--------------------------------------------------------------------------------
Net operating expenses                                                     1.81%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


52 |

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
         ONE YEAR*     THREE YEARS*        FIVE YEARS*        TEN YEARS*
--------------------------------------------------------------------------------
           $184            $569              $2,103             $5,660
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 100 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 100 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $23,486, $71,681, $263,390 and $708,054 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*


If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.


The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


                                                                            | 53

--------------------------------------------------------------------------------
CLAYMORE/CLEAR MID-CAP GROWTH INDEX ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the Clear Mid-Cap Growth Index (the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Index. The universe of securities that may comprise the Index contains all U.S. common stocks, American depository receipts ("ADRs) and master limited partnerships ("MLPs") that have mid-sized market capitalizations, ranging from approximately $1 billion to $12 billion as defined by Clear Indexes LLC ("Clear" or the "Index Provider"). The Index consists of 50 stocks, which are selected based upon a 100% rules-based proprietary algorithm developed by Clear. The Fund will normally invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are


54 |
not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------

The Clear Mid-Cap Growth Index is comprised of U.S. common stocks, ADRs and MLPs of companies that have mid-sized market capitalizations and growth characteristics as defined by Clear. Market capitalizations typically range between $1 billion and $12 billion. Companies are selected based on a set of investment algorithms proprietary to Clear that evaluate a firm's fundamental characteristics and valuation. Fundamental characteristics include sales and profit growth along with financial leverage and return on equity. Valuation includes price to earnings and price to earnings to growth metrics. The Index consists of 50 stocks and will rebalance quarterly.

INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. Potential Index constituents include common stocks, ADRs and MLPs traded on the AMEX, New York Stock Exchange or NASDAQ markets with mid-sized market capitalizations between $1 billion and $12 billion.

2. Stocks are ranked using a proprietary, 100% rules-based methodology derived from fundamental and valuation metrics that include sales, profit growth, leverage and return on equity.

3. The 50 highest ranking stocks are selected and approximately equal weighted.

4.    The Index is rebalanced and reconstituted on a quarterly basis.

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.

INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer


                                                                            | 55
in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

MEDIUM-SIZED COMPANY RISK. Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

MASTER LIMITED PARTNERSHIP RISK. Investments in securities of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary


56 |
on a quarterly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.


                                                                            | 57

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                    None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee
per order(1)                                                             $2,000
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             8.80%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                       9.30%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       7.27%
--------------------------------------------------------------------------------
Net operating expenses                                                     2.03%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


58 |

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
         ONE YEAR*     THREE YEARS*        FIVE YEARS*        TEN YEARS*
--------------------------------------------------------------------------------
           $206            $637              $2,581             $6,756
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 50 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 50 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $26,252, $80,073, $323,112 and $844,958 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


                                                                            | 59

--------------------------------------------------------------------------------
CLAYMORE/INDEXIQ SMALL-CAP VALUE ETF
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the IndexIQ Active Value Small Cap Index (the "Active Value Index" or "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Active Value Index. The Active Value Index is comprised of approximately 100 stocks selected, based on investment and other criteria, from a broad universe of U.S. listed common stocks. The universe of companies eligible for inclusion in the Index includes approximately 1,200 listed companies that have a small-market capitalization ranging from $100 million to $4.5 billion, and other minimum liquidity characteristics as defined by IndexIQ, Inc. ("IndexIQ" or the "Index Provider"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are


60 |
not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY
--------------------------------------------------------------------------------

The Active Value Index selection methodology is designed to identify companies with potentially superior risk-return profiles as determined by IndexIQ. The Index seeks to represent a group of small-capitalization companies that are demonstrating favorable value-oriented characteristics and are reinvesting in themselves to strengthen their future competitive positioning, giving them the potential to outperform, on a risk-adjusted basis, the Russell 2000(R) Index and other small-cap-oriented benchmark indices.

The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those stocks that are believed to offer the greatest potential from a risk/return perspective. The approach is specifically designed to enhance investment applications and investability. The Index is adjusted annually to ensure timely stock selections.

INDEX CONSTRUCTION
--------------------------------------------------------------------------------

1. Potential Index constituents include all U.S. common stocks trading on major U.S. exchanges with small market capitalizations ranging from $100 million to $4.5 billion and meeting other minimum liquidity constraints.

2. Each company is selected using a 100% quantitative rules-based methodology that includes composite scoring of a handful of specially-targeted factors, and is sorted from highest to lowest. The constituent selection methodology was developed by IndexIQ as a quantitative approach to identify those companies that are believed to offer the greatest potential and best reflect value-oriented characteristics and a propensity to reinvest in themselves to strengthen their future competitive positioning.

3. The 100 highest-ranking companies are chosen and given a weighting based on IndexIQ's proprietary weighting methodology that accounts for each company's relative performance on each of the specially-targeted factors.

4. The constituent selection process and portfolio rebalance is repeated once per year.


                                                                            | 61

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND, WHICH MAY CAUSE YOU TO LOSE MONEY.

INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

SMALL COMPANY RISK. Investing in securities of small companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.


62 |

REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE
--------------------------------------------------------------------------------

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.


                                                                            | 63

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (paid directly by Authorized Participants)
--------------------------------------------------------------------------------
Sales charges (loads)                                                    None
--------------------------------------------------------------------------------
Standard creation/redemption transaction fee per order(1)                $  500
--------------------------------------------------------------------------------
Maximum additional creation/redemption transaction fee
per order(1)                                                             $2,000
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees(3)                                  --%
--------------------------------------------------------------------------------
Other expenses                                                             9.69%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                                      10.19%
--------------------------------------------------------------------------------
Expense waiver and reimbursements(4)                                       8.02%
--------------------------------------------------------------------------------
Net operating expenses                                                     2.17%
--------------------------------------------------------------------------------

(1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees".

(2)   Expressed as a percentage of average net assets.

(3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(4) The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


64 |

EXAMPLE
--------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
         ONE YEAR*     THREE YEARS*        FIVE YEARS*        TEN YEARS*
--------------------------------------------------------------------------------
           $220            $679              $2,782             $7,154
--------------------------------------------------------------------------------

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
--------------------------------------------------------------------------------

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming 100 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction (assuming 100 stocks in each Creation Unit. See "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $28,009, $85,384, $348,191 and $894,759 if the Creation Unit is redeemed after one year, three years, five years and ten years, respectively.*

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

* The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2010, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.


                                                                            | 65

--------------------------------------------------------------------------------
SECONDARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


Each Fund normally invests at least 90% of its total assets in component securities that comprise its respective Index. The Funds may invest their remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately three business days (i.e., each day the AMEX is open) for additions and deletions to each Fund's Index to be reflected in the portfolio composition of the Fund.


Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information under "Investment Restrictions."

--------------------------------------------------------------------------------
ADDITIONAL RISK CONSIDERATIONS
--------------------------------------------------------------------------------

In addition to the risks described previously, there are certain other risks related to investing in the Funds.

TRADING ISSUES. Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit

66 |
breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

FLUCTUATION OF NET ASSET VALUE. The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the AMEX. The Investment Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time.

However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

SECURITIES LENDING. Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

LEVERAGE. To the extent that a Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

These risks are described further in the Statement of Additional Information.

--------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------


Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group Inc., acts as each Fund's investment adviser pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. As of November 30, 2007, Claymore entities


                                                                            | 67
have provided supervisory, management, servicing or distribution services on approximately $18.3 billion in assets through closed-end funds, unit investment trusts and exchange-traded funds. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies.

Pursuant to the Advisory Agreement, each Fund pays the Investment Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.50% of each Fund's average daily net assets. The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, a portion of each Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into the Expense Agreement, in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to each Fund's commencement of operations, the Investment Adviser may recover from each Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.


In addition to advisory fees, each Fund pays all other costs and expenses of its operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of Trustees (other than those who are affiliated persons of the Investment Adviser) and all other ordinary business expenses not specifically assumed by the Investment Adviser.

APPROVAL OF ADVISORY AGREEMENT
--------------------------------------------------------------------------------


A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement is available in each Fund's annual report to shareholders dated August 31, 2007 (except with respect to the Claymore/Ocean Tomo Patent ETF and the Claymore/LGA Green ETF, for which the discussion is available in each Fund's semi-annual report to shareholders dated February 28, 2007).


68 |

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------


The portfolio manager who is currently responsible for the day-to-day management of the Funds' portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Before joining Claymore Securities, Inc., Mr. Craig spent four years with First Trust Portfolios L.P. (formerly Nike Securities) as an equity-research analyst and portfolio manager within the Equity Strategy Research group. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.


The Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Funds he manages.

--------------------------------------------------------------------------------
PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

GENERAL
--------------------------------------------------------------------------------

The Shares will be issued or redeemed by the Funds at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."


Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds trade on the AMEX at prices that may differ to varying degrees from the daily NAV of the Shares. Given that each Fund's Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Funds trade under the AMEX symbols set forth in the chart below.


                                                                            | 69

--------------------------------------------------------------------------------
NAME OF FUND                                                 AMEX TICKER SYMBOL
--------------------------------------------------------------------------------
Claymore/BIR Leaders 50 ETF                                          BST
--------------------------------------------------------------------------------
Claymore/BIR Leaders Mid-Cap Value ETF                               BMV
--------------------------------------------------------------------------------
Claymore/BIR Leaders Small-Cap Core ETF                              BES
--------------------------------------------------------------------------------
Claymore/Great Companies Large-Cap Growth Index ETF                  XGC
--------------------------------------------------------------------------------
Claymore/Ocean Tomo Patent ETF                                       OTP
--------------------------------------------------------------------------------
Claymore/Ocean Tomo Growth Index ETF                                 OTR
--------------------------------------------------------------------------------
Claymore/LGA Green ETF                                               GRN
--------------------------------------------------------------------------------
Claymore/Zacks Mid-Cap Core ETF                                      CZA
--------------------------------------------------------------------------------
Claymore/Clear Mid-Cap Growth Index ETF                              MCG
--------------------------------------------------------------------------------
Claymore/IndexIQ Small-Cap Value ETF                                 SCV
--------------------------------------------------------------------------------


Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from the Funds, and shareholders may tender their Shares for redemption directly to the Funds, only in Creation Units of 50,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section, which follows.

BOOK ENTRY
--------------------------------------------------------------------------------

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.


Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or "street name" form.


70 |

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES
--------------------------------------------------------------------------------

The trading price of each Fund's shares on the AMEX may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.


The AMEX disseminates the approximate value of Shares of the Funds every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.


The net asset value per Share for each Fund is determined once daily as of the close of the NYSE, usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. NAV per Share is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of a Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

                                                                            | 71

CREATION UNITS
--------------------------------------------------------------------------------

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an authorized participant agreement with the distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Orders must be placed in proper form by or through either (i) a "Participating Party" i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All standard orders must be placed for one or more whole Creation Units of Shares of each Fund and must be received by the distributor in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized

72 |

Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


A fixed creation transaction fee of $500 per transaction (assuming 100 or fewer stocks in each Creation Unit; Creation Units that have 101-200 stocks are subject to a fee of $1,000; Creation Units that have 201-300 stocks are subject to a fee of $1,500) (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.


Shares of each Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. Any such transaction effected must be effected outside the Clearing Process. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS
--------------------------------------------------------------------------------

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Shares may be redeemed only in Creation Units at their NAV and only on a day the AMEX is open for business. The Funds' custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Funds' portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds,

                                                                            | 73
the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX (normally 4:00 p.m. Eastern time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.


A fixed redemption transaction fee of $500 per transaction (assuming 100 or fewer stocks in each Creation Unit; Creation Units that have 101-200 stocks are subject to a fee of $1,000; Creation Units that have 201-300 stocks are subject to a fee of $1,500) (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.


DISTRIBUTIONS
--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAINS. Fund shareholders are entitled to their share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to

74 |
improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. Some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.


Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

DISTRIBUTION PLAN AND SERVICE PLAN
--------------------------------------------------------------------------------


The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended (the "1940 Act). Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority ("FINRA"). The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.


--------------------------------------------------------------------------------
FREQUENT PURCHASES AND REDEMPTIONS
--------------------------------------------------------------------------------

The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds' shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by each Fund's shareholders or (b) any attempts to market time a Fund by its shareholders would result in negative impact to the Fund or its shareholders.

                                                                            | 75

--------------------------------------------------------------------------------
FUND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Claymore Advisors, LLC is the administrator of the Funds.


The Bank of New York Mellon ("BNY") is the custodian and fund accounting and transfer agent for the Funds.


Clifford Chance US LLP serves as legal counsel to the Funds.

Ernst & Young LLP serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

--------------------------------------------------------------------------------
INDEX PROVIDERS
--------------------------------------------------------------------------------


Best Independent Research, LLC is the Index Provider for the Claymore/BIR Leaders 50 ETF, Claymore/BIR Leaders Mid-Cap Value ETF and Claymore/BIR Leaders Small-Cap Core ETF. BIR is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with BIR to use each Fund's Index. Each Fund is entitled to use its reward Index pursuant to a sub-licensing arrangement with the Investment Adviser.


Great Companies, Inc. is the Index Provider for the Claymore/Great Companies Large-Cap Growth Index ETF. Great Companies is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Great Companies to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.


Ocean Tomo, LLC is the Index Provider for the Claymore/Ocean Tomo Patent ETF and the Claymore/Ocean Tomo Growth Index ETF. Ocean Tomo is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Ocean Tomo to use each Fund's Index. Each Fund is entitled to use its reward Index pursuant to a sub-licensing arrangement with the Investment Adviser.

Light Green Advisors is the Index Provider for the Claymore/LGA Green ETF. Light Green Advisors is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Light Green Advisors to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.


76 |

Zacks Investment Research, Inc. is the Index Provider for the Claymore/Zacks Mid-Cap Core ETF. Zacks is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Zacks to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

Clear Indexes LLC is the Index Provider for the Claymore/Clear Mid-Cap Growth Index ETF. Clear is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with Clear to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

IndexIQ, Inc. is the Index Provider for the Claymore/IndexIQ Small-Cap Value ETF. IndexIQ is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with IndexIQ to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

--------------------------------------------------------------------------------
DISCLAIMERS
--------------------------------------------------------------------------------


The "BIR Leaders 50 Index," "BIR Leaders Mid-Cap Value Index," and "BIR Leaders Small-Cap Core Index" are trademarks of BIR and have been licensed for use for certain purposes by the Investment Adviser. The Funds are not sponsored, endorsed, sold or promoted by BIR and BIR makes no representation regarding the advisability of investing in Shares of the Funds.

The "Great Companies Large-Cap Growth Index" is a trademark of Great Companies and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Great Companies and Great Companies makes no representation regarding the advisability of investing in Shares of the Fund.


The "Ocean Tomo 300(R) Patent Index" and the "Ocean Tomo 300(R) Patent Growth Index" are trademarks of Ocean Tomo and have been licensed for use for certain purposes by the Investment Adviser. The Funds are not sponsored, endorsed, sold or promoted by Ocean Tomo and Ocean Tomo makes no representation regarding the advisability of investing in Shares of the Funds.

The "Light Green Eco*IndexTM" is a trademark of Light Green Advisors and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Light Green Advisors and Light Green Advisors makes no representation regarding the advisability of investing in Shares of the Fund.


                                                                            | 77

The "Zacks Mid-Cap Core Index" is a trademark of Zacks and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Zacks and Zacks makes no representation regarding the advisability of investing in Shares of the Fund.

The "Clear Mid-Cap Growth Index" is a trademark of Clear and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by Clear and Clear makes no representation regarding the advisability of investing in Shares of the Fund.

The "IndexIQ Active Value Small Cap Index" is a trademark of IndexIQ and has been licensed for use for certain purposes by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by IndexIQ and IndexIQ makes no representation regarding the advisability of investing in Shares of the Fund.

The Claymore/BIR Leaders 50 ETF, Claymore/BIR Leaders Mid-Cap Value ETF and Claymore/BIR Leaders Small-Cap Core ETF and their Shares are not sponsored, endorsed, sold or promoted by BIR or Mergent, Inc. BIR and Mergent make no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any data supplied by BIR to track general stock market performance. BIR's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of BIR and of the data supplied by BIR, which is determined and composed by BIR and calculated by its agent, Mergent, without regard to the Investment Adviser, Funds or their Shares. BIR and Mergent have no obligation to take the needs of the Investment Adviser or the shareholders of the Funds into consideration in determining, composing or calculating the data supplied by BIR. BIR is not responsible for and has not participated in the determination of the prices of the Shares of the Funds or the timing of the issuance or sale of such Shares. BIR and Mergent have no obligation or liability in connection with the administration, marketing or trading of the Funds or their Shares.


The Claymore/Great Companies Large-Cap Growth Index ETF and its Shares are not sponsored, endorsed, sold or promoted by Great Companies. Great Companies makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Great Companies to track general stock market performance. Great Companies' only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Great Companies and of the data supplied by Great Companies, which is determined, composed and calculated by Great Companies without regard to the Fund or its Shares. Great Companies has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Great Companies. Great Companies is not

78 |
responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Great Companies has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.


The Claymore/Ocean Tomo Patent ETF and Claymore/Ocean Tomo Growth Index ETF are not sponsored, endorsed, sold or promoted by Ocean Tomo Capital, LLC or its parent or affiliates (collectively "Ocean Tomo"). Ocean Tomo has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. Ocean Tomo make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Ocean Tomo 300(R) Patent Index or the Ocean Tomo 300(R) Patent Growth Index (the "Indices") to track general stock market performance. Ocean Tomo's only relationship to the Investment Adviser is in the licensing of the certain trademarks and the use of the Indices which are determined, composed and calculated by Ocean Tomo without regard to the Investment Adviser or the Funds. Ocean Tomo has no obligation to take the needs of the the Investment Adviser or the owners of the Funds into consideration in determining, composing or calculating the Indices. Ocean Tomo is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds are be issued or in the determination or calculation of the equation by which the Funds is to be converted into cash. Ocean Tomo has no liability in connection with the administration, marketing or trading of the Funds.

Ocean Tomo does not guarantee the accuracy and/or uninterrupted calculation of the Indices or any data included therein. Ocean Tomo makes no warranty, express or implied, as to results to be obtained by the Investment Adviser, owners of the funds, or any other person or entity from the use of the Indices or any data included therein. Ocean Tomo makes no express or implied warranties, and expressly disclaims all warranties or merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall ocean tomo have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

The Claymore/LGA Green ETF and its Shares are not sponsored, endorsed, sold or promoted by Light Green Advisors. Light Green Advisors makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Light Green Advisors to track general stock market performance. Light Green Advisors' only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Light Green Advisors and of the data supplied by Light Green Advisors, which is determined, composed and calculated by Light


                                                                            | 79

Green Advisors without regard to the Fund or its Shares. Light Green Advisors has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Light Green Advisors. Light Green Advisors is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Light Green Advisors has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

The Claymore/Zacks Mid-Cap Core ETF and its Shares are not sponsored, endorsed, sold or promoted by Zacks. Zacks makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Zacks to track general stock market performance. Zacks's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Zacks and of the data supplied by Zacks, which is determined, composed and calculated by Zacks without regard to the Fund or its Shares. Zacks has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Zacks. Zacks is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Zacks has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

The Claymore/Clear Mid-Cap Growth Index ETF and its Shares are not sponsored, endorsed, sold or promoted by Clear. Clear makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Clear to track general stock market performance. Clear's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of Clear and of the data supplied by Clear, which is determined, composed and calculated by Clear without regard to the Fund or its Shares. Clear has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by Clear. Clear is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. Clear has no obligation or liability in connection with the administration, marketing or trading of the Fund or their Shares.

The Claymore/IndexIQ Small-Cap Value ETF and its Shares are not sponsored, endorsed, sold or promoted by IndexIQ. IndexIQ makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by IndexIQ to track general stock


80 |
market performance. IndexIQ's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of IndexIQ and of the data supplied by IndexIQ, which is determined, composed and calculated by IndexIQ without regard to the Fund or its Shares. IndexIQ has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by IndexIQ. IndexIQ is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares. IndexIQ has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.


The Investment Adviser does not guarantee the accuracy and/or the completeness of any Index or any data included therein, and the Investment Adviser shall have no liability for any errors, omissions or interruptions therein. The Investment Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Index or any data included therein. The Investment Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Investment Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

--------------------------------------------------------------------------------
FEDERAL INCOME TAXATION
--------------------------------------------------------------------------------

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

      o     Your Fund makes distributions,

      o     You sell your Shares listed on the AMEX, and

      o     You purchase or redeem Creation Units.

                                                                            | 81

TAXES ON DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends from net investment income, if any, are declared and paid annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.


If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. The Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend." An interest-related dividend that is received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of the Fund beginning before January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the proposed legislation.


82 |

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Funds are not expected to receive significant amounts of interest.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate for individuals is currently 28%.


TAXES ON EXCHANGE-LISTED SHARES SALES
--------------------------------------------------------------------------------

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
--------------------------------------------------------------------------------


An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales" on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.


Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.


If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares and at what price you purchased and sold.

THE FOREGOING DISCUSSION SUMMARIZES SOME OF THE POSSIBLE CONSEQUENCES UNDER CURRENT FEDERAL TAX LAW OF AN INVESTMENT IN A FUND. IT IS NOT A SUBSTITUTE FOR PERSONAL TAX ADVICE. YOU MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXATION ON FUND DISTRIBUTIONS, AND SALES OF FUND SHARES. YOU ARE ADVISED TO CONSULT YOUR PERSONAL TAX ADVISOR ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN FUND SHARES UNDER ALL APPLICABLE TAX LAWS.


                                                                            | 83

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

For purposes of the 1940 Act each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with a Fund.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.


84 |

--------------------------------------------------------------------------------
CLAYMORE/BIR LEADERS 50 ETF
--------------------------------------------------------------------------------


                                                                                 FOR THE PERIOD
                                                                                APRIL 2, 2007**
PER SHARE OPERATING PERFORMANCE                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 24.90
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(a)                                                     (0.02)
      Net realized and unrealized gain (loss) on investments                               0.35
---------------------------------------------------------------------------------------------------
          Total from investment operations                                                 0.33
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income                                                                  --
NET ASSET VALUE, END OF PERIOD                                                          $ 25.23
===================================================================================================
MARKET VALUE, END OF PERIOD                                                             $ 24.57
===================================================================================================
TOTAL RETURN*(b)
      Net asset value                                                                      1.33%
---------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                   $ 3,785
Ratio of net expenses to average net assets*                                               1.83%(c)
Ratio of net investment income (loss) to average net assets*                              -0.22%(c)
Portfolio turnover rate                                                                       1%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

          Ratio of total expenses to average net assets                                    7.57%(c)
          Ratio of net investment income (loss) to average net assets                     -5.97%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                                                            | 85

--------------------------------------------------------------------------------
CLAYMORE/BIR LEADERS MID-CAP VALUE ETF
--------------------------------------------------------------------------------


                                                                                 FOR THE PERIOD
                                                                                APRIL 2, 2007**
PER SHARE OPERATING PERFORMANCE                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 24.97
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(a)                                                     (0.00)(e)
      Net realized and unrealized gain (loss) on investments                              (0.68)
---------------------------------------------------------------------------------------------------
          Total from investment operations                                                (0.68)
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income                                                                  --
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $ 24.29
===================================================================================================
MARKET VALUE, END OF PERIOD                                                             $ 24.03
===================================================================================================
TOTAL RETURN*(b)
      Net asset value                                                                     -2.72%
---------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                   $ 1,215
Ratio of net expenses to average net assets*                                               1.94%(c)
Ratio of net investment income (loss) to average net assets*                              -0.03%(c)
Portfolio turnover rate                                                                       1%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

          Ratio of total expenses to average net assets                                    7.81%(c)
          Ratio of net investment income (loss) to average net assets                     -5.90%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)   Amount is less than $0.01.


86 |

--------------------------------------------------------------------------------
CLAYMORE/BIR LEADERS SMALL-CAP CORE ETF
--------------------------------------------------------------------------------


                                                                                 FOR THE PERIOD
                                                                                APRIL 2, 2007**
PER SHARE OPERATING PERFORMANCE                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 24.93
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(a)                                                     (0.02)
      Net realized and unrealized gain (loss) on investments                              (0.57)
---------------------------------------------------------------------------------------------------
          Total from investment operations                                                (0.59)
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income                                                                  --
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $ 24.34
===================================================================================================
MARKET VALUE, END OF PERIOD                                                             $ 24.32
===================================================================================================
TOTAL RETURN*(b)
      Net asset value                                                                     -2.37%
---------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                   $ 2,434
Ratio of net expenses to average net assets*                                               1.72%(c)
Ratio of net investment income (loss) to average net assets*                              -0.20%(c)
Portfolio turnover rate                                                                       5%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

          Ratio of total expenses to average net assets                                    6.64%(c)
          Ratio of net investment income (loss) to average net assets                     -5.12%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                                                            | 87

--------------------------------------------------------------------------------
CLAYMORE/GREAT COMPANIES LARGE-CAP GROWTH INDEX ETF
--------------------------------------------------------------------------------


                                                                                 FOR THE PERIOD
                                                                                APRIL 2, 2007**
PER SHARE OPERATING PERFORMANCE                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 25.02
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(a)                                                     (0.01)
      Net realized and unrealized gain (loss) on investments                                 --
---------------------------------------------------------------------------------------------------
          Total from investment operations                                                (0.01)
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income                                                                  --
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $ 25.01
===================================================================================================
MARKET VALUE, END OF PERIOD                                                             $ 25.02
===================================================================================================
TOTAL RETURN*(b)
      Net asset value                                                                     -0.04%
---------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                   $ 5,001
Ratio of net expenses to average net assets*                                               1.77%(c)
Ratio of net investment income (loss) to average net assets*                              -0.06%(c)
Portfolio turnover rate                                                                       2%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

          Ratio of total expenses to average net assets                                    7.01%(c)
          Ratio of net investment income (loss) to average net assets                     -5.30%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


88 |

--------------------------------------------------------------------------------
CLAYMORE/OCEAN TOMO PATENT ETF
--------------------------------------------------------------------------------


                                                                                 FOR THE PERIOD
                                                                            DECEMBER 15, 2006**
PER SHARE OPERATING PERFORMANCE                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 25.27
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(a)                                                      0.17
      Net realized and unrealized gain (loss) on investments                               2.48
---------------------------------------------------------------------------------------------------
          Total from investment operations                                                 2.65
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income                                                               (0.00)(e)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $ 27.92
===================================================================================================
MARKET VALUE, END OF PERIOD                                                             $ 27.66
===================================================================================================
TOTAL RETURN*(b)
      Net asset value                                                                    10.50%
---------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                   $ 8,377
Ratio of net expenses to average net assets*                                               0.91%(c)
Ratio of net investment income (loss) to average net assets*                               0.90%(c)
Portfolio turnover rate                                                                       4%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

          Ratio of total expenses to average net assets                                    1.97%(c)
          Ratio of net investment income (loss) to average net assets                     -0.16%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)   Amount is less than $0.01.



                                                                            | 89

--------------------------------------------------------------------------------
CLAYMORE/OCEAN TOMO GROWTH INDEX ETF
--------------------------------------------------------------------------------


                                                                                 FOR THE PERIOD
                                                                                APRIL 2, 2007**
PER SHARE OPERATING PERFORMANCE                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 25.14
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(a)                                                     (0.05)
      Net realized and unrealized gain (loss) on investments                               2.35
---------------------------------------------------------------------------------------------------
          Total from investment operations                                                 2.30
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income                                                                  --
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $ 27.44
===================================================================================================
MARKET VALUE, END OF PERIOD                                                             $ 27.45
===================================================================================================
TOTAL RETURN*(b)
      Net asset value                                                                      9.15%
---------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                   $ 2,744
Ratio of net expenses to average net assets*                                               2.03%(c)
Ratio of net investment income (loss) to average net assets*                              -0.46%(c)
Portfolio turnover rate                                                                       1%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

          Ratio of total expenses to average net assets                                    8.48%(c)
          Ratio of net investment income (loss) to average net assets                     -6.91%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


90 |

--------------------------------------------------------------------------------
CLAYMORE/LGA GREEN ETF
--------------------------------------------------------------------------------


                                                                                 FOR THE PERIOD
                                                                            DECEMBER 15, 2006**
PER SHARE OPERATING PERFORMANCE                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 25.27
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(a)                                                      0.21
      Net realized and unrealized gain (loss) on investments                               0.42
---------------------------------------------------------------------------------------------------
          Total from investment operations                                                 0.63
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income                                                               (0.00)(e)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $ 25.90
===================================================================================================
MARKET VALUE, END OF PERIOD                                                             $ 25.95
===================================================================================================
TOTAL RETURN*(b)
      Net asset value                                                                      2.51%
---------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                   $ 3,885
Ratio of net expenses to average net assets*                                               0.95%(c)
Ratio of net investment income (loss) to average net assets*                               1.13%(c)
Portfolio turnover rate                                                                      12%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

          Ratio of total expenses to average net assets                                    2.12%(c)
          Ratio of net investment income (loss) to average net assets                     -0.04%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(e)   Amount is less than $0.01.


                                                                            | 91

--------------------------------------------------------------------------------
CLAYMORE/ZACKS MID-CAP CORE ETF
--------------------------------------------------------------------------------


                                                                                 FOR THE PERIOD
                                                                                APRIL 2, 2007**
PER SHARE OPERATING PERFORMANCE                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 25.09
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(a)                                                     (0.02)
      Net realized and unrealized gain (loss) on investments                               0.43
---------------------------------------------------------------------------------------------------
          Total from investment operations                                                 0.41
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income                                                                  --
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $ 25.50
===================================================================================================
MARKET VALUE, END OF PERIOD                                                             $ 25.59
===================================================================================================
TOTAL RETURN*(b)
      Net asset value                                                                      1.64%
---------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                   $ 5,100
Ratio of net expenses to average net assets*                                               1.81%(c)
Ratio of net investment income (loss) to average net assets*                              -0.21%(c)
Portfolio turnover rate                                                                      17%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

          Ratio of total expenses to average net assets                                    7.13%(c)
          Ratio of net investment income (loss) to average net assets                     -5.53%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


92 |

--------------------------------------------------------------------------------
CLAYMORE/CLEAR MID-CAP GROWTH INDEX ETF
--------------------------------------------------------------------------------


                                                                                 FOR THE PERIOD
                                                                               APRIL 26, 2007**
PER SHARE OPERATING PERFORMANCE                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 24.99
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(a)                                                     (0.13)
      Net realized and unrealized gain (loss) on investments                              (0.39)
---------------------------------------------------------------------------------------------------
          Total from investment operations                                                (0.52)
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income                                                                  --
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $ 24.47
===================================================================================================
MARKET VALUE, END OF PERIOD                                                             $ 24.50
===================================================================================================
TOTAL RETURN*(b)
      Net asset value                                                                     -2.08%
---------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                   $ 3,671
Ratio of net expenses to average net assets*                                               2.03%(c)
Ratio of net investment income (loss) to average net assets*                              -1.51%(c)
Portfolio turnover rate                                                                      48%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

          Ratio of total expenses to average net assets                                    9.30%(c)
          Ratio of net investment income (loss) to average net assets                     -8.78%(c)

**    Commencement of investment operations


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                                                                            | 93

--------------------------------------------------------------------------------
CLAYMORE/INDEXIQ SMALL-CAP VALUE ETF
--------------------------------------------------------------------------------


                                                                                 FOR THE PERIOD
                                                                               APRIL 26, 2007**
PER SHARE OPERATING PERFORMANCE                                                         THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 25.24
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(a)                                                      0.17
      Net realized and unrealized gain (loss) on investments                              (2.65)
---------------------------------------------------------------------------------------------------
          Total from investment operations                                                (2.48)
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income                                                                  --
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $ 22.76
===================================================================================================
MARKET VALUE, END OF PERIOD                                                             $ 22.73
===================================================================================================
TOTAL RETURN*(b)
      Net asset value                                                                     -9.82%
---------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                   $ 2,276
Ratio of net expenses to average net assets*                                               2.17%(c)
Ratio of net investment income (loss) to average net assets*                               1.99%(c)
Portfolio turnover rate                                                                       3%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

          Ratio of total expenses to average net assets                                   10.19%(c)
          Ratio of net investment income (loss) to average net assets                     -6.03%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.


(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


94 |

PREMIUM/DISCOUNT INFORMATION
--------------------------------------------------------------------------------

The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of the Claymore/Ocean Tomo Patent ETF and Claymore/LGA Green ETF. Such information with respect to the Shares and NAV of the other Funds will be presented once those Funds' Shares have traded for a full twelve months. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the Claymore/Ocean Tomo Patent ETF and Claymore/LGA Green ETF. The information shown for the Claymore/Ocean Tomo Patent ETF and Claymore/LGA Green ETF is for the fiscal year ended August 31, 2007 and for each of the last four quarters.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.


                                                                            | 95

CLAYMORE/OCEAN TOMO PATENT ETF*


                             NUMBER         NUMBER          NUMBER          NUMBER          NUMBER
                            OF DAYS/       OF DAYS/        OF DAYS/        OF DAYS/        OF DAYS/
                           PERCENTAGE     PERCENTAGE      PERCENTAGE      PERCENTAGE      PERCENTAGE
                            OF TOTAL       OF TOTAL        OF TOTAL        OF TOTAL        OF TOTAL
                          DAYS (FISCAL   DAYS (QUARTER   DAYS (QUARTER   DAYS (QUARTER   DAYS (QUARTER
PREMIUM/                   YEAR ENDED        ENDED           ENDED           ENDED          ENDED
DISCOUNT RANGE              8/31/07)       9/30/07)        6/30/07)         3/31/07        12/31/06
------------------------------------------------------------------------------------------------------
Between 1.0% and  0.5%         2/1.12%         2/1.02%              --              --             --
------------------------------------------------------------------------------------------------------
Between 0.5% and -0.5%      175/98.31%      194/98.48%         134/100%         71/100%        10/100%
------------------------------------------------------------------------------------------------------
Between -0.5% and -1.0%           0/0%            0/0%              --              --             --
------------------------------------------------------------------------------------------------------
Between -1.0% and -1.5%        1/0.56%         1/0.51%              --              --             --
------------------------------------------------------------------------------------------------------
Total                      178/100.00%     197/100.00%      134/100.00%      71/100.00%     10/100.00%
------------------------------------------------------------------------------------------------------


*     Commenced operations on December 15, 2006.

CLAYMORE/LGA GREEN ETF*


                             NUMBER         NUMBER          NUMBER          NUMBER          NUMBER
                            OF DAYS/       OF DAYS/        OF DAYS/        OF DAYS/        OF DAYS/
                           PERCENTAGE     PERCENTAGE      PERCENTAGE      PERCENTAGE      PERCENTAGE
                            OF TOTAL       OF TOTAL        OF TOTAL        OF TOTAL        OF TOTAL
                          DAYS (FISCAL   DAYS (QUARTER   DAYS (QUARTER   DAYS (QUARTER   DAYS (QUARTER
PREMIUM/                   YEAR ENDED        ENDED           ENDED           ENDED          ENDED
DISCOUNT RANGE              8/31/07)       9/30/07)        6/30/07)         3/31/07        12/31/06
------------------------------------------------------------------------------------------------------
Between 1.0% and  0.5%         5/2.81%         5/2.54%         3/2.24%         3/4.23%           1/10%
------------------------------------------------------------------------------------------------------
Between 0.5% and -0.5%      167/93.82%      186/94.42%      126/94.03%       65/91.55%           8/80%
------------------------------------------------------------------------------------------------------
Between -0.5% and -1.0%        5/2.81%         5/2.54%         4/2.99%         2/2.82%           1/10%
------------------------------------------------------------------------------------------------------
Between -1.0% and -1.5%        1/0.56%         1/0.51%         1/0.75%         1/1.41%             --
------------------------------------------------------------------------------------------------------
Total                      178/100.00%     197/100.00%     134/100.00%      71/100.00%      10/100.00%
------------------------------------------------------------------------------------------------------


*     Commenced operations on December 15, 2006.


96 |

TOTAL RETURN INFORMATION
--------------------------------------------------------------------------------

The following table presents information about the total return of each Fund's Index in comparison to the total return of that Fund. The information presented for each Fund is for the fiscal year ended August 31, 2007.

"Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of each Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.


                                                                            | 97

                                                        CUMULATIVE TOTAL RETURNS
                                                        SINCE INCEPTION* THROUGH
FUND/INDEX NAME                                              AUGUST 31, 2007
--------------------------------------------------------------------------------
Claymore/BIR Leaders 50 ETF (At NAV)                                  1.33%
--------------------------------------------------------------------------------
Claymore/BIR Leaders 50 ETF (At Market)                              -1.32%
--------------------------------------------------------------------------------
BIR Leaders 50 Index                                                  2.16%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                        4.26%
--------------------------------------------------------------------------------

Claymore/BIR Leaders Mid-Cap Value ETF (At NAV)                      -2.72%
--------------------------------------------------------------------------------
Claymore/BIR Leaders Mid-Cap Value ETF (At Market)                   -3.76%
--------------------------------------------------------------------------------
BIR Leaders Mid-Cap Value Index                                      -1.83%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                        4.26%
--------------------------------------------------------------------------------

Claymore/BIR Leaders Small-Cap Core ETF (At NAV)                     -2.37%
--------------------------------------------------------------------------------
Claymore/BIR Leaders Small-Cap Core ETF (At Market)                  -2.45%
--------------------------------------------------------------------------------
BIR Leaders Small-Cap Core Index                                     -1.56%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                        4.26%
--------------------------------------------------------------------------------

Claymore/Great Companies Large-Cap Growth Index ETF (At NAV)         -0.04%
--------------------------------------------------------------------------------
Claymore/Great Companies Large-Cap Growth Index ETF (At Market)       0.00%
--------------------------------------------------------------------------------
Great Companies Large-Cap Growth Index                                1.04%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                        4.26%
--------------------------------------------------------------------------------

Claymore/Ocean Tomo Patent ETF (At NAV)                              10.50%
--------------------------------------------------------------------------------
Claymore/Ocean Tomo Patent ETF (At Market)                            9.47%
--------------------------------------------------------------------------------
Ocean Tomo 300(R) Patent Index                                       11.31%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                        4.62%
--------------------------------------------------------------------------------

Claymore/Ocean Tomo Growth Index ETF (At NAV)                         9.15%
--------------------------------------------------------------------------------
Claymore/Ocean Tomo Growth Index ETF (At Market)                      9.19%
--------------------------------------------------------------------------------
Ocean Tomo 300(R) Patent Growth Index                                10.12%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                        4.26%
--------------------------------------------------------------------------------

Claymore/LGA Green ETF (At NAV)                                       2.51%
--------------------------------------------------------------------------------
Claymore/LGA Green ETF (At Market)                                    2.70%
--------------------------------------------------------------------------------
Light Green Eco* Index TM                                             3.40%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                        4.62%
--------------------------------------------------------------------------------


98 |

                                                        CUMULATIVE TOTAL RETURNS
                                                        SINCE INCEPTION* THROUGH
FUND/INDEX NAME                                              AUGUST 31, 2007
--------------------------------------------------------------------------------
Claymore/Zacks Mid-Cap Core ETF (At NAV)                              1.64%
--------------------------------------------------------------------------------
Claymore/Zacks Mid-Cap Core ETF (At Market)                           1.99%
--------------------------------------------------------------------------------
Zacks Mid-Cap Core Index                                              2.34%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                        4.26%
--------------------------------------------------------------------------------

Claymore/Clear Mid-Cap Growth Index ETF (At NAV)                     -2.08%
--------------------------------------------------------------------------------
Claymore/Clear Mid-Cap Growth Index ETF (At Market)                  -1.96%
--------------------------------------------------------------------------------
Clear Mid-Cap Growth Index                                           -1.31%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                       -0.70%
--------------------------------------------------------------------------------

Claymore/IndexIQ Small-Cap Value ETF (At NAV)                        -9.82%
--------------------------------------------------------------------------------
Claymore/IndexIQ Small-Cap Value ETF (At Market)                     -9.94%
--------------------------------------------------------------------------------
IndexIQ Active Value Small-Cap Index                                 -9.12%
--------------------------------------------------------------------------------
Standard & Poor's 500(R) Index                                       -0.70%
--------------------------------------------------------------------------------

* Each of the Claymore/Ocean Tomo Patent ETF and Claymore/LGA Green ETF commenced operations on December 15, 2006. Each of the Claymore/Clear Mid-Cap Growth Index ETF and Claymore/IndexIQ Small-Cap Value ETF commenced operations on April 26, 2007. Each of the other Funds commenced operations on April 2, 2007.


                                                                            | 99

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100 |

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                                                                           101 |

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102 |

FOR MORE INFORMATION

EXISTING SHAREHOLDERS OR PROSPECTIVE INVESTORS

      o     Call your broker

      o     www.claymore.com

DEALERS

      o     www.claymore.com

      o     Distributor Telephone: (888) 949-3837

INVESTMENT ADVISER
Claymore Advisors, LLC
2455 Corporate West Drive
Lisle, Illinois 60532

DISTRIBUTOR
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286


LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019


TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

                                                                       [LOGO]
                                                                    CLAYMORE (R)


A Statement of Additional Information dated December 31, 2007, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.


You will find additional information about each Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund's performance during its last fiscal year.

You can ask questions or obtain a free copy of the Funds' shareholder reports or the Statement of Additional Information by calling 1-888-949-3837. Free copies of the Funds' shareholder reports and the Statement of Additional Information are available from our website at www.claymore.com.

Information about each Fund, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

                                   PROSPECTUS

DISTRIBUTOR
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


                                DECEMBER 31, 2007


Investment Company Act File No. 811-21906

                    INVESTMENT COMPANY ACT FILE NO. 811-21906

                       CLAYMORE EXCHANGE-TRADED FUND TRUST

                       STATEMENT OF ADDITIONAL INFORMATION



                             DATED DECEMBER 31, 2007


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated December 31, 2007 for each of the Claymore/BNY BRIC ETF, Claymore/Sabrient Insider ETF, Claymore/Sabrient Stealth ETF, Claymore/Zacks Sector Rotation ETF, Claymore/Zacks Yield Hog ETF, Claymore/Clear Spin-Off ETF, Claymore/Ocean Tomo Patent ETF, Claymore/LGA Green ETF, Claymore/Sabrient Defender ETF, Claymore/BIR Leaders 50 ETF, Claymore/BIR Leaders Mid-Cap Value ETF, Claymore/BIR Leaders Small-Cap Core ETF, Claymore/Great Companies Large-Cap Growth Index ETF, Claymore/Ocean Tomo Growth Index ETF, Claymore/Zacks Growth & Income Index ETF, Claymore/Zacks Mid-Cap Core ETF, Claymore/Clear Mid-Cap Growth Index ETF and Claymore/IndexIQ Small-Cap Value ETF, each a series of the Claymore Exchange-Traded Fund Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Claymore Securities, Inc., or by calling toll free 1-888-949-3837.



                                TABLE OF CONTENTS

                                                                     Page

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS..........................1

EXCHANGE LISTING AND TRADING............................................1

INVESTMENT RESTRICTIONS AND POLICIES....................................2

INVESTMENT POLICIES AND RISKS...........................................4

GENERAL CONSIDERATIONS AND RISKS........................................7

MANAGEMENT..............................................................9

BROKERAGE TRANSACTIONS.................................................17

ADDITIONAL INFORMATION CONCERNING THE TRUST............................18

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS..................21

TAXES .................................................................31

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS.................33

DETERMINATION OF NAV...................................................33

DIVIDENDS AND DISTRIBUTIONS............................................33

MISCELLANEOUS INFORMATION..............................................34

FINANCIAL STATEMENTS...................................................34

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS



     The Trust was organized as a Delaware statutory trust on May 24, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 25 investment portfolios. This Statement of Additional Information relates to the following 18 investment portfolios: Claymore/BNY BRIC ETF, Claymore/Sabrient Insider ETF, Claymore/Sabrient Stealth ETF, Claymore/Zacks Sector Rotation ETF, Claymore/Zacks Yield Hog ETF, Claymore/Clear Spin-Off ETF, Claymore/Ocean Tomo Patent ETF, Claymore/LGA Green ETF, Claymore/Sabrient Defender ETF, Claymore/BIR Leaders 50 ETF, Claymore/BIR Leaders Mid-Cap Value ETF, Claymore/BIR Leaders Small-Cap Core ETF, Claymore/Great Companies Large-Cap Growth Index ETF, Claymore/Ocean Tomo Growth Index ETF, Claymore/Zacks Growth & Income Index ETF, Claymore/Zacks Mid-Cap Core ETF, Claymore/Clear Mid-Cap Growth Index ETF and Claymore/IndexIQ Small-Cap Value ETF (each a "Fund" and together, the "Funds"). Each of the Funds is "non-diversified" and, as such, such Funds' investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as "Shares" or "Fund Shares."


     The Funds are managed by Claymore Advisors, LLC ("Claymore Advisors" or the "Investment Adviser").


     The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Funds' Shares are listed and traded on the American Stock Exchange, LLC (the "AMEX"). Fund Shares will trade on the AMEX at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

     The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.


                          EXCHANGE LISTING AND TRADING


     There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of each Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Indices is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of a Fund from listing and trading upon termination of such Fund.

     As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.


     The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.


                      INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT OBJECTIVES

     The investment objective of the Claymore/BNY BRIC ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called "The Bank of New York Mellon BRIC Select ADR Index" (the "BNY BRIC Index" or the "Underlying Index").

     The investment objective of the Claymore/Sabrient Insider ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Sabrient Insider Sentiment Index" (the "Underlying Index").

     The investment objective of the Claymore/Sabrient Stealth ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Sabrient Stealth Index" (the "Underlying Index").

     The investment objective of the Claymore/Zacks Sector Rotation ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Zacks Sector Rotation Index" (the "Underlying Index").

     The investment objective of the Claymore/Zacks Yield Hog ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Zacks Yield Hog Index" (the "Underlying Index").

     The investment objective of the Claymore/Clear Spin-Off ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called "Clear Spin-off Index" (the "Spin-off Index" or the "Underlying Index").

     The investment objective of the Claymore/Ocean Tomo Patent ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Ocean Tomo 300(R) Patent Index" (the "Patent Index" or the "Underlying Index").

     The investment objective of the Claymore/LGA Green ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Light Green Eco*Index(TM)" (the "Eco Index" or the "Underlying Index").

     The investment objective of the Claymore/Sabrient Defender ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Sabrient Defensive Equity Index" (the "Defensive Equity Index" or the "Underlying Index").

     The investment objective of the Claymore/BIR Leaders 50 ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "BIR-Leaders 50 Index" (the "BIR-50 Index" or the "Underlying Index").

     The investment objective of the Claymore/BIR Leaders Mid-Cap Value ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "BIR Leaders Mid-Cap Value Index" (the "BIR Mid-Cap Value Index" or the "Underlying Index").

     The investment objective of the Claymore/BIR Leaders Small-Cap Core ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "BIR Leaders Small-Cap Core Index" (the "BIR Small-Cap Core Index" or the "Underlying Index").

     The investment objective of the Claymore/Great Companies Large-Cap Growth Index ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Great Companies, Great Investments Large-Cap Growth Index" (the "Large-Cap Growth Index" or the "Underlying Index").

     The investment objective of the Claymore/Ocean Tomo Growth Index ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Ocean Tomo 300(R) Patent Growth Index" (the "Ocean Tomo Index" or the "Underlying Index").

     The investment objective of the Claymore/Zacks Growth & Income Index ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Zacks
Growth & Income Index" (the "Zacks Growth & Income Index" or the "Underlying Index").

     The investment objective of the Claymore/Zacks Mid-Cap Core ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Zacks Mid-Cap Core Index" (the "Zacks Mid-Cap Core Index" or the "Underlying Index").

     The investment objective of the Claymore/Clear Mid-Cap Growth ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "Clear Mid-Cap Growth Index" (the "Clear Mid-Cap Growth Index" or the "Underlying Index").

     The investment objective of the Claymore/IndexIQ Small-Cap Value ETF is to provide investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the "IndexIQ Active Value Small-Cap Index" (the "Active Value Index" or the "Underlying Index").

INVESTMENT RESTRICTIONS

     The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Funds' respective investment restrictions, numbered (1) through (7) below. Each Fund, as a fundamental policy, may not:

     (1) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     (2) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

     (3) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

     (4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

     (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

     (6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     (7) Issue senior securities, except as permitted under the 1940 Act.

     Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

     The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

     In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

     (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

     (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

     (3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

     (4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

     (5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

     The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.


                          INVESTMENT POLICIES AND RISKS

     Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.

     Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

     Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Investment Adviser will monitor the continued creditworthiness of Qualified Institutions.

     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

     The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

     Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Investment Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

     Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's or, if unrated, of comparable quality as determined by the Investment Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

     Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

     Real Estate Investment Trusts ("REITs"). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

     Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

     Futures and Options. Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

     Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

         Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

         Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Underlying Index. Under such circumstances, the Investment Adviser may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

         An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

         Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Investment Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectus and this Statement of Additional Information.

         Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

         The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

         The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.


                        GENERAL CONSIDERATIONS AND RISKS

         A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the "Principal Risks of Investing in the Funds" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

         An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

         An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

         The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

         Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

         Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

         The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

         Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Investment Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

         Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

         Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

         Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.


                                   MANAGEMENT

         Trustees and Officers


         The general supervision of the duties performed by the Investment Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has four Trustees. Three Trustees have no affiliation or business connection with the Investment Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Investment Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other Trustee (the "Management Trustee") is affiliated with the Investment Adviser. During the Funds' fiscal year ended August 31, 2007, the Trustees met six times.

         The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's 25 portfolios, 11 separate portfolios of the Claymore Exchange-Traded Fund Trust
2 and 16 closed-end management investment companies.

NAME, ADDRESS AND                          TERM OF OFFICE                                 NUMBER OF PORTFOLIOS
AGE OF MANAGEMENT       POSITION(S) HELD     AND LENGTH        PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX     OTHER DIRECTORSHIPS
    TRUSTEES*              WITH TRUST      OF TIME SERVED**     DURING PAST 5 YEARS        OVERSEEN BY TRUSTEES   HELD BY TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------


Randall C. Barnes          Trustee         Since 2006          Formerly, Senior Vice President,    47                 None.
Year of Birth:  1951                                           Treasurer (1993-1997), President,
                                                               Pizza Hut International
                                                               (1991-1993) and Senior Vice
                                                               President, Strategic Planning and
                                                               New Business Development
                                                               (1987-1990) of PepsiCo, Inc.
                                                               (1987-1997).

Ronald E. Toupin, Jr.      Trustee         Since 2006          Formerly, Vice President, Manager   47                 None.
Year of Birth:  1958                                           and Portfolio Manager of Nuveen
                                                               Asset Management (1993-1999), Vice
                                                               President of Nuveen Investment
                                                               Advisory Corporation (1993-1999),
                                                               Vice President and Manager of
                                                               Nuveen Unit Investment Trusts
                                                               (1991-1999), and Assistant Vice
                                                               President and Portfolio Manager of
                                                               Nuveen Unit Investment Trusts
                                                               (1988-1999), each of John Nuveen &
                                                               Company, Inc. (1982-1999).

Ronald A. Nyberg           Trustee         Since 2006          Principal of Nyberg & Cassioppi,    50                 None.
Year of Birth:  1953                                           LLC, a law firm specializing
                                                               in Corporate Law, Estate Planning
                                                               and Business Transactions (2000-
                                                               present). Formerly, Executive
                                                               Vice President, General Counsel,
                                                               and Corporate Secretary of Van
                                                               Kampen Investments (1982-1999).



______________________

* The business address of each Trustee is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.
** This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

         The Trustee who is affiliated with the Investment Adviser or affiliates of the Investment Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
   NAME, ADDRESS                             TERM OF OFFICE                                       FUND COMPLEX
AND AGE OF MANAGEMENT     POSITION(S) HELD     AND LENGTH                 PRINCIPAL                 OVERSEEN    OTHER DIRECTORSHIPS
    TRUSTEES*             WITH TRUST        OF TIME SERVED**  OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEES    HELD BY TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Nicholas Dalmaso***      Trustee; and       Trustee since     Senior Managing Director and              50           None.
Year of birth:  1965     Chief Legal and    2006              Chief Administrative Officer
                         Executive Officer                    (2007-present), General Counsel
                                                              of Claymore Advisors, LLC and
                                                              Claymore Securities, Inc. from
                                                              2001-present.  Chief Legal and
                                                              Executive Officer of certain Funds
                                                              in the Fund Complex. Formerly,
                                                              Assistant General Counsel, John
                                                              Nuveen and Company Inc.
                                                              (1999-2001); Vice President and
                                                              Associate General Counsel of Van
                                                              Kampen Investments (1992-1999).


______________________

* The business address of each Trustee is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.
** This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
*** Mr. Dalmaso is an interested person of the Trust because of his position as an officer of the Investment Adviser and certain of its affiliates.


NAME,  ADDRESS AND AGE OF  POSITION(S) HELD      LENGTH OF
EXECUTIVE OFFICERS         WITH TRUST            TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Steven M. Hill             Chief Financial       Since 2006     Senior Managing Director (2005-present), Managing
Year of birth:  1964       Officer, Chief                       Director (2003-2005) of Claymore Advisors, LLC and
                           Accounting Officer                   Claymore Securities, Inc. Chief Financial Officer,
                           and Treasurer                        Chief Accounting Officer and Treasurer of certain
                                                                funds in the Fund Complex. Formerly, Treasurer of Henderson
                                                                Global Funds and Operations Manager for Henderson Global
                                                                Investors (NA) Inc. (2002-2003); Managing Director,
                                                                FrontPoint Partners LLC (2001-2002); Vice President, Nuveen
                                                                Investments (1999-2001); Chief Financial Officer, Skyline
                                                                Asset Management LP, (1999); Vice President, Van Kampen
                                                                Investments and Assistant Treasurer, Van Kampen mutual
                                                                funds (1989-1999).

Bruce Saxon                Chief Compliance      Since 2006     Vice President - Fund Compliance Officer of Claymore
Year of birth:  1957       Officer                              Securities, Inc. (2006-present). Chief Compliance Officer of certain funds in the Fund Complex. Formerly, Chief Compliance
                                                                Officer/Assistant Secretary of Harris Investment Management,
                                                                Inc. (2003-2006). Director-Compliance of Harrisdirect LLC
                                                                (1999-2003).

Melissa J. Nguyen          Secretary             Since 2006     Vice President and Assistant General Counsel of Claymore
Year of birth:  1978                                            Securities, Inc. (2005-present). Secretary of certain funds in the Fund Complex. Formerly, Associate, Vedder, Price,
                                                                Kaufman & Kammholz, P.C. (2003-2005).


William H. Belden III      Vice President        Since 2006     Managing Director of Claymore Securities, Inc.
Year of birth:  1965                                            (2005-present). Formerly, Vice President of Product
                                                                Management at Northern Trust Global Investments (1999-2005);
                                                                Vice President of Product Development at Stein Roe & Farnham
                                                                (1995-1999).


James Howley               Assistant Treasurer   Since 2006     Vice President, Fund Administration of Claymore Securities,
Year of birth:  1972                                            Inc. (2004-present). Assistant Treasurer of certain funds in the Fund Complex. Formerly, Manager, Mutual Fund
                                                                Administration of Van Kampen Investments.



                                       11


Chuck Craig                Vice President        Since 2006     Managing Director (2006-present), Vice President (2003-2006)
Year of birth:  1967                                            of Claymore Securities, Inc.  Formerly, Assistant Vice
                                                                President, First Trust Portfolios, L.P. (1999-2003).



Matt Patterson             Assistant Secretary   Since 2006     Vice President and Assistant General Counsel of Claymore
Year of birth:  1971                                            Securities, Inc. (2006-present). Secretary of certain funds in the Fund Complex. Previously, Securities Counsel, Caterpillar
                                                                Inc. (2004-2006); Associate, Skadden, Arps, Slate, Meagher &
                                                                Flom LLP (2002-2004).



______________________


* The business address of each Trustee is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.
** This is the period for which the Trustee/Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.


         For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.


                         DOLLAR RANGE OF EQUITY     DOLLAR RANGE OF EQUITY      DOLLAR RANGE OF EQUITY
                               SECURITIES                 SECURITIES                  SECURITIES
                                 IN THE                    IN THE                       IN THE
                               CLAYMORE/                  CLAYMORE/                    CLAYMORE/
                                  BNY                      SABRIENT                     SABRIENT
                                BRIC ETF                 INSIDER ETF                  STEALTH ETF
                                 (AS OF                     (AS OF                      (AS OF
NAME OF TRUSTEE            DECEMBER 31, 2007)         DECEMBER 31, 2007)          DECEMBER 31, 2007)
---------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Randall C. Barnes                 None                       None                        None
Ronald A. Nyberg                  None                       None                        None
Ronald E. Toupin, Jr.             None                       None                        None

INTERESTED TRUSTEE
Nicholas Dalmaso                  None                       None                        None

                         DOLLAR RANGE OF EQUITY     DOLLAR RANGE OF EQUITY      DOLLAR RANGE OF EQUITY
                               SECURITIES                 SECURITIES                  SECURITIES
                                 IN THE                    IN THE                       IN THE
                             CLAYMORE/ZACKS               CLAYMORE/                    CLAYMORE/
                                SECTOR                   ZACKS YIELD                     CLEAR
                             ROTATION ETF                  HOG ETF                   SPIN-OFF ETF
                                 (AS OF                     (AS OF                      (AS OF
NAME OF TRUSTEE            DECEMBER 31, 2007)         DECEMBER 31, 2007)          DECEMBER 31, 2007)
---------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Randall C. Barnes                 None                       None                    $10,001-50,000
Ronald A. Nyberg                  None                       None                        None
Ronald E. Toupin, Jr.             None                       None                        None

INTERESTED TRUSTEE
Nicholas Dalmaso                  None                       None                        None

                         DOLLAR RANGE OF EQUITY     DOLLAR RANGE OF EQUITY      DOLLAR RANGE OF EQUITY
                               SECURITIES                 SECURITIES                  SECURITIES
                                 IN THE                    IN THE                       IN THE
                            CLAYMORE/OCEAN                CLAYMORE/                    CLAYMORE/
                             TOMO PATENT                  LGA GREEN                    SABRIENT
                                 ETF                         ETF                     DEFENDER ETF
                                 (AS OF                     (AS OF                      (AS OF
NAME OF TRUSTEE            DECEMBER 31, 2007)         DECEMBER 31, 2007)          DECEMBER 31, 2007)
---------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Randall C. Barnes                 None                       None                        None
Ronald A. Nyberg                  None                       None                        None
Ronald E. Toupin, Jr.             None                       None                        None

INTERESTED TRUSTEE
Nicholas Dalmaso                  None                       None                        None

                         DOLLAR RANGE OF EQUITY     DOLLAR RANGE OF EQUITY      DOLLAR RANGE OF EQUITY
                               SECURITIES                 SECURITIES                  SECURITIES
                                 IN THE                    IN THE                       IN THE
                               CLAYMORE/                CLAYMORE/BIR             CLAYMORE/BIR LEADERS
                             BIR LEADERS 50           LEADERS MID-CAP                  SMALL-CAP
                                  ETF                     VALUE ETF                    CORE ETF
                                 (AS OF                     (AS OF                      (AS OF
NAME OF TRUSTEE            DECEMBER 31, 2007)         DECEMBER 31, 2007)          DECEMBER 31, 2007)
---------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Randall C. Barnes                 None                       None                        None
Ronald A. Nyberg                  None                       None                        None
Ronald E. Toupin, Jr.             None                       None                        None

INTERESTED TRUSTEE
Nicholas Dalmaso                  None                       None                        None

                         DOLLAR RANGE OF EQUITY     DOLLAR RANGE OF EQUITY      DOLLAR RANGE OF EQUITY
                               SECURITIES                 SECURITIES                  SECURITIES
                                 IN THE                    IN THE                       IN THE
                             CLAYMORE/GREAT             CLAYMORE/OCEAN             CLAYMORE/ZACKS
                          COMPANIES LARGE-CAP           TOMO GROWTH                GROWTH & INCOME
                            GROWTH INDEX ETF              INDEX ETF                   INDEX ETF
                                 (AS OF                     (AS OF                      (AS OF
NAME OF TRUSTEE            DECEMBER 31, 2007)         DECEMBER 31, 2007)          DECEMBER 31, 2007)
---------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Randall C. Barnes                 None                       None                        None
Ronald A. Nyberg                  None                       None                        None
Ronald E. Toupin, Jr.             None                       None                        None

INTERESTED TRUSTEE
Nicholas Dalmaso                  None                       None                        None

                                                                                                                AGGREGATE DOLLAR
                                                                                                                RANGE OF EQUITY
                         DOLLAR RANGE OF EQUITY     DOLLAR RANGE OF EQUITY      DOLLAR RANGE OF EQUITY          SECURITIES IN ALL
                               SECURITIES                 SECURITIES                  SECURITIES              REGISTERED INVESTMENT
                                 IN THE                    IN THE                       IN THE                 COMPANIES OVERSEEN
                             CLAYMORE/ZACKS             CLAYMORE/CLEAR            CLAYMORE/INDEXIQ                BY TRUSTEE IN
                              MID-CAP CORE              MID-CAP GROWTH                 SMALL-CAP                    FAMILY OF
                                   ETF                     INDEX ETF                  VALUE ETF               INVESTMENT COMPANIES
                                 (AS OF                     (AS OF                      (AS OF                       (AS OF
NAME OF TRUSTEE            DECEMBER 31, 2007)         DECEMBER 31, 2007)          DECEMBER 31, 2007)           DECEMBER 31, 2007)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Randall C. Barnes                 None                       None                        None                     over $100,000
Ronald A. Nyberg                  None                       None                        None                     over $100,000
Ronald E. Toupin, Jr.             None                       None                        None                         None

INTERESTED TRUSTEE
Nicholas Dalmaso                  None                       None                        None                         None

         As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.


         Messrs. Barnes, Nyberg and Toupin, who are not "interested persons" of the Trust, as defined in the 1940 Act, serve on the Trust's Nominating and Governance Committee. The Nominating and Governance Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating and Governance Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Trust. The Trust does not have a standing compensation committee. During the Funds' fiscal year ended August 31, 2007, the Trust's Nominating and Governance Committee met once.

         Messrs. Barnes, Nyberg and Toupin who are not "interested persons" of the Trust, as defined in the 1940 Act, serve on the Trust's Audit Committee. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and internal controls of the Trust and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Trust's financial statements and the audit thereof and acting as a liaison between the Board of Trustees and the Trust's independent registered public accounting firm. During the Funds' fiscal year ended August 31, 2007, the Trust's Audit Committee met twice.

         Remuneration of Trustees and Officers


         The Trust, together with Claymore Exchange-Traded Fund Trust 2, pays each Independent Trustee an anuual fee of $25,000 per year and a fee of $1,000 per Board or committee meeting participated in together with each Trustee's actual out-of-pocket expenses relating to attendance at such meetings. Officers who are employed by the Investment Adviser receive no compensation or expense reimbursements from the Trust.


         The table below shows the compensation that was paid to the Trustees for the Fund's fiscal year ended August 31, 2007.



                         AGGREGATE COMPENSATION FROM     PENSION OR RETIREMENT BENEFITS ACCRUED    TOTAL COMPENSATION PAID FROM FUND
NAME OF TRUSTEE                     TRUST                       AS PART OF FUND EXPENSES                        COMPLEX
INDEPENDENT TRUSTEES

Randall C. Barnes                $ 36,785                                 N/A                                  $ 257,750
Ronald A. Nyberg                 $ 36,785                                 N/A                                  $ 368,125
Ronald E. Toupin, Jr.            $ 36,785                                 N/A                                  $ 310,750

INTERESTED TRUSTEE
Nicholas Dalmaso                      N/A                                 N/A                                       N/A


         The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

         Investment Adviser. The Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.


         Portfolio Manager. Chuck Craig, Managing Director, Portfolio Management and Supervision, of Claymore, serves as portfolio manager for each Fund and is responsible for the day-to-day management of each Fund's portfolio.

         Other Accounts Managed by the Portfolio Manager. As of November 30, 2007, Mr. Craig managed three registered investment companies with a total of approximately $1.85 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.


         Although the Funds in the Trust that are managed by Mr. Craig may have different investment strategies, each has a portfolio objective of replicating its underlying index. The Investment Adviser does not believe that management of the different Funds of the Trust presents a material conflict of interest for the portfolio manager or the Investment Adviser.

         Portfolio Manager Compensation. The portfolio manager's compensation consists of the following elements:

         Base salary: The portfolio manager is paid a fixed base salary by the Investment Adviser which is set at a level determined to be appropriate based upon the individual's experience and responsibilities.

         The portfolio manager is eligible for a discretionary annual bonus. There is no policy regarding, or agreement with, the portfolio manager to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the portfolio manager. The portfolio manager also participates in benefit plans and programs generally available to all employees of the Investment Adviser.


         Securities Ownership of the Portfolio Manager. As of November 30, 2007, Mr. Craig owned between $1-$10,000 of Shares in the Claymore/Sabrient Defender ETF and between $10,001-$50,000 of Shares in the Claymore/Zacks Sector
Rotation ETF.


         Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Investment Adviser and the Trust, each Fund has agreed to pay an annual management fee equal to a percentage of its average daily net assets set forth in the chart below.


-------------------------------------------------------------------------------- ---------------------------------------------------
                       FUND                                                                     FEE
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/BNY BRIC ETF                                                            0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Insider ETF                                                    0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Stealth ETF                                                    0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Sector Rotation ETF                                               0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Yield Hog ETF                                                     0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Clear Spin-Off ETF                                                      0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Ocean Tomo Patent ETF                                                   0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/LGA Green ETF                                                           0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Defender ETF                                                   0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/BIR Leaders 50 ETF                                                      0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/BIR Leaders Mid-Cap Value ETF                                           0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/BIR Leaders Small-Cap Core ETF                                          0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Great Companies Large-Cap Growth Index ETF                              0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Ocean Tomo Growth Index ETF                                             0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Growth & Income Index ETF                                         0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Mid-Cap Core ETF                                                  0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Clear Mid-Cap Growth Index ETF                                          0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/IndexIQ Small-Cap Value ETF                                             0.50% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------

         Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, all or a portion of the Fund's licensing fees, offering costs, brokerage commissions, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding the percentage of its average net assets set forth in the chart below. The offering costs excluded from the expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and
(c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into the Expense Reimbursement Agreement in which the Investment Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below the expense cap listed below (the "Expense Cap"). For a period of five years subsequent to the Funds' commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.

-------------------------------------------------------------------------------- ---------------------------------------------------
                       FUND                                                                     FEE
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/BNY BRIC ETF                                                            0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Insider ETF                                                    0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Stealth ETF                                                    0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Sector Rotation ETF                                               0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Yield Hog ETF                                                     0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Clear Spin-Off ETF                                                      0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Ocean Tomo Patent ETF                                                   0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/LGA Green ETF                                                           0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Defender ETF                                                   0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/BIR Leaders 50 ETF                                                      0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/BIR Leaders Mid-Cap Value ETF                                           0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/BIR Leaders Small-Cap Core ETF                                          0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Great Companies Large-Cap Growth Index ETF                              0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Ocean Tomo Growth Index ETF                                             0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Growth & Income Index ETF                                         0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Mid-Cap Core ETF                                                  0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Clear Mid-Cap Growth Index ETF                                          0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/IndexIQ Small-Cap Value ETF                                             0.60% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------

------------------------------- ------------------------------- --------------------------- --------------------------
FUND                            MANAGEMENT FEES PAID FOR THE    NET MANAGEMENT FEES         DATE OF FUND'S
                                FISCAL YEAR ENDED AUGUST 31,    WAIVED FOR THE FISCAL       COMMENCEMENT OF
                                2007                            YEAR ENDED AUGUST 31, 2007  OPERATIONS
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/BNY BRIC ETF             $   809,122                     $     65,050              September 21, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Sabrient Insider ETF     $    36,199                     $    117,082              September 21, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Sabrient Stealth ETF     $         0                     $     93,112              September 21, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Zacks Sector             $   122,965                     $    127,939              September 21, 2006
Rotation ETF
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Zacks Yield Hog ETF      $   216,703                     $    143,284              September 21, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Clear Spin-Off ETF       $    37,747                     $    100,797              December 15, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Ocean Tomo Patent ETF    $         0                     $     49,993              December 15, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/LGA Green ETF            $         0                     $     44,402              December 15, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Sabrient Defender ETF    $         0                     $     93,097              December 15, 2006
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/BIR Leaders 50 ETF       $         0                     $      6,550              April 2, 2007
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/BIR Leaders Mid-Cap      $         0                     $      5,982              April 2, 2007
Value ETF
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/BIR Leaders              $         0                     $      7,169              April 2, 2007
Small-Cap Core ETF
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Great Companies          $         0                     $      6,871              April 2, 2007
Large-Cap Growth Index ETF
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Ocean Tomo Growth        $         0                     $      5,563              April 2, 2007
Index ETF
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Zacks Growth &           $         0                     $      5,409              April 2, 2007
Income Index ETF
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Zacks Mid-Cap Core ETF   $         0                     $      6,627              April 2, 2007
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/Clear Mid-Cap Growth     $         0                     $      4,703              April 26, 2007
Index ETF
------------------------------- ------------------------------- --------------------------- --------------------------
Claymore/IndexIQ Small-Cap        $         0                     $      4,259              April 26, 2007
Value ETF
------------------------------- ------------------------------- --------------------------- --------------------------

         Under the Investment Advisory Agreement, the Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until August 16, 2008, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 day written notice to the Investment Adviser, or by the Investment Adviser on 60 day written notice to the Fund.


         Claymore Advisors is located at 2455 Corporate West Drive, Lisle, Illinois 60532.

         Administrator. Claymore Advisors also serves as the Trust's administrator. Pursuant to an administration agreement, Claymore Advisors provides certain administrative, bookkeeping and accounting services to the Trust. For the services, the Trust pays Claymore Advisors a fee, accrued daily and paid monthly, at the annualized rate of the Trust's average daily net assets as follows:

         First $200,000,000         0.0275%
         Next $300,000,000          0.0200%
         Next $500,000,000          0.0150%
         Over $1 billion            0.0100%


         For the fiscal year ended August 31, 2007, the Trust paid to Claymore Advisors a total of $95,207 in fees pursuant to the administration agreement.

         Custodian and Transfer Agent. The Bank of New York Mellon ("BNY"), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BNY holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BNY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. BNY may be reimbursed by the Funds for its out-of-pocket expenses.


         Pursuant to the Custodian Agreement and the Transfer Agency Agreement, each between BNY and the Trust, the Trust has agreed to pay an annual fee for custodial and transfer agency services at the annualized rate of the Trust's average daily net assets as follows:

         First $2 billion           0.0375%
         Over $2 billion            0.0275%


         For the fiscal year ended August 31, 2007, the Trust paid to BNY a total of $457,924 in fees pursuant to the Custodian Agreement and Transfer Agency Agreement.


         Distributor. Claymore Securities, Inc. ("Claymore") is the distributor of the Funds' Shares (in such capacity, the "Distributor"). Its principal address is 2455 Corporate West Drive, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         12b-1 Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in the chart below.

-------------------------------------------------------------------------------- ---------------------------------------------------
                       FUND                                                                     FEE
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/BNY BRIC ETF                                                            0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Insider ETF                                                    0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Stealth ETF                                                    0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Sector Rotation ETF                                               0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Yield Hog ETF                                                     0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Clear Spin-Off ETF                                                      0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Ocean Tomo Patent ETF                                                   0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/LGA Green ETF                                                           0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Sabrient Defender ETF                                                   0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/BIR Leaders 50 ETF                                                      0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/BIR Leaders Mid-Cap Value ETF                                           0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/BIR Leaders Small-Cap Core ETF                                          0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Great Companies Large-Cap Growth Index ETF                              0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Ocean Tomo Growth Index ETF                                             0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Growth & Income Index ETF                                         0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Zacks Mid-Cap Core ETF                                                  0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/Clear Mid-Cap Growth Index ETF                                          0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------
Claymore/IndexIQ Small-Cap Value ETF                                             0.25% of average daily net assets
-------------------------------------------------------------------------------- ---------------------------------------------------

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.


         The Plan was adopted in order to permit the implementation of each Fund's method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee. No such fees were paid by any Fund during its fiscal year ended August 31, 2007.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA").


         The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and Morningstar DTC Participants (as defined in "DTC Acts as Securities Depository" below).

         Index Providers. Set forth below is a list of each Fund the Underlying Index upon which it is based and the entity that compiles each Underlying Index.

---------------------------------------- -------------------------------------- --------------------------------------
FUND                                     UNDERLYING INDEX                       INDEX PROVIDER
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/BNY BRIC ETF                    BNY BRIC Index                         BNY
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Sabrient Insider ETF            Sabrient Insider Sentiment Index       Sabrient Systems, LLC ("Sabrient")
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Sabrient Stealth ETF            Sabrient Stealth Index                 Sabrient
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Zacks Sector Rotation ETF       Zacks Sector Rotation Index            Zacks Investment Research, Inc.
                                                                                ("Zacks")
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Zacks Yield Hog ETF             Zacks Yield Hog Index                  Zacks
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Clear Spin-Off ETF              Spin-off Index                         Clear Indexes LLC ("Clear")
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Ocean Tomo Patent ETF           Patent Index                           Ocean Tomo, LLC ("Ocean Tomo")
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/LGA Green ETF                   Eco Index                              Light Green Advisors ("LGA")
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Sabrient Defender ETF           Defensive Equity Index                 Sabrient
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/BIR Leaders 50 ETF              BIR-50 Index                           Best Independent Research, LLC ("BIR")
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/BIR Leaders Mid-Cap Value ETF   BIR Leaders Mid-Cap Value Index        BIR
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/BIR Leaders Small-Cap Core ETF  BIR Leaders Small-Cap Core Index       BIR
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Great Companies Large-Cap       Large-Cap Growth Index                 Great Companies, Inc. ("GC")
Growth Index ETF
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Ocean Tomo Growth Index ETF     Ocean Tomo Index                       Ocean Tomo
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Zacks Growth & Income Index ETF Zacks Growth & Income Index            Zacks
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Zacks Mid-Cap Core ETF          Zacks Mid-Cap Core Index               Zacks
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Clear Mid-Cap Growth Index ETF  Clear Mid-Cap Growth Index             Clear
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/IndexIQ Small-Cap Value ETF     Active Value Index                     IndexIQ, Inc. ("IndexIQ")
---------------------------------------- -------------------------------------- --------------------------------------

         No Index Provider is affiliated with the Funds or each Index
Provider Adviser. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Investment Adviser, which in turn has a licensing agreement with the applicable Index Provider. The Funds reimburse the Investment Adviser for the licensing fee payable to the Index Provider.

         The only relationship that each Index Provider has with the Investment Adviser or Distributor of the Funds in connection with the Funds are that each Index Provider has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Indices and the names of the Underlying Indices. The Underlying Indices are selected and calculated without regard to the Investment Adviser, Distributor or owners of the Funds. Each Index Provider has no obligation to take the specific needs of the Investment Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indices. Each Index Provider is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the net asset value of the Funds. Each Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Funds.

         EACH INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR UNDERLYING INDICES. EACH INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE INVESTMENT ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. EACH INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL EACH INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS, THE UNDERLYING INDICES, EVEN IF EACH INDEX PROVIDER IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             BROKERAGE TRANSACTIONS

         The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

         In seeking to implement the Trust's policies, the Investment Adviser effects transactions with those brokers and dealers that the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Investment Adviser and its affiliates do not currently participate in soft dollar transactions.

         The Investment Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Investment Adviser are considered at or about the same time, transactions in such securities are allocated among the Funds, the several investment companies and clients in a manner deemed equitable to all by the Investment Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.


The aggregate brokerage commissions paid by each Fund since the commencement of operations of that Fund until the end of the Fund's fiscal year ended August 31, 2007 (as each Fund was in operation for less than a full fiscal year) are set forth in the table below:

----------------------------------------------------- -------------------------- --------------------------
FUND                                                  BROKERAGE COMMISSIONS PAID DATE OF FUND'S
                                                      FOR THE FISCAL YEAR ENDED  COMMENCEMENT OF
                                                      AUGUST 31, 2007            OPERATIONS
----------------------------------------------------- -------------------------- --------------------------
Claymore/BNY BRIC ETF                                 $ 2,278                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Sabrient Insider ETF                         $ 2,169                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Sabrient Stealth ETF                         $ 8,166                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Zacks Sector Rotation ETF                    $ 4,682                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Zacks Yield Hog ETF                          $ 7,146                    September 21, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Clear Spin-Off ETF                           $ 2,942                    December 15, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Ocean Tomo Patent ETF                        $   135                    December 15, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/LGA Green ETF                                $   290                    December 15, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/Sabrient Defender ETF                        $ 1,188                    December 15, 2006
----------------------------------------------------- -------------------------- --------------------------
Claymore/BIR Leaders 50 ETF                           $     6                    April 2, 2007
----------------------------------------------------- -------------------------- --------------------------
Claymore/BIR Leaders Mid-Cap Value ETF                $     3                    April 2, 2007
----------------------------------------------------- -------------------------- --------------------------
Claymore/BIR Leaders Small-Cap Core ETF               $    33                    April 2, 2007
----------------------------------------------------- -------------------------- --------------------------
Claymore/Great Companies Large-Cap Growth Index ETF   $    20                    April 2, 2007
----------------------------------------------------- -------------------------- --------------------------
Claymore/Ocean Tomo Growth Index ETF                  $     6                    April 2, 2007
----------------------------------------------------- -------------------------- --------------------------
Claymore/Zacks Growth & Income Index ETF              $   373                    April 2, 2007
----------------------------------------------------- -------------------------- --------------------------
Claymore/Zacks Mid-Cap Core ETF                       $   136                    April 2, 2007
----------------------------------------------------- -------------------------- --------------------------
Claymore/Clear Mid-Cap Growth Index ETF               $   368                    April 26, 2007
----------------------------------------------------- -------------------------- --------------------------
Claymore/IndexIQ Small-Cap Value ETF                  $    30                    April 26, 2007
----------------------------------------------------- -------------------------- --------------------------

                   ADDITIONAL INFORMATION CONCERNING THE TRUST

         The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on May 24, 2006.


         The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of 25 funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.


         Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

         The Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

         The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

         The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

         Shareholders may make inquiries by writing to the Trust, c/o the Distributor, 2455 Corporate West Drive, Lisle, Illinois 60532.

         5% Holders. As of November 30, 2007, the following persons owned 5% or more of a Fund's voting securities:


Claymore/BNY BRIC ETF

NAME                                      ADDRESS                                                      % OWNED
National Financial Services LLC           200 Liberty Street, New York, NY 10281                       16.29%
TD Ameritrade                             4211 South 102nd Street, Omaha, NE 68127                     12.62%
Charles Schwab                            120 Kearny Street, San Francisco, CA 94108                   11.70%
Pershing LLC                              One Pershing Plaza, Jersey City, NJ 07399                     5.17%


Claymore/Sabrient Insider ETF

NAME                                      ADDRESS                                                      % OWNED
National Financial Services LLC           200 Liberty Street, New York, NY 10281                       17.15%
Timber Hill LLC                           209 S. LaSalle Street, Chicago, IL 60604                     10.50%
Merrill Lynch                             250 Vasey Street, New York, NY 10080                          8.80%
Citigroup Inc.                            39 Park Avenue, New York, NY 10043                            6.72%
Pershing LLC                              One Pershing Plaza, Jersey City, NJ 07399                     6.28%
Goldman Sachs                             85 Broad Street, New York, NY 10004                           5.54%


Claymore/Sabrient Stealth ETF

NAME                                      ADDRESS                                                      % OWNED
National Financial Services LLC           200 Liberty Street, New York, NY 10281                       19.02%
Merrill Lynch                             250 Vasey Street, New York, NY 10080                          8.83%
Goldman Sachs                             85 Broad Street, New York, NY 10004                           8.47%
TD Ameritrade                             4211 South 102nd Street, Omaha, NE 68127                      7.39%
Charles Schwab                            120 Kearny Street, San Francisco, CA 94108                    7.36%
First Clearing, LLC                       10700 Wheat First Drive, MC WS1024, Glen Allen, VA 07302      5.63%


Claymore/Zacks Sector Rotation ETF

NAME                                      ADDRESS                                                      % OWNED
National Financial Services LLC           200 Liberty Street, New York, NY 10281                       12.98%
Wells Fargo                               420 Montgomery Street, San Francisco, CA 94104                9.39%
Pershing LLC                              One Pershing Plaza, Jersey City, NJ 07399                     8.41%
Linsco/Private Ledger Corp                1 Beacon Street, Boston, MA 02108                             8.38%
Charles Schwab                            120 Kearny Street, San Francisco, CA 94108                    7.48%
First Clearing, LLC                       10700 Wheat First Drive, MC WS1024, Glen Allen, VA 07302      5.98%
Merrill Lynch                             250 Vasey Street, New York, NY 10080                          5.66%
Raymond James Financial Services          880 Carillon Parkway, St Petersburg, FL 33702                 5.39%


Claymore/Zacks Yield Hog ETF

NAME                                      ADDRESS                                                      % OWNED
Merrill Lynch                             250 Vasey Street, New York, NY 10080                         12.49%
Charles Schwab                            120 Kearny Street, San Francisco, CA 94108                    9.43%
Goldman Sachs                             85 Broad Street, New York, NY 10004                           7.26%
National Financial Services LLC           200 Liberty Street, New York, NY 10281                        6.99%
Citigroup Inc.                            39 Park Avenue, New York, NY 10043                            6.46%
First Clearing, LLC                       10700 Wheat First Drive, MC WS1024, Glen Allen, VA 07302      6.09%
Ameriprise Financial, Inc                 59 Ameriprise Financial Center, Minneapolis, MN 55474         5.23%


Claymore/Clear Spin-Off ETF

NAME                                      ADDRESS                                                      % OWNED
First Clearing, LLC                       10700 Wheat First Drive, MC WS1024, Glen Allen, VA 07302     11.43%
Pershing LLC                              One Pershing Plaza, Jersey City, NJ 07399                     9.26%
Merrill Lynch                             250 Vasey Street, New York, NY 10080                          8.65%
Citigroup Inc.                            39 Park Avenue, New York, NY 10043                            8.20%
National Financial Services LLC           200 Liberty Street, New York, NY 10281                        6.77%
Goldman Sachs                             85 Broad Street, New York, NY 10004                           6.28%
Charles Schwab                            120 Kearny Street, San Francisco, CA 94108                    5.92%


Claymore/Ocean Tomo Patent ETF

NAME                                      ADDRESS                                                      % OWNED
Timber Hill LLC                           209 S. LaSalle Street, Chicago, IL 60604                     22.35%
National Financial Services LLC           200 Liberty Street, New York, NY 10281                       10.16%
UBS AG                                    Bahnhofstrasse 45, 8098 Zurich, Switzerland                  10.13%
Merrill Lynch                             250 Vasey Street, New York, NY 10080                          9.61%
Charles Schwab                            120 Kearny Street, San Francisco, CA 94108                    6.54%
Ameriprise Financial Inc                  59 Ameriprise Financial Center, Minneapolis, MN 55474         5.35%
TD Ameritrade                             4211 South 102nd Street, Omaha, NE 68127                      5.00%

Claymore/Zacks Mid-Cap Core ETF

NAME                                      ADDRESS                                                      % OWNED
Goldman Sachs                             85 Broad Street, New York, NY 10004                          21.71%
Timber Hill LLC                           209 S. LaSalle Street, Chicago, IL 60604                     21.71%
RBC Dain Rauscher Inc                     60 S Sixth Street, Minneapolis, MN 55402                     11.73%
National Financial Services LLC           200 Liberty Street, New York, NY 10281                       11.44%
Morgan Stanley                            1585 Broadway, New York, NY 10036                            10.12%
First Clearing, LLC                       10700 Wheat First Drive, MC WS1024, Glen Allen, VA 07302      5.16%


Claymore/Zacks Growth & Income Index ETF

NAME                                      ADDRESS                                                      % OWNED
Timber Hill LLC                           209 S. LaSalle Street, Chicago, IL 60604                     73.93%
Goldman Sachs                             85 Broad Street, New York, NY 10004                          15.21%


Claymore/Ocean Tomo Growth Index ETF

NAME                                      ADDRESS                                                      % OWNED
Goldman Sachs                             85 Broad Street, New York, NY 10004                          47.04%
First Clearing, LLC                       10700 Wheat First Drive, MC WS1024, Glen Allen, VA 07302     15.50%
Timber Hill LLC                           209 S. LaSalle Street, Chicago, IL 60604                     13.18%
UBS AG                                    Bahnhofstrasse 45, 8098 Zurich, Switzerland                   9.81%


Claymore/IndexIQ Small-Cap Value ETF

NAME                                      ADDRESS                                                      % OWNED
Goldman Sachs                             85 Broad Street, New York, NY 10004                          72.34%
Bear Stearns                              383 Madison Avenue, New York, NY 10171                        6.07%
Timber Hill LLC                           209 S. LaSalle Street, Chicago, IL 60604                      5.33%

Claymore/LGA Green ETF

NAME                                      ADDRESS                                                      % OWNED
Timber Hill LLC                           209 S. LaSalle Street, Chicago, IL 60604                     19.64%
Goldman Sachs                             85 Broad Street, New York, NY 10004                          13.41%
TD Ameritrade                             4211 South 102nd Street, Omaha, NE 68127                     11.00%
Citigroup Inc.                            39 Park Avenue, New York, NY 10043                           10.28%
Merrill Lynch                             250 Vasey Street, New York, NY 10080                          9.05%
Goldman Sachs                             85 Broad Street, New York, NY 10004                           7.17%


Claymore/Great Companies Large-Cap Growth Index ETF

NAME                                      ADDRESS                                                      % OWNED
Goldman Sachs                             85 Broad Street, New York, NY 10004                          21.48%
Merrill Lynch                             250 Vasey Street, New York, NY 10080                         16.24%
Morgan Stanley                            1585 Broadway, New York, NY 10036                            12.16%
National Financial Services LLC           200 Liberty Street, New York, NY 10281                        8.57%
Ameriprise Financial Inc                  59 Ameriprise Financial Center, Minneapolis, MN 55474         7.94%
Charles Schwab                            120 Kearny Street, San Francisco, CA 94108                    6.13%
Pershing LLC                              One Pershing Plaza, Jersey City, NJ 07399                     5.58%


Claymore/Clear Mid-Cap Growth Index ETF

NAME                                      ADDRESS                                                      % OWNED
Timber Hill LLC                           209 S. LaSalle Street, Chicago, IL 60604                     41.10%
Merrill Lynch                             250 Vasey Street, New York, NY 10080                         33.37%
National Financial Services LLC           200 Liberty Street, New York, NY 10281                       10.44%
TD Ameritrade                             4211 South 102nd Street, Omaha, NE 68127                      5.00%


Claymore/BIR Leaders Small-Cap Core ETF

NAME                                      ADDRESS                                                      % OWNED
Timber Hill LLC                           209 S. LaSalle Street, Chicago, IL 60604                     57.47%
Merrill Lynch                             250 Vasey Street, New York, NY 10080                         28.63%

Claymore/BIR Leaders Small-Cap Core ETF

NAME                                      ADDRESS                                                      % OWNED
Timber Hill LLC                           209 S. LaSalle Street, Chicago, IL 60604                     61.34%
Merrill Lynch                             250 Vasey Street, New York, NY 10080                         19.59%
Merrill Lynch                             250 Vasey Street, New York, NY 10080                          5.74%


Claymore/BIR Leaders 50 ETF

NAME                                      ADDRESS                                                      % OWNED
Timber Hill LLC                           209 S. LaSalle Street, Chicago, IL 60604                     72.34%
First Clearing, LLC                       10700 Wheat First Drive, MC WS1024, Glen Allen, VA 07302      8.28%


Claymore/Sabrient Defender ETF

NAME                                      ADDRESS                                                      % OWNED
Merrill Lynch                             250 Vasey Street, New York, NY 10080                         14.39%
Timber Hill LLC                           209 S. LaSalle Street, Chicago, IL 60604                     10.89%
Foliofn, Inc                              Foliofn, Inc                                                 10.56%
National Financial Services LLC           200 Liberty Street, New York, NY 10281                        9.27%
Wells Fargo                               420 Montgomery Street, San Francisco, CA 94104                7.39%
Goldman Sachs                             85 Broad Street, New York, NY 10004                           6.79%
Ameriprise Financial Inc                  59 Ameriprise Financial Center, Minneapolis, MN 55474         6.26%


         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.


         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").


         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.


         Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Investment Adviser. The Investment Adviser engages a third-party proxy service, such as Institutional Shareholder Services or a similar service, to vote all proxies on behalf of the Funds. The Investment Adviser periodically reviews the proxy voting results to ensure that proxies are voted in accordance with the service's guidelines and that proxies are voted in a timely fashion. To avoid any conflicts of interest, the Investment Adviser does not have authority to override the recommendations of the third party service provider, except upon the written authorization of the client directing the Investment Adviser to vote in a specific manner. All overrides shall be approved by the Chief Compliance Officer.


         To the extent that the third party service provider seeks the Investment Adviser's direction on how to vote on any particular matter, the Chief Compliance Officer and Chief Financial Officer shall determine whether any potential conflict of interest is present. If a potential conflict of interest is present, the Investment Adviser shall seek instructions from clients on how to vote that particular item.

         The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also will be available at no charge upon request by calling 1-888-949-3837 or by writing to Claymore Exchange-Traded Fund Trust at 2455 Corporate West Drive, Lisle, IL 60532. The Funds' Form N-PX will also be available on the SEC's website at www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of each Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for the Funds will be available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q and Form N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. The Funds' Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-888-949-3837 or by writing to Claymore Exchange-Traded Fund Trust at 2455 Corporate West Drive, Lisle, IL 60532.

         Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Investment Adviser or any affiliated person of the Investment Adviser) in connection with the disclosure of portfolio holdings information of the Funds. The Trust's Policy is implemented and overseen by the Chief Compliance Officer of the Funds, subject to the oversight of the Board of Trustees. Periodic reports regarding these procedures will be provided to the Board of Trustees of the Trust. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' complete portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of each Fund. The Trust, the Investment Adviser and Claymore will not disseminate non-public information concerning the Trust.


         Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Investment Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

         The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Investment Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.


              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per

Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.


         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.


         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Investment Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Investment Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Investment Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

         Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the "Book Entry Only System" section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.


         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing

Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Investment Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third
(3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit

Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Investment Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Investment Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Investment Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.


         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.


         Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to Claymore regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The standard and maximum Creation/Redemption Transaction Fee for each Fund is set forth in the table below:


---------------------------------------- -------------------------------------- --------------------------------------
FUND                                     STANDARD CREATION/REDEMPTION           MAXIMUM CREATION/REDEMPTION
                                         TRANSACTION FEE                        TRANSACTION FEE
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/BNY BRIC ETF                    $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Sabrient Insider ETF            $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Sabrient Stealth ETF            $1,000                                 $4,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Zacks Sector Rotation ETF       $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Zacks Yield Hog ETF             $1,000                                 $4,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Clear Spin-Off ETF              $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Ocean Tomo Patent ETF           $1,500                                 $6,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/LGA Green ETF                   $1,500                                 $6,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Sabrient Defender ETF           $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/BIR Leaders 50 ETF              $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/BIR Leaders Mid-Cap Value ETF   $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/BIR Leaders Small-Cap Core ETF  $1,000                                 $4,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Great Companies Large-Cap       $500                                   $2,000
Growth Index ETF
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Ocean Tomo Growth Index ETF     $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Zacks Growth & Income Index ETF $1,500                                 $6,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Zacks Mid-Cap Core ETF          $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/Clear Mid-Cap Growth Index ETF  $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------
Claymore/IndexIQ Small-Cap Value ETF     $500                                   $2,000
---------------------------------------- -------------------------------------- --------------------------------------


         Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.


         With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.


         Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

         Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

         Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. Eastern time the following Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

         The chart below describes in further detail the placement of redemption orders outside the clearing process.

                             TRANSMITTAL DATE            NEXT BUSINESS DAY (T+1)      SECOND BUSINESS  THIRD BUSINESS DAY (T+3)
                                   (T)                                                  DAY (T+2)
------------------------------------------------------------------------------------------------------------------------------------
CREATION THROUGH NSCC
------------------------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS           4:00 p.m. (ET)                 No action.                      No action.    Creation Unit Aggregations
                                                                                                       will be delivered.
                          Order must be received
                          by the Distributor.
------------------------------------------------------------------------------------------------------------------------------------
CUSTOM ORDERS             3:00 p.m. (ET)                 No action.                      No action.    Creation Unit Aggregations
                                                                                                       will be delivered.
                          Order must be received
                          by the Distributor.

                          Orders received after
                          3:00 p.m. (ET) will be
                          treated as standard orders.
------------------------------------------------------------------------------------------------------------------------------------
CREATION OUTSIDE NSCC
------------------------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS           4:00 p.m. (ET)                 11:00 a.m. (ET)                 No action.    Creation  Unit  Aggregations
                                                                                                       will be delivered.
                          Order in proper form must be   Deposit Securities must be
                          received by the Distributor.   received by the Fund's account
                                                         through DTC.

                                                         2:00 p.m. (ET)

                                                         Cash Component must be received
                                                         by the Custodian.
------------------------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS  CREATED  4:00 p.m. (ET)                 11:00 a.m. (ET)                 No action.    1:00 p.m. (ET)
IN ADVANCE OF RECEIPT
BY THE TRUST OF ALL OR    Order in proper form must be   Available Deposit Securities.                Missing  Deposit  Securities
A PORTION OF THE          received by the Distributor.                                                are due to the Trust or the
DEPOSIT SECURITIES                                       Cash in an amount equal to the               Trust may use cash on
                                                         sum of (i) the Cash Component,               deposit to purchase missing
                                                         plus (ii) 115% of the market                 Deposit Securities.
                                                         value of the undelivered
                                                         Deposit Securities.                          Creation Unit Aggregations
                                                                                                      will be delivered.
------------------------------------------------------------------------------------------------------------------------------------
CUSTOM ORDERS             3:00 p.m. (ET)                 11:00 a.m. (ET)                 No action.   Creation Unit Aggregations
                                                                                                      will be delivered.
                          Order in proper form must be   Deposit Securities must be
                          received by the Distributor.   received by the Fund's account
                                                         through DTC.
                          Orders received after
                          3:00 p.m. (ET) will be         2:00 p.m. (ET)
                          treated as standard orders.
                                                         Cash Component must be
                                                         received by the Orders
                                                         Custodian.
------------------------------------------------------------------------------------------------------------------------------------


                                       29

                             TRANSMITTAL DATE            NEXT BUSINESS DAY (T+1)      SECOND BUSINESS  THIRD BUSINESS DAY (T+3)
                                   (T)                                                  DAY (T+2)
------------------------------------------------------------------------------------------------------------------------------------
REDEMPTION THROUGH NSCC
------------------------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS           4:00 p.m. (ET)                 No action.                      No action.    Fund Securities and Cash
                                                                                                       Redemption Amount will be
                          Order must be received by the                                                transferred.
                          Transfer Agent.

                          Orders received after
                          4:00 p.m. (ET) will be deemed
                          received on the next business
                          day (T+1).
------------------------------------------------------------------------------------------------------------------------------------
CUSTOM ORDERS             3:00 p.m. (ET)                 No action.                      No action.    Fund Securities and Cash
                                                                                                       Redemption Amount will be
                          Order must be received by the                                                transferred.
                          Transfer Agent.

                          Orders received after
                          3:00 p.m. (ET) will be
                          treated as standard orders.
------------------------------------------------------------------------------------------------------------------------------------
REDEMPTION OUTSIDE OF NSCC
------------------------------------------------------------------------------------------------------------------------------------
STANDARD ORDERS           4:00 p.m. (ET)                 11:00 a.m. (ET)                 No action.    Fund Securities and Cash
                                                                                                       Redemption Amount is
                          Order must be received by      Fund Shares  must be  delivered               delivered to the redeeming
                          the Transfer Agent.            through DTC to the Custodian.                 beneficial owner.

                          Orders received after          2:00 p.m. (ET)
                          4:00 p.m.(ET) will be deemed
                          received on the next business  Cash Component, if any, is due.
                          day (T+1).
                                                         *If the order is not in
                                                         proper form or the Fund
                                                         Shares are not delivered,
                                                         then the order will not be
                                                         deemed received as of T.
------------------------------------------------------------------------------------------------------------------------------------
CUSTOM ORDERS             3:00 p.m. (ET)                 11:00 a.m. (ET)                 No action.    Fund Securities and Cash
                                                                                                       Redemption Amount is
                          Order must be received by the  Fund Shares must be delivered                 delivered to the redeeming
                          Transfer Agent.                through DTC to the Custodian.                 beneficial owner.

                          Orders received after          2:00 p.m. (ET)
                          3:00 p.m. (ET) will be
                          treated as standard orders.    Cash Component, if any, is due.

                                                         *If the order is not in
                                                         proper form or the Fund
                                                         Shares are not delivered,
                                                         then the order will not be
                                                         deemed received as of T.
------------------------------------------------------------------------------------------------------------------------------------

                                      TAXES

         Each Fund intends to qualify for and to elect to be treated as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.


         Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one fund do not offset gains in another fund and the requirements (other than certain organizational requirements) to qualify for RIC status are determined at the Fund level rather than at the Trust level.


         Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

         As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.


         The Funds may make investments that are subject to special federal income tax rules, such as investments in repurchase agreements, money market instruments, convertible securities, structured notes, forward foreign currency exchange contracts, and non-U.S. corporations classified as "passive foreign investment companies." Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the Fund. The Fund may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

         Distributions from the Fund's net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of the Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.



         Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. Thereafter, without further Congressional acton, that rate will return to 20%. In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that the holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.


         If more than 50% of a Fund's total assets at the end of its taxable year consist of foreign stock or securities, the Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income), subject to certain limitations, the investor's pro rate share of the Fund's foreign income taxes.

         If, for any calendar year, the total distributions made exceed the Fund's current and accumulated earnings and profit, the excess will, for federal income tax purposes, be treated as a tax free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax free return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.


         The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income). Distribution of ordinary income and capital gains may also be subject to state and local taxes.

         Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the U.S. will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 day or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates. Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. The provisions discussed above relating to an exemption from withholding on distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning before January 1, 2008. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations, which may include certain REITs and capital gains distributions from REITs, will generally be subject to U.S. withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a U.S. federal income tax return. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.


         Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

         Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

         The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

             FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

         Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

         In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

         Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.


                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

         In computing each Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.


                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income, if any, are declared and paid annually, except for the Claymore/Zacks Yield Hog ETF, which are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.


         Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.


                            MISCELLANEOUS INFORMATION

         Counsel. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.


         Independent Registered Public Accounting Firm. Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606 serves as the Funds' independent registered public accounting firm. They audit the Funds' financial statements and perform other related audit services.


                              FINANCIAL STATEMENTS


         The Funds' audited financial statements, including the financial highlights appearing in the Trust's Annual Report to shareholders for the fiscal year ended August 31, 2007 and filed electronically with the Securities and Exchange Commission, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report at no charge by calling 1-888-949-3837 during normal business hours.

                            PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)(1) Certificate of Trust.*

(a)(2) Amended and Restated Agreement and Declaration of Trust.**

(b)    Bylaws of the Trust.**

(c)    Not applicable.

(d)(1) Investment Advisory Agreement between the Trust and Claymore Advisors, LLC.**

(d)(2) Expense Reimbursement Agreement between the Trust and Claymore Advisors, LLC.****

(e)(1) Distribution Agreement between the Trust and Claymore Securities, Inc.**

(e)(2) Form of Participant Agreement.**

(f)    Not applicable.

(g)    Form of Custody Agreement between the Trust and The Bank of New York.**

(h)(1) Administration Agreement between the Trust and Claymore Advisors, LLC.**

(h)(2) Form of Transfer Agency Services Agreement between the Trust and The Bank of New York.**

(h)(3) Form of Fund Accounting Agreement between the Trust and the Bank of New York.***

(h)(4) Form of Sub-License Agreement between the Trust and Claymore Advisors, LLC.***

(i)    Opinion and consent of Clifford Chance US LLP.**


(j) Consent of Ernst & Young LLP, independent registered public accounting firm.****


(k)    Not applicable.

(l)    Not applicable.

(m)    Distribution and Service Plan.****

(n)    Not applicable.

(o)    Not applicable

(p)    Code of Ethics of the Trust and the Adviser.**

(q)    Powers of attorney.*****

_____________________

* Previously filed as an exhibit to the Trust's Registration Statement on Form N-1A (File Nos. 333-134551; 811-21906), filed with the Securities and Exchange Commission on May 26, 2006.

** Previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A (file Nos. 333-134551; 811-21906), filed with the Securities and Exchange Commission on September 15, 2006.

*** Previously filed as an exhibit to Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (file Nos. 333-134551; 811-21906), filed with the Securities and Exchange Commission on December 12, 2006.


****  Filed herewith.


***** Previously filed as an exhibit to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (file Nos. 333-134551; 811-21906), filed with the Securities and Exchange Commission on September 11, 2006.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         See the Statement of Additional Information

ITEM 25.  INDEMNIFICATION

         Pursuant to Article VI of the Registrant's Agreement and Declaration of Trust, the Trust has agreed to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth therein by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in the Declaration of Trust shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of the Declaration of Trust or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

         Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940
Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

         See "Management" in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27.  PRINCIPAL UNDERWRITERS

     (a)  Claymore Securities, Inc, is the Trust's principal underwriter.

     (b) The following is a list of the executive officers, directors and partners of Claymore Securities, Inc.:

NAME AND PRINCIPAL
BUSINESS ADDRESS(1)                      POSITIONS AND OFFICES WITH UNDERWRITER
---------------------------------------- -----------------------------------------------------------------
David C. Hooten                          Chief Executive Officer
Nicholas Dalmaso                         Senior Managing Director, Chief Administrative Officer
Michael J. Rigert                        President
Kevin M. Robinson                        Senior Managing Director, General Counsel and Corporate Secretary
Anthony J. DiLeonardi                    Senior Managing Director, Distribution
Bruce Albelda                            Senior Managing Director, Chief Financial Officer
Anne S. Kochevar                         Senior Managing Director, Chief Compliance Officer
Steven M. Hill                           Senior Managing Director



----------------------------------------------------------------------------------------------------------


(1) The principal business address for all listed persons is 2455 Corporate West Drive, Lisle, Illinois 60532.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained in part at the office of Claymore Advisors, LLC at 2455 Corporate West Drive, Lisle, Illinois 60532, and in part at the offices of the Transfer Agent at 101 Barclay Street, New York, New York 10286.

ITEM 29.  MANAGEMENT SERVICES

         Not applicable.

ITEM 30.  UNDERTAKINGS

         Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Security Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 31st day of December, 2007.


                                      CLAYMORE EXCHANGE-TRADED FUND TRUST


                                      By:  /s/ Nicholas Dalmaso
                                           -----------------------
                                           Nicholas Dalmaso
                                           Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


    SIGNATURES                        TITLE                             DATE
          *                 Trustee                            December 31, 2007
---------------------
Randall C. Barnes

          *                 Trustee                            December 31, 2007
---------------------
Ronald A. Nyberg

          *                 Trustee                            December 31, 2007
---------------------
Ronald E. Toupin, Jr.

/s/ Nicholas Dalmaso        Trustee and                        December 31, 2007
---------------------       Chief Executive Officer
Nicholas Dalmaso

/s/ Steven M. Hill          Treasurer, Chief Financial Officer December 31, 2007
---------------------       and Chief Accounting Officer
Steven M. Hill



*/s/ Nicholas Dalmaso                                          December 31, 2007
---------------------
Nicholas Dalmaso
Attorney-In-Fact, pursuant to power of attorney